Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	TRI COUNTY FINANCIAL CORP /MD/
Entity Central Index Key	0000855874
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	TCFC
Entity Common Stock Shares Outstanding	0
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float	$ 0

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 10,696,653	$ 13,074,091
Federal funds sold	190,000	5,040,000
Interest-bearing deposits with banks	409,002	1,004,098
Securities available for sale (AFS), at fair value	47,205,663	41,827,612
Securities held to maturity (HTM), at amortized cost	112,619,434	153,516,839
Federal Home Loan Bank and Federal Reserve Bank stock - at cost	5,476,050	5,587,000
Loans receivable - net of allowance for loan losses of $8,246,957 and $7,655,041	747,640,752	710,088,775
Premises and equipment, net	19,782,236	16,440,902
Other real estate owned (OREO)	6,891,353	5,028,513
Accrued interest receivable	2,904,325	3,027,784
Investment in bank owned life insurance	18,730,580	18,098,085
Other assets	9,093,164	10,746,024
Total Assets	981,639,212	983,479,723
Liabilities and Stockholders' Equity
Non-interest-bearing deposits	102,319,581	81,097,622
Interest-bearing deposits	717,910,707	746,155,579
Total deposits	820,230,288	827,253,201
Short-term borrowings	1,000,000	0
Long-term debt	60,527,208	60,576,595
Guaranteed preferred beneficial interest in junior subordinated debentures	12,000,000	12,000,000
Accrued expenses and other liabilities	8,834,455	8,195,829
Total Liabilities	902,591,951	908,025,625
Stockholders' Equity
Preferred Stock, Senior Non-Cumulative Perpetual, Series C - par value $1,000; authorized 20,000; issued 20,000	20,000,000	20,000,000
Common stock - par value $.01; authorized - 15,000,000 shares; issued 3,052,416 and 3,026,557 shares, respectively	30,524	30,266
Additional paid in capital	17,873,560	17,367,403
Retained earnings	41,986,633	38,712,194
Accumulated other comprehensive gain	139,184	289,599
Unearned ESOP shares	(982,640)	(945,364)
Total Stockholders' Equity	79,047,261	75,454,098
Total Liabilities and Stockholders' Equity	$ 981,639,212	$ 983,479,723

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans receivable, allowance for loan losses (in dollars)	$ 8,246,957	$ 7,655,041
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized	15,000,000	15,000,000
Common stock, issued	3,052,416	3,026,557
Preferred Stock, Senior Non-Cumulative Perpetual, Series C
Preferred Stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, authorized	20,000	20,000
Preferred Stock, issued	20,000	20,000

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Interest and Dividend Income
Loans, including fees	$ 37,145,915		$ 36,383,142
Taxable interest and dividends on investment securities	3,132,540		3,559,903
Interest on deposits with banks	14,426		16,349
Total Interest and Dividend Income	40,292,881		39,959,394
Interest Expenses
Deposits	8,396,342		10,718,170
Short-term borrowings	50,774		49,223
Long-term debt	2,157,122		2,353,649
Total Interest Expenses	10,604,238		13,121,042
Net Interest Income	29,688,643		26,838,352
Net Interest Income After Provision For Loan Losses	2,528,681		4,087,151
Net interest income after provision	27,159,962		22,751,201
Noninterest Income
Loan appraisal, credit, and miscellaneous charges	968,097		789,883
Gain on sale of asset	0		22,500
Net gains on sale of OREO	88,351		454,339
Net losses on sale of investment securities	(3,736)		0
Income from bank owned life insurance	632,496		650,393
Service charges	2,096,118		1,988,947
Gain on sale of loans held for sale	628,701		286,978
Total Noninterest Income	4,410,027		4,193,040
Noninterest Expense
Salary and employee benefits	13,486,424		11,082,386
Occupancy expense	1,894,421		1,833,466
Advertising	542,254		491,789
Data processing expense	1,550,956		1,305,601
Professional fees	1,009,740		997,114
Depreciation of furniture, fixtures, and equipment	680,301		435,551
Telephone communications	184,057		174,748
Office supplies	256,634		184,820
FDIC Insurance	1,256,889		1,428,949
Valuation allowance on OREO	674,205		1,963,227
Other	2,267,969		2,351,551
Total Noninterest Expenses	23,803,850		22,249,202
Income before income taxes	7,766,139		4,695,039
Income tax expense	2,776,225		1,533,575
Net Income	4,989,914		3,161,464
Preferred stock dividends	200,000		672,488
Net Income Available to Common Shareholders	4,789,914		2,488,976
Net Income	4,989,914		3,161,464
Net unrealized holding losses arising during period, net of tax	(150,415)		(121,589)
Comprehensive Income	$ 4,839,499		$ 3,039,875
Earnings Per Common Share
Basic (in dollars per share)	$ 1.57	[1]	$ 0.83	[1]
Diluted (in dollars per share)	$ 1.57	[1]	$ 0.82	[1]
Cash dividends paid per common share	$ 0.4		$ 0.4

[1]	Earnings per share are based upon quarterly results and may not be additive to the annual earnings per share amounts.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Unearned Esop Shares [Member]	Total
Balance at Dec. 31, 2010	$ 16,317,000	$ 30,026	$ 16,962,460	$ 37,892,557	$ 411,188	$ (508,304)	$ 71,104,927
Comprehensive Income
Net Income				3,161,464			3,161,464
Unrealized holding gains on investment securities net of tax					(128,840)		(121,589)
Other than temporary impairment amortization on HTM securities net of tax of $3,735					7,251		7,251
Comprehensive income							3,039,875
Cash dividend at $0.40 per common share				(1,209,856)			(1,209,856)
Preferred stock dividends				(722,243)			(722,243)
Exercise of stock options		238	121,081				121,319
Net change in unearned ESOP shares		87				(437,060)	(436,973)
Repurchase of common stock		(237)		(409,728)			(409,965)
Stock Based Compensation		152	253,314				253,466
Tax effect of the ESOP dividend			30,548				30,548
Redemption of capital purchase program Series A and Series B Preferred Stock	(16,317,000)						(16,317,000)
Proceeds from issuance of Series C Preferred Stock to Small Business Lending Fund	20,000,000	0	0	0	0	0	20,000,000
Balance at Dec. 31, 2011	20,000,000	30,266	17,367,403	38,712,194	289,599	(945,364)	75,454,098
Comprehensive Income
Net Income				4,989,914			4,989,914
Unrealized holding gains on investment securities net of tax					(157,666)		(150,415)
Other than temporary impairment amortization on HTM securities net of tax of $3,735					7,251		7,251
Comprehensive income							4,839,499
Cash dividend at $0.40 per common share				(1,216,570)			(1,216,570)
Preferred stock dividends				(205,001)			(205,001)
Exercise of stock options		111	82,439				82,550
Net change in unearned ESOP shares		77				(37,276)	(37,199)
Repurchase of common stock		(184)		(293,904)			(294,088)
Stock Based Compensation		254	388,461				388,715
Tax effect of the ESOP dividend	0	0	35,257	0	0	0	35,257
Balance at Dec. 31, 2012	$ 20,000,000	$ 30,524	$ 17,873,560	$ 41,986,633	$ 139,184	$ (982,640)	$ 79,047,261

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ 81,222	$ 64,419
Tax On Reclassification Adjustment For Non Credit Portion Of Other Than Temporary Impairment	$ 3,735	$ 3,735
Common Stock, Dividends, Per Share, Cash Paid	$ 0.4	$ 0.4

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 4,989,914	$ 3,161,464
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan losses	2,528,681	4,087,151
Depreciation and amortization	1,173,141	904,103
Loans originated for resale	(14,078,800)	(9,747,000)
Proceeds from sale of loans originated for sale	14,606,301	9,968,715
Gain on sale of loans held for sale	(628,701)	(286,978)
Net gains on the sale of OREO	(88,351)	(454,339)
Losses on sales of HTM investment securities	157,153	0
Gains on sales of AFS investment securities	(153,417)	0
Gain on sale of asset	0	(22,500)
Net amortization of premium/discount on investment securities	470,340	245,650
Increase in OREO valuation allowance	674,205	1,963,227
Increase in cash surrender of bank owned life insurance	(632,495)	(650,393)
Deferred income tax benefit	(868,928)	(646,717)
Decrease (Increase) in accrued interest receivable	123,459	(243,388)
Stock based compensation	388,715	253,466
Increase (Decrease) in deferred loan fees	131,748	(139,826)
Increase in accounts payable, accrued expenses and other liabilities	638,626	1,387,446
Decrease in other assets	2,599,275	542,387
Net Cash Provided by Operating Activities	12,030,866	10,322,468
Cash Flows from Investing Activities
Purchase of AFS investment securities	(25,542,275)	(18,994,828)
Proceeds from redemption or principal payments of AFS investment securities	17,962,350	11,983,674
Purchase of HTM investment securities	(16,357,484)	(72,541,253)
Proceeds from maturities or principal payments of HTM investment securities	53,486,964	45,712,623
Net decrease of FHLB and Federal Reserve stock	110,950	728,600
Loans originated or acquired	(246,256,056)	(269,796,003)
Principal collected on loans	203,351,644	204,254,129
Purchase of premises and equipment	(4,514,475)	(5,212,864)
Proceeds from sale of OREO	344,512	9,952,873
Proceeds from sale of HTM investment securities	3,641,805	0
Proceeds from sale of AFS investment securities	1,626,016	0
Proceeds from disposal of asset	0	22,500
Net Cash Used in Investing Activities	(12,146,049)	(93,890,549)
Cash Flows from Financing Activities
Net (decrease) increase in deposits	(7,022,913)	102,670,875
Payments of long-term borrowings	(49,387)	(10,047,449)
Net increase (decrease) in short term borrowings	1,000,000	(816,422)
Exercise of stock options	82,550	121,319
Proceeds from Small Business lending Fund Preferred Stock	0	20,000,000
Redemption of Troubled Asset Relief Program Preferred Stock	0	(16,317,000)
Dividends Paid	(1,421,571)	(1,932,099)
Net change in unearned ESOP shares	(1,942)	(406,425)
Redemption of common stock	(294,088)	(409,965)
Net Cash (Used in) Provided by Financing Activities	(7,707,351)	92,862,834
(Decrease) Increase in Cash and Cash Equivalents	(7,822,534)	9,294,753
Cash and Cash Equivalents - January 1	19,118,189	9,823,436
Cash and Cash Equivalents - December 31	11,295,655	19,118,189
Supplemental Disclosures of Cash Flow Information
Interest	10,652,537	13,223,072
Income taxes	2,225,609	2,381,137
Supplemental Schedule of Non_Cash Operating Activities
Issuance of common stock for payment of compensation	388,715	253,466
Transfer from loans to OREO	4,020,494	7,878,778
Transfer of OREO to loans	$ 1,038,000	$ 3,177,855

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The Consolidated Financial Statements include the accounts of Tri-County Financial Corporation and its wholly owned subsidiary Community Bank of Tri-County (the “Bank”), and the Bank’s wholly owned subsidiary Community Mortgage Corporation of Tri-County (collectively, the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation. The accounting and reporting policies of the Company conform with accounting principles generally accepted in the United States of America and to general practices within the banking industry.

Nature of Operations

The Company provides a variety of financial services to individuals and businesses through its offices in Southern Maryland and King George, Virginia. Its primary deposit products are demand, savings and time deposits, and its primary lending products are commercial and residential mortgage loans, commercial loans, construction and land development loans, home equity and second mortgages and commercial equipment loans.

Use of Estimates

In preparing Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of OREO and deferred tax assets.

Significant Group Concentrations of Credit Risk

Most of the Company’s activities are with customers located in the county of King George, Virginia and the Southern Maryland counties of Calvert, Charles and St. Mary’s. Note 4 discusses the types of securities held by the Company. Note 5 discusses the type of lending in which the Company is engaged. The Company does not have significant concentration in any one customer or industry.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments with original maturities of three months or less when purchased to be cash equivalents.

Securities

Debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity (HTM)” and recorded at amortized cost. Securities purchased and held principally for trading in the near term are classified as “trading securities.” Securities not classified as held to maturity or trading securities, including equity securities with readily determinable fair values, are classified as “available for sale (AFS)” and recorded at estimated fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income.

Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Declines in the estimated fair value of held to maturity and available for sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In estimating other than temporary impairment losses, management considers: (1) the length of time and the extent to which the fair value has been less than cost; (2) the financial condition and near term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method. Investments in Federal Reserve Bank and Federal Home Loan Bank of Atlanta stocks are recorded at cost and are considered restricted as to marketability. The Bank is required to maintain investments in the Federal Reserve Bank as a condition of membership and the Federal Home Loan Bank based upon levels of borrowings.

Debt securities are evaluated quarterly to determine whether a decline in their value is other-than-temporary. The term “other-than-temporary” is not necessarily intended to indicate a permanent decline in value. It means that the prospects for near term recovery of value are not necessarily favorable, or that there is a lack of evidence to support fair values equal to, or greater than, the carrying value of the investment. Under the revised guidance, for recognition and presentation of other-than-temporary impairments the amount of other-than-temporary impairment that is recognized through earnings for debt securities is determined by comparing the present value of the expected cash flows to the amortized cost of the security. The discount rate used to determine the credit loss is the expected book yield on the security.

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value, in the aggregate. Fair value is derived from secondary market quotations for similar instruments. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Mortgage loans held for sale are generally sold with the mortgage servicing rights retained by the Company. The carrying value of mortgage loans sold is reduced by the cost allocated to the associated servicing rights. Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold, using the specific identification method.

Loans Receivable

The Company originates real estate mortgages, construction and land development loans, commercial loans and consumer loans. A substantial portion of the loan portfolio is comprised of loans throughout Southern Maryland. The ability of the Company’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.

Loans that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are reported at their outstanding unpaid principal balances, adjusted for the allowance for loan losses and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.

Loans are reviewed on a regular basis and are placed on non-accrual status when, in the opinion of management, the collection of additional interest is doubtful. Non-accrual loans can include performing loans that are placed on non-accrual status due to customer operating results and cash flows. The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in the process of collection. Non-accrual loans are evaluated for impairment on a loan-by-loan basis in accordance with the Company’s impairment methodology.

Consumer loans are typically charged-off no later than 90 days past due. Mortgage and commercial loans are fully or partially charged-off when in management’s judgment all reasonable efforts to return a loan to performing status have occurred. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected from loans that are placed on non-accrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses and Impaired Loans

The allowance for loan losses is established as probable losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes that the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the composition and size of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance for loan losses consists of a general and a specific component. The general component is based upon historical loss experience and a review of qualitative risk factors by portfolio segment (See Note 5 for a description of portfolio segments). The historical loss experience factor is tracked over various time horizons for each portfolio segment. It is weighted as the most important factor of the general component of the allowance. The Company considers qualitative factors in addition to the loss experience factor. These include trends by portfolio segment in charge-offs, delinquency, classified loans, loan concentrations and the rate of portfolio segment growth. Qualitative factors also include an assessment of the current regulatory environment, the quality of credit administration and loan portfolio management and national and local economic trends.

The specific component of the allowance for loan losses relates to individual impaired loans with an identified impairment loss. The Company evaluates substandard and doubtful classified loans, loans delinquent 90 days or greater, non-accrual loans and troubled debt restructured loans (“TDRs”) to determine whether a loan is impaired. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and shortfalls on a case-by-case basis, taking into consideration the circumstances surrounding the loan. These circumstances include the length of the delay, the reasons for the delay, the borrower’s payment record and the amount of the shortfall in relation to the principal and interest owed. Loans not impaired are included in the pool of loans evaluated in the general component of the allowance.

If a specific loan is deemed to be impaired it is evaluated for impairment. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral, if the loan is collateral dependent. For loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than carrying value of that loan.

The Company considers all TDRs to be impaired and defines TDRs as loans whose terms have been modified to provide for a reduction or a delay in the payment of either interest or principal because of deterioration in the financial condition of the borrower. A loan extended or renewed at a stated interest rate equal to the current interest rate for new debt with similar risk is not considered a TDR. Once an obligation has been classified as a TDR it continues to be considered a TDR until paid in full or until the loan returns to performing status and yields a market interest rate equal to the current interest rate for new debt with similar risk. TDRs are evaluated for impairment on a loan by loan basis in accordance with the Company’s impairment methodology. The Company does not participate in any specific government or Company-sponsored loan modification programs. All restructured loan agreements are individual contracts negotiated with a borrower.

Servicing

Servicing assets are recognized as separate assets when rights are acquired the purchase or sale of financial assets. Generally, purchased servicing rights are capitalized at the cost to acquire the rights. For sales of mortgage loans, a portion of the cost of originating the loan is allocated to the servicing based on relative estimated fair value. Estimated fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. Capitalized servicing rights are reported in other assets and are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.

Servicing assets are evaluated for impairment based upon the estimated fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant risk characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance for an individual tranche, to the extent that fair value is less than the capitalized amount for the tranche. If the Company later determines that all or a portion of the impairment no longer exists for a particular tranche, a reduction of the allowance may be recorded as an increase to income.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal and recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income.

Premises and Equipment

Land is carried at cost. Premises, improvements and equipment are carried at cost, less accumulated depreciation and amortization, computed by the straight-line method over the estimated useful lives of the assets, which are as follows:

Buildings and Improvements: 10 to 50 years

Furniture and Equipment: three to 15 years

Automobiles: five years

Maintenance and repairs are charged to expense as incurred, while improvements that extend the useful life of premises and equipment are capitalized.

Other Real Estate Owned (“OREO”)

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at the lower of cost or estimated fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management, and the assets are carried at the lower of carrying amount or estimated fair value less the cost to sell. Revenues and expenses from operations and changes in the valuation allowance are included in noninterest expense. Gains or losses on disposition are included in noninterest income.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when: (1) the assets have been isolated from the Company; (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Advertising Costs

The Company expenses advertising costs as incurred.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiaries. Deferred tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws and when it is considered more likely than not that deferred tax assets will be realized. It is the Company’s policy to recognize accrued interest and penalties related to unrecognized tax benefits as a component of tax expense.

Off Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under commercial lines of credit, letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded.

Stock-Based Compensation

The Company has stock option and incentive arrangements to attract and retain key personnel in order to promote the success of the business. In May 2005, the 2005 Equity Compensation Plan (the “Plan”) was approved by the shareholders and authorizes the issuance of restricted stock, stock appreciation rights, stock units and stock options to the Board of Directors and key employees.

Compensation cost for all stock-based awards is measured at fair value on date of grant and recognized over the service period for awards expected to vest. Such value is recognized as expense over the service period, net of estimated forfeitures. The estimation of stock awards that ultimately vest requires judgment, and to the extent actual results or updated estimates differ from our current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class and historical experience.

The Company and the Bank currently maintain incentive compensation plans which provide for payments to be made in cash, stock options or other share-based compensation. The Company has accrued the full amounts due under these plans, but as of year-end, it is not possible to identify the portion that will be paid out in the form of share-based compensation.

Earnings Per Common Share

Basic earnings per common share represents income available to common stockholders, divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued. Potential common shares that may be issued by the Company relate to outstanding stock options and are determined using the treasury stock method. As of December 31, 2012 and 2011, there were 184,201 and 102,524 options, respectively, which were excluded from the calculation as their effect would be anti-dilutive, because the exercise price of the options were greater than the average market price of the common shares.

	Years Ended December 31,
	2012	2011
Net Income	$4,989,914	$3,161,464
Less: dividends paid and accrued on preferred stock	(200,000)	(672,488)
Net income available to common shareholders	$4,789,914	$2,488,976

Average number of common shares outstanding	3,043,039	3,016,286
Effect of dilutive options	12,323	36,524
Average number of shares used to calculate diluted earnings per share	3,055,362	3,052,810

Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as components of comprehensive income in the Consolidated Statements of Income and Comprehensive Income. The Company discloses accumulated other comprehensive income as a separate component in the equity section of the balance sheet.

Reclassification

Certain reclassifications have been made in the Consolidated Financial Statements for 2011 to conform to the classification presented in 2012.

Recent Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2011-03; “Transfers and Servicing (Topic 860) - Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2i) the collateral maintenance guidance related to that criterion. ASU 2011-03 was effective for the Company on January 1, 2012 and did not have a material impact on the Company’s consolidated financial statements.

ASU 2011-04; “Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 amends Topic 820, “Fair Value Measurements and Disclosures,” to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 was effective for the Company January 1, 2012 and did not have a material impact on the Company’s consolidated financial statements.

ASU No. 2011-12; “Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income (“AOCI”) in ASU No. 2011-05.” ASU No. 2011-12 defers changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments on the face of the financial statements. The presentation of reclassifications out of AOCI before the effective date of ASU No. 2011-05 is allowed until the FASB issues final guidance. All other requirements of ASU No. 2011-05 are not affected.

ASU No. 2011-11; “Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 amends Topic 210 “Balance Sheet,” to require an entity to disclose both gross and net information about financial instruments, such as sales and repurchase agreements, borrowing/lending arrangements and derivative instruments with a right of offset. ASU 2011-11 is effective for the Company beginning on January 1, 2013 and is not expected to have a material impact on the Company’s consolidated financial statements.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE 2 - FAIR VALUE MEASUREMENTS

The Company adopted FASB ASC Topic 820, “Fair Value Measurements” and FASB ASC Topic 825, “The Fair Value Option for Financial Assets and Financial Liabilities”, which provides a framework for measuring and disclosing fair value under generally accepted accounting principles. FASB ASC Topic 820 requires disclosures about the fair value of assets and liabilities recognized in the balance sheet in periods subsequent to initial recognition, whether the measurements are made on a recurring basis (for example, available for sale investment securities) or on a nonrecurring basis (for example, impaired loans).

FASB ASC Topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC Topic 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company utilizes fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. Securities available for sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis such as loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

Under FASB ASC Topic 820, the Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine the fair value. These hierarchy levels are:

Level 1 inputs - Unadjusted quoted prices in active markets for identical assets or liabilities that the entity has the ability to access at the measurement date.

Level 2 inputs - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs - Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Transfers between levels of the fair value hierarchy are recognized on the actual date of the event or circumstances that caused the transfer, which generally coincides with the Company’s monthly or quarterly valuation process.

There were no transfers between levels of the fair value hierarchy and the Company had no Level 3 fair value assets or liabilities for the years ended December 31, 2012 and 2011, respectively.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value:

Securities Available for Sale

Investment securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include mortgage-backed securities issued by government sponsored entities (“GSEs”), municipal bonds and corporate debt securities. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Loans Receivable

The Company does not record loans at fair value on a recurring basis, however, from time to time, a loan is considered impaired and an allowance for loan loss is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan are considered impaired. Management estimates the fair value of impaired loans using one of several methods, including the collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. Impaired loans not requiring a specific allowance represent loans for which the fair value of expected repayments or collateral exceed the recorded investment in such loans. At December 31, 2012, substantially all of the impaired loans were evaluated based upon the fair value of the collateral. In accordance with FASB ASC 820, impaired loans where an allowance is established based on the fair value of collateral (loans with impairment) require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the loan as nonrecurring Level 3.

Other Real Estate Owned (“OREO”)

OREO is adjusted for fair value upon transfer of the loans to foreclosed assets. Subsequently, OREO is carried at the lower of carrying value and fair value. Fair value is based upon independent market prices, appraised value of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed asset at nonrecurring Level 3.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The tables below present the recorded amount of assets as of December 31, 2012 and December 31, 2011 measured at fair value on a recurring basis.

	December 31, 2012
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available for sale securities
Asset-backed securities issued by GSEs
CMOs	$42,655,799	$-	$42,655,799	$-
MBS	231,386	-	231,386	-
Corporate equity securities	37,332	-	37,332	-
Bond mutual funds	4,281,146	-	4,281,146	-
Total available for sale securities	$47,205,663	$-	$47,205,663	$-

	December 31, 2011
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available for sale securities
Asset-backed securities issued by GSEs
CMOs	$35,062,072	$-	$35,062,072	$-
MBS	2,648,043	-	2,648,043	-
Corporate equity securities	37,262	-	37,262	-
Bond mutual funds	4,080,235	-	4,080,235	-
Total available for sale securities	$41,827,612	$-	$41,827,612	$-

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

The Company may be required from time to time to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. GAAP. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis as of December 31, 2012 and December 31, 2011 are included in the tables below.

	December 31, 2012
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Loans with impairment
Commercial real estate	$2,028,534	$-	$2,028,534	$-
Residential first mortgage	602,290	-	602,290	-
Commercial loans	94,355	-	94,355	-
Total loans with impairment	$2,725,179	$-	$2,725,179	$-

Other real estate owned	$6,891,353	$-	$6,891,353	$-

	December 31, 2011
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Loans with impairment
Commercial real estate	$1,170,467	$-	$1,170,467	$-
Construction and land development	1,313,550	-	1,313,550	-
Residential first mortgage	505,206	-	505,206	-
Commercial loans	5,110,241	-	5,110,241	-
Total loans with impairment	$8,099,464	$-	$8,099,464	$-

Other real estate owned	$5,028,513	$-	$5,028,513	$-

Loans with impairment have unpaid principal balances of $4,272,836 and $10,096,399 at December 31, 2012 and 2011, respectively, and include impaired loans with a specific allowance.

RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS	12 Months Ended
Dec. 31, 2012
Restricted Cash and Cash Equivalents [Abstract]
Restricted Cash and Cash Equivalents [Text Block]

NOTE 3 - RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

The Bank is required to maintain average balances on hand or with the Federal Reserve Bank. At December 31, 2012 and 2011, these reserve balances amounted to $380,000 and $471,000, respectively.

SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investment [Text Block]

NOTE 4 – SECURITIES

	December 31, 2012
	Amortized	Gross Unrealized	Gross Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Securities available for sale (AFS)
Asset-backed securities issued by GSEs
Residential MBS	$198,400	$32,986	$-	$231,386
Residential CMOs	42,507,542	266,775	118,518	42,655,799
Corporate equity securities	37,310	306	284	37,332
Bond mutual funds	4,012,609	268,537	-	4,281,146
Total securities available for sale	$46,755,861	$568,604	$118,802	$47,205,663

Securities held to maturity (HTM)
Asset-backed securities issued by GSEs
Residential MBS	$31,239,176	$1,237,277	.	$32,476,453
Residential CMOs	76,191,199	715,620	97,998	76,808,821
Asset-backed securities issued by others
Residential CMOs	4,439,118	197,028	484,343	4,151,803
Total debt securities held to maturity	111,869,493	2,149,925	582,341	113,437,077

U.S. government obligations	749,941	-	-	749,941
Total securities held to maturity	$112,619,434	$2,149,925	$582,341	$114,187,018

	December 31, 2011
	Amortized	Gross Unrealized	Gross Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Securities available for sale (AFS)
Asset-backed securities issued by GSEs
Residential MBS	$2,412,959	$235,084	$-	$2,648,043
Residential CMOs	34,848,180	248,508	34,616	35,062,072
Corporate equity securities	37,310	241	289	37,262
Bond mutual funds	3,840,473	239,762	-	4,080,235
Total securities available for sale	$41,138,922	$723,595	$34,905	$41,827,612

Securities held to maturity (HTM)
Asset-backed securities issued by GSEs
Residential MBS	$35,929,199	$854,497	$10,960	$36,772,736
Residential CMOs	106,998,467	1,104,141	27,411	108,075,197
Asset-backed securities issued by others
Residential CMOs	9,839,222	15,364	1,421,477	8,433,109
Total debt securities held to maturity	152,766,888	1,974,002	1,459,848	153,281,042

U.S. government obligations	749,951	-	-	749,951
Total securities held to maturity	$153,516,839	$1,974,002	$1,459,848	$154,030,993

At December 31, 2012, certain asset-backed securities with a carrying value of $29.9 million were pledged to secure certain deposits. At December 31, 2012, asset-backed securities with a carrying value of $5.6 million were pledged as collateral for advances from the Federal Home Loan Bank of Atlanta.

At December 31, 2012, 97% of the asset-backed securities portfolio was rated AAA by Standard & Poor’s or the equivalent credit rating from another major rating agency. AFS asset-backed securities issued by GSEs had an average life of 3.43 years and average duration of 3.26 years and are guaranteed by their issuer as to credit risk. HTM asset-backed securities issued by GSEs had an average life of 3.43 years and average duration of 3.24 years and are guaranteed by their issuer as to credit risk.

At December 31, 2011, 96% of the asset-backed securities portfolio was rated AAA by Standard & Poor’s or the equivalent credit rating from another major rating agency. AFS asset-backed securities issued by GSEs had an average life of 1.65 years and average duration of 1.61 years and are guaranteed by their issuer as to credit risk. HTM asset-backed securities issued by GSEs had an average life of 2.72 years and average duration of 2.57 years and are guaranteed by their issuer as to credit risk.

We believe that securities with unrealized losses will either recover in market value or be paid off as agreed. The Company intends to, and has the ability to, hold these securities to maturity. We believe that the losses are the result of general perceptions of safety and creditworthiness of the entire sector and a general disruption of orderly markets in the asset class. No charges related to other-than-temporary impairment were made during the years ended December 31, 2012 and 2011. During the year ended December 31, 2009, the Company recorded a charge of $148,000 related to other-than-temporary impairment on a single CMO issue. At December 31, 2012, the CMO issue has a par value of $961,000, a market fair value of $764,000 and a carrying value of $575,000.

Management has the ability and intent to hold the securities with unrealized losses classified as held to maturity until they mature, at which time the Company will receive full value for the securities. Because our intention is not to sell the investments and it is not more likely than not that we will be required to sell the investments before recovery of their amortized cost basis, which may be maturity, management considers the unrealized losses in the held-to-maturity portfolio to be temporary, except for the single CMO issue noted above, for which an other-than-temporary charge was recorded in 2009 in the amount of $148,000.

For the year ended December 31, 2012, the Company recognized net losses on the sale of securities of $3,736. The Company sold one AFS security with a carrying value of $1,469,911 and three HTM securities with carrying values of $3,796,011, recognizing a gain of $153,417 and losses of $157,153, respectively. The sale of HTM securities was permitted under ASC 320 “Investments - Debt and Equity Securities.” ASC 320-10-25-6 permits the sale of HTM securities for certain changes in circumstances. The Company sold the HTM positions due to a significant deterioration in the issues’ creditworthiness and the increase in regulatory risk weights mandated for risk-based capital purposes. There were no sales of AFS and HTM securities for the year ended December 31, 2011.

AFS Securities

At December 31, 2012, the AFS investment portfolio had a fair value of $47,205,663 with unrealized losses from their amortized cost of $118,802. Asset-backed securities and corporate securities with unrealized losses had a fair value of $11,956,182 and all unrealized losses were for less than twelve months. At December 31, 2011, the AFS investment portfolio had a fair value of $41,827,612 with unrealized losses from their amortized cost of $34,905. Asset-backed securities and corporate securities with unrealized losses had a fair value of $18,170,977 and all unrealized losses were for less than twelve months.

HTM Securities

Gross unrealized losses and estimated fair value by length of time that the individual HTM securities have been in a continuous unrealized loss position at December 31, 2012 are as follows:

December 31, 2012	Less Than 12		More Than 12
	Months		Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Losses
Asset-backed securities issued by GSEs	$14,253,558	$89,638	$6,132,036	$8,360	$20,385,594	$97,998
Asset-backed securities issued by other	-	-	3,057,666	484,343	3,057,666	484,343
	$14,253,558	$89,638	$9,189,702	$492,703	$23,443,260	$582,341

At December 31, 2012, the HTM investment portfolio had an estimated fair value of $114,187,018, of which $23,443,260, or 21% of the securities, had some unrealized losses from their amortized cost. Of these securities, $20,385,594 or 87%, are mortgage-backed securities issued by GSEs and the remaining $3,057,666 or 13%, were asset-backed securities issued by others.

HTM securities issued by GSEs are guaranteed by the issuer. Total unrealized losses on the asset-backed securities issued by GSEs were $97,998 or 0.09%, of the amortized cost of $107,430,375. HTM asset-backed securities issued by GSEs with unrealized losses have an average life of 3.17 years and an average duration of 2.40 years. We believe that the securities will either recover in market value or be paid off as agreed. The Company intends to, and has the ability to, hold these securities to maturity.

HTM asset-backed securities issued by others are collateralized mortgage obligation securities. All of the securities have credit support tranches that absorb losses prior to the tranches that the Company owns. The Company reviews credit support positions on its securities regularly. Total unrealized losses on the asset-backed securities issued by others were $484,343, or 10.91%, of the amortized cost of $4,439,118. HTM asset-backed securities issued by others with unrealized losses have an average life of 3.17 years and an average duration of 2.40 years.

Gross unrealized losses and estimated fair value by length of time that the individual HTM securities have been in a continuous unrealized loss position at December 31, 2011 are as follows:

December 31, 2011	Less Than 12		More Than 12
	Months		Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Losses
Asset-backed securities issued by GSEs	$30,220,777	$33,796	$2,847,703	$4,575	$33,068,480	$38,371
Asset-backed securities issued by other	131,301	11,507	6,632,200	1,409,970	6,763,501	1,421,477
	$30,352,078	$45,303	$9,479,903	$1,414,545	$39,831,981	$1,459,848

At December 31, 2011, the HTM investment portfolio had an estimated fair value of $154,030,993, of which $39,831,981, or 26% of the securities, had some unrealized losses from their amortized cost. Of these securities, $33,068,480, or 83%, are mortgage-backed securities issued by GSEs and the remaining $6,763,501, or 17%, were asset-backed securities issued by others.

HTM securities issued by GSEs are guaranteed by the issuer. Total unrealized losses on the asset-backed securities issued by GSEs were $38,371, or 0.03%, of the amortized cost of $142,927,666. HTM asset-backed securities issued by GSEs with unrealized losses have an average life of 2.06 years and an average duration of 1.96 years. We believe that the securities will either recover in market value or be paid off as agreed. The Company intends to, and has the ability to, hold these securities to maturity.

HTM asset-backed securities issued by others are collateralized mortgage obligation securities. All of the securities have credit support tranches that absorb losses prior to the tranches that the Company owns. The Company reviews credit support positions on its securities regularly. Total unrealized losses on the asset-backed securities issued by others were $1,421,477, or 14.45%, of the amortized cost of $9,839,222. HTM asset-backed securities issued by others with unrealized losses have an average life of 2.35 years and an average duration of 1.61 years.

Maturities

The amortized cost and estimated fair value of debt securities at December 31, 2012, by contractual maturity, are shown below. The Company has allocated the asset-backed securities into the four maturity groups listed below using the expected average life of the individual securities based on statistics provided by industry sources. Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Within one year	$4,012,609	$4,281,146	$749,941	$749,941
Over one year through five years

Asset-backed securites
Within one year	13,917,779	13,976,846	39,331,483	39,882,620
Over one year through five years	20,613,093	20,700,576	48,166,365	48,841,303
Over five years through ten years	6,485,711	6,513,237	17,127,683	17,367,686
After ten years	1,689,359	1,696,529	7,243,962	7,345,468
Total asset-backed securities	42,705,942	42,887,188	111,869,493	113,437,077

	$46,718,551	$47,168,334	$112,619,434	$114,187,018

Credit Quality of Asset-Backed Securities

The tables below present the Standard & Poor’s or equivalent credit rating from other major rating agencies for AFS and HTM asset-backed securities issued by GSEs and others at December 31, 2012 and December 31, 2011 by carrying value. The Company considers noninvestment grade securities rated BB+ or lower as classified assets for regulatory and financial reporting. GSE asset-backed security downgrades by Standard and Poor’s were treated as AAA based on regulatory guidance.

December 31, 2012		December 31, 2011
Credit Rating	Amount	Credit Rating	Amount
AAA	$150,317,560	AAA	$181,958,323
A+	-	A+	142,808
A	110,780	A	-
BBB	978,043	BBB	1,258,268
BBB-	322,329	BBB-	1,061,017
BB+	-	BB+	1,240,901
BB	1,069,517	BB	337,998
BB-	68,604	BB-	615,716
B+	1,008,126	B+	246,345
CCC+		CCC+	3,615,627
CCC	881,719	CCC	-
Total	$154,756,678	Total	$190,477,003

LOANS	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 5 - LOANS

Loans consist of the following:

	Years Ended December 31,
	2012	2011

Commercial real estate	$419,667,312	$370,383,885
Residential first mortgages	177,663,354	164,543,309
Construction and land development	31,818,782	36,744,865
Home equity and second mortgage	21,982,375	24,138,324
Commercial loans	88,157,606	101,968,056
Consumer loans	995,206	1,000,983
Commercial equipment	16,267,684	19,760,753
	756,552,319	718,540,175
Less:
Deferred loan fees	664,610	796,359
Allowance for loan loss	8,246,957	7,655,041
	8,911,567	8,451,400

	$747,640,752	$710,088,775

At December 31, 2012, the Bank’s allowance for loan losses totaled $8,246,957 or 1.09% of loan balances as compared to $7,655,041 or 1.07% of loan balances, at December 31, 2011. Management’s determination of the adequacy of the allowance is based on a periodic evaluation of the portfolio with consideration given to the overall loss experience, current economic conditions, size, growth and composition of the loan portfolio, financial condition of the borrowers and other relevant factors that, in management’s judgment, warrant recognition in providing an adequate allowance.

At December 31, 2012 and 2011, gross loans included $1,454,757 and $2,356,196, respectively, from the sale of OREO properties that the Bank financed during 2011 that did not qualify for full accrual sales treatment under ASC Topic 360-20-40 “Property Plant and Equipment – Derecognition”. The Bank utilized the cost recovery method and deferred gain balances for these transactions were $225,000 and $410,268 at December 31, 2012 and 2011, respectively.

Risk Characteristics of Portfolio Segments

The Company manages its credit products and exposure to credit losses (credit risk) by the following specific portfolio segments (classes), which are levels at which the Company develops and documents its allowance for loan loss methodology. These segments are:

Commercial Real Estate (“CRE”)

Commercial and other real estate projects include office buildings, retail locations, churches, other special purpose buildings and commercial construction. Commercial construction balances were below 5% of the CRE portfolio at December 31, 2012 and 2011, respectively. The Bank offers both fixed-rate and adjustable-rate loans under these product lines. The primary security on a commercial real estate loan is the real property and the leases that produce income for the real property. The Bank generally limits its exposure to a single borrower to 15% of the Bank’s capital. Loans secured by commercial real estate are generally limited to 80% of the lower of the appraised value or sales price at origination and have an initial contractual loan payment period ranging from three to 20 years.

Loans secured by commercial real estate are larger and involve greater risks than one-to-four family residential mortgage loans. Because payments on loans secured by such properties are often dependent on the successful operation or management of the properties, repayment of such loans may be subject to a greater extent to adverse conditions in the real estate market or the economy.

Residential First Mortgages

Residential first mortgage loans made by the Bank are generally long term loans, amortized on a monthly basis, with principal and interest due each month. The initial contractual loan payment period for residential loans typically ranges from ten to 30 years. The Bank’s experience indicates that real estate loans remain outstanding for significantly shorter time periods than their contractual terms. Borrowers may refinance or prepay loans at their option, without penalty. The Bank originates both fixed-rate and adjustable-rate residential first mortgages.

The annual and lifetime limitations on interest rate adjustments may limit the increases in interest rates on these loans. There are also unquantifiable credit risks resulting from potential increased costs to the borrower as a result of repricing of adjustable-rate mortgage loans. During periods of rising interest rates, the risk of default on adjustable-rate mortgage loans may increase due to the upward adjustment of interest cost to the borrower.

Construction and Land Development

The Bank offers loans for the construction of one-to-four family dwellings. Generally, these loans are secured by the real estate under construction as well as by guarantees of the principals involved. In addition, the Bank offers loans to acquire and develop land, as well as loans on undeveloped, subdivided lots for home building by individuals.

A decline in demand for new housing might adversely affect the ability of borrowers to repay these loans. Construction and land development loans are inherently riskier than providing financing on owner-occupied real estate. The Bank’s risk of loss is affected by the accuracy of the initial estimate of the market value of the completed project as well as the accuracy of the cost estimates made to complete the project. In addition, the volatility of the real estate market has made it increasingly difficult to ensure that the valuation of land associated with these loans is accurate. During the construction phase, a number of factors could result in delays and cost overruns. If the estimate of construction costs proves to be inaccurate, the Bank may be required to advance funds beyond the amount originally committed to permit completion of the development. If the estimate of value proves to be inaccurate, a project’s value might be insufficient to assure full repayment. As a result of these factors, construction lending often involves the disbursement of substantial funds with repayment dependent, in part, on the success of the project rather than the ability of the borrower or guarantor to repay principal and interest. If the Bank forecloses on a project, there can be no assurance that the Bank will be able to recover all of the unpaid balance of, and accrued interest on, the loan as well as related foreclosure and holding costs.

Home Equity and Second Mortgage Loans

The Bank maintains a portfolio of home equity and second mortgage loans. These products contain a higher risk of default than residential first mortgages as in the event of foreclosure, the first mortgage would need to be paid off prior to collection of the second mortgage. This risk has been heightened as the market value of residential property has declined.

Commercial Loans

The Bank offers commercial loans to its business customers. The Bank offers a variety of commercial loan products including term loans and lines of credit. Such loans are generally made for terms of five years or less. The Bank offers both fixed-rate and adjustable-rate loans under these product lines. When making commercial business loans, the Bank considers the financial condition of the borrower, the borrower’s payment history of both corporate and personal debt, the projected cash flows of the business, the viability of the industry in which the consumer operates, the value of the collateral, and the borrower’s ability to service the debt from income. These loans are primarily secured by equipment, real property, accounts receivable, or other security as determined by the Bank.

Commercial loans are made on the basis of the borrower’s ability to make repayment from the cash flows of the borrower’s business. As a result, the availability of funds for the repayment of commercial loans may depend substantially on the success of the business itself.

Consumer Loans

The Bank has developed a number of programs to serve the needs of its customers with primary emphasis upon loans secured by automobiles, boats, recreational vehicles and trucks. The Bank also makes home improvement loans and offers both secured and unsecured personal lines of credit. Consumer loans entail greater risk from other loan types due to being secured by rapidly depreciating assets or the reliance on the borrower’s continuing financial stability.

Commercial Equipment Loans

These loans consist primarily of fixed-rate, short-term loans collateralized by a commercial customer’s equipment. When making commercial equipment loans, the Bank considers the same factors it considers when underwriting a commercial business loan. Commercial loans are of higher risk and typically are made on the basis of the borrower’s ability to make repayment from the cash flow of the borrower’s business. As a result, the availability of funds for the repayment of commercial loans may depend substantially on the success of the business itself. In the case of business failure, collateral would need to be liquidated to provide repayment for the loan. In many cases, the highly specialized nature of collateral equipment would make full recovery from the sale of collateral problematic.

Related Party Loans

Included in loans receivable at December 31, 2012 and 2011 were $6,986,756 and $6,475,004, respectively, for loans made to executive officers and directors of the Bank. These loans were made in the ordinary course of business at substantially the same terms and conditions as those prevailing at the time for comparable transactions with persons not affiliated with the Bank and are not considered to involve more than the normal risk of collectability. For the years ended December 31, 2012 and 2011, all loans to directors and executive officers of the Bank performed according to original loan terms.

Activity in loans outstanding to executive officers and directors for the years ended December 31, 2012 and 2011 are summarized as follows:

	2012	2011
Balance, beginning of year	$6,475,004	$6,250,097
New loans made during year	842,052	815,681
Repayments made during year	(330,300)	(590,774)
Balance, end of year	$6,986,756	$6,475,004

Allowance for Loan Losses

The following table details activity in the allowance for loan losses and year-end loan receivable balances for the years ended December 31, 2012 and 2011. An allocation of the allowance to one category of loans does not prevent the Company’s ability to utilize the allowance to absorb losses in a different category. The loan receivables are disaggregated on the basis of the Company’s impairment methodology.

	Commercial Real Estate	Residential First Mortgage	Construction and Land Development	Home Equity and Second Mtg.	Commercial Loans	Consumer Loans	Commercial Equipment	Total
At and For the Year Ended December 31, 2012

Allowance for loan losses:
Balance at January 1,	$2,525,199	$539,205	$354,385	$143,543	$3,850,294	$19,119	$223,296	$7,655,041
Charge-offs	(486,431)	(10,987)	(140,835)	(210,753)	(1,003,824)	(4,994)	(168,802)	(2,026,626)
Recoveries	-	37,524	-	-	51,350	987	-	89,861
Provisions	2,051,066	517,486	319,880	347,029	(948,796)	4,229	237,787	2,528,681
Balance at December 31,	$4,089,834	$1,083,228	$533,430	$279,819	$1,949,024	$19,341	$292,281	$8,246,957
Ending balance: individually evaluated for impairment	$785,878	$403,475	$-	$-	$353,883	$-	$4,421	$1,547,657
Ending balance: collectively evaluated for impairment	$3,303,956	$679,753	$533,430	$279,819	$1,595,141	$19,341	$287,860	$6,699,300
Loan receivables:
Ending balance	$419,667,312	$177,663,354	$31,818,782	$21,982,375	$88,157,606	$995,206	$16,267,684	$756,552,319
Ending balance: individually evaluated for impairment	$21,618,890	$3,367,827	$4,877,868	$291,000	$8,778,681	$51,748	$4,421	$38,990,435
Ending balance: collectively evaluated for impairment	$398,048,422	$174,295,527	$26,940,914	$21,691,375	$79,378,925	$943,458	$16,263,263	$717,561,884

	Commercial Real Estate	Residential First Mortgage	Construction and Land Development	Home Equity and Second Mtg.	Commercial Loans	Consumer Loans	Commercial Equipment	Total
At and For the Year Ended December 31, 2011

Allowance for loan losses:
Balance at January 1,	$3,313,983	$204,073	$1,266,625	$97,519	$2,552,039	$32,209	$202,699	$7,669,147
Charge-offs	(1,249,038)	(49,002)	(213,007)	-	(2,441,076)	(3,000)	(150,005)	(4,105,128)
Recoveries	-	967	-	-	1,936	968	-	3,871
Provisions	460,254	383,167	(699,233)	46,024	3,737,395	(11,058)	170,602	4,087,151
Balance at December 31,	$2,525,199	$539,205	$354,385	$143,543	$3,850,294	$19,119	$223,296	$7,655,041
Ending balance: individually evaluated for impairment	$423,093	$113,000	$100,000	$42,340	$1,318,502	$-	$-	$1,996,935
Ending balance: collectively evaluated for impairment	$2,102,106	$426,205	$254,385	$101,203	$2,531,792	$19,119	$223,296	$5,658,106
Loan receivables:
Ending balance	$370,383,885	$164,543,309	$36,744,865	$24,138,324	$101,968,056	$1,000,983	$19,760,753	$718,540,175
Ending balance: individually evaluated for impairment	$31,166,090	$5,849,538	$9,057,433	$492,319	$23,896,287	$82,036	$371,936	$70,915,639
Ending balance: collectively evaluated for impairment	$339,217,795	$158,693,771	$27,687,432	$23,646,005	$78,071,769	$918,947	$19,388,817	$647,624,536

Non-accrual and Past Due Loans

Non-accrual loans as of December 31, 2012 and 2011 were as follows:

	December 31, 2012						December 31, 2011
	90 or Greater Days Delinquent	Number of Loans	Nonacccrual Performing Loans	Number of Loans	Total Dollars	Total Number of Loans	90 or Greater Days Delinquent	Number of Loans

Commercial real estate	$1,527,844	7	$3,802,947	2	$5,330,791	9	$2,866,539	11
Residential first mortgages	3,169,404	10	569,693	3	3,739,097	13	2,438,771	7
Construction and land development	-	-	-	-	-	-	1,413,550	2
Home equity and second mortgage	71,296	2	-	-	71,296	2	291,285	7
Commercial loans	3,732,090	11	-	-	3,732,090	11	2,263,916	4
Consumer loans	-	-	51,748	1	51,748	1	500	1
Commercial equipment	216,383	4	-	-	216,383	4	236,056	3
	$8,717,017	34	$4,424,388	6	$13,141,405	40	$9,510,617	35

The Bank categorized six performing loans totaling $4,424,388 as non-accrual loans at December 31, 2012. These six loans represent one well-secured commercial relationship with no specific reserves in the allowance due to the Bank's superior credit position with underlying collateral. It is management’s belief that there is no current risk of loss to the Bank for this relationship. These loans were classified as non-accrual loans due to the customers operating results. In accordance with the Company’s policy, interest income is recognized on a cash-basis for these loans. There were no performing non-accrual loans at December 31, 2011.

Non-accrual loans on which the recognition of interest has been discontinued, which did not have a specific allowance for impairment, amounted to $11,371,542 and $4,193,893 at December 31, 2012 and 2011, respectively. Interest due but not recognized on these balances at December 31, 2012 and 2011 was $443,856 and $172,399, respectively. Non-accrual loans with a specific allowance for impairment on which the recognition of interest has been discontinued amounted to $1,769,863 and $5,316,724 at December 31, 2012 and 2011, respectively. Interest due not recognized on these balances at December 31, 2012 and 2011 was $182,106 and $242,705, respectively. An analysis of past due loans as of December 31, 2012 and 2011 is as follows:

December 31, 2012	Current	31-60 Days	61-89 Days	90 or Greater Days	Total Past Due	Total Loan Receivables

Commercial real estate	$416,721,658	$-	$1,417,810	$1,527,844	$2,945,654	$419,667,312
Residential first mortgages	173,593,886	97,307	802,757	3,169,404	4,069,468	177,663,354
Construction and land dev.	31,818,782	-	-	-	-	31,818,782
Home equity and second mtg.	21,499,018	350,715	61,346	71,296	483,357	21,982,375
Commercial loans	84,384,426	-	41,090	3,732,090	3,773,180	88,157,606
Consumer loans	983,094	9,363	2,749	-	12,112	995,206
Commercial equipment	15,659,007	371,921	20,373	216,383	608,677	16,267,684
Total	$744,659,871	$829,306	$2,346,125	$8,717,017	$11,892,448	$756,552,319

December 31, 2011	Current	31-60 Days	61-89 Days	90 or Greater Days	Total Past Due	Total Loan Receivables

Commercial real estate	$367,415,647	$101,699	$-	$2,866,539	$2,968,238	$370,383,885
Residential first mortgages	160,785,337	1,319,201	-	2,438,771	3,757,972	164,543,309
Construction and land dev.	35,331,315	-	-	1,413,550	1,413,550	36,744,865
Home equity and second mtg.	23,618,693	228,346	-	291,285	519,631	24,138,324
Commercial loans	95,961,076	49,781	3,693,283	2,263,916	6,006,980	101,968,056
Consumer loans	991,838	8,645	-	500	9,145	1,000,983
Commercial equipment	19,450,929	24,869	48,899	236,056	309,824	19,760,753
Total	$703,554,835	$1,732,541	$3,742,182	$9,510,617	$14,985,340	$718,540,175

There were no accruing loans 90 days or greater past due at December 31, 2012 or 2011.

Credit Quality Indicators

A risk grading scale is used to assign grades to commercial real estate, construction and land development, commercial loans and commercial equipment loans. Loans are graded at inception, annually thereafter when financial statements are received and at other times when there is an indication that a credit may have weakened or improved. Only commercial loan relationships with an aggregate exposure to the Bank of $750,000 or greater are subject to being risk rated.

Residential first mortgages, home equity and second mortgages and consumer loans are evaluated for creditworthiness in underwriting and are monitored based on borrower payment history. These loans are classified as unrated unless they are part of a larger commercial relationship that requires grading or are troubled debt restructures or nonperforming loans with an Other Assets Especially Mentioned (“OAEM”) or higher risk rating due to a delinquent payment history.

Management regularly reviews credit quality indicators as part of its individual loan reviews and on a monthly and quarterly basis. The overall quality of the Bank’s loan portfolio is assessed using the Bank’s risk grading scale, net charge-offs, nonperforming loans, delinquencies, performance of troubled debt restructured loans and the general economic conditions in the Company’s geographical market. This review process is assisted by frequent internal reporting of loan production, loan quality, concentrations of credit, loan delinquencies and nonperforming and potential problem loans. Credit quality indicators and allowance factors are adjusted based on management’s judgment during the monthly and quarterly review process.

Loans subject to risk ratings are graded on a scale of one to 10. The Company considers loans classified substandard, doubtful and loss as classified assets for regulatory and financial reporting.

Ratings 1 thru 6 - Pass

Ratings 1 thru 6 have asset risks ranging from excellent low risk to adequate. The specific rating assigned considers customer history of earnings, cash flows, liquidity, leverage, capitalization, consistency of debt service coverage, the nature and extent of customer relationship and other relevant specific business factors such as the stability of the industry or market area, changes to management, litigation or unexpected events that could have an impact on risks.

Rating 7 - OAEM (Other Assets Especially Mentioned) – Special Mention

These credits, while protected by the financial strength of the borrowers, guarantors or collateral, have reduced quality due to economic conditions, less than adequate earnings performance or other factors which require the lending officer to direct more than normal attention to the credit. Financing alternatives may be limited and/or command higher risk interest rates. OAEM loans are the first adversely classified assets on our watch list. These relationships will be reviewed at least quarterly.

Rating 8 - Substandard

Substandard assets are assets that are inadequately protected by the sound worth or paying capacity of the borrower or of the collateral pledged. These assets have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the possibility that the Bank will sustain some loss if the deficiencies are not corrected. Loss potential, while existing in the aggregate amount of substandard assets, does not have to exist in individual assets classified substandard. The loans may have a delinquent history or combination of weak collateral, weak guarantor strength or operating losses. When a loan is assigned to this category the Bank may estimate a specific reserve in the loan loss allowance analysis. These assets listed may include assets with histories of repossessions or some that are non-performing bankruptcies. These relationships will be reviewed at least quarterly.

Rating 9 - Doubtful

Doubtful assets have many of the same characteristics of Substandard with the exception that the Bank has determined that loss is not only possible but is probable and the risk is close to certain that loss will occur. When a loan is assigned to this category the Bank will identify the probable loss and it will receive a specific reserve in the loan loss allowance analysis. These relationships will be reviewed at least quarterly.

Rating 10 - Loss

Once an asset is identified as a definite loss to the Bank, it will receive the classification of “loss”. There may be some future potential recovery; however it is more practical to write off the loan at the time of classification. Losses will be taken in the period in which they are determined to be uncollectable.

Credit quality indicators as of December 31, 2012 and 2011 were as follows:

Credit Risk Profile by Internally Assigned Grade

	Commercial Real Estate		Construction and Land Dev.
	2012	2011	2012	2011

Unrated	$59,930,126	$1,003,553	$4,330,321	$-
Pass	329,882,941	338,952,446	19,752,749	27,687,432
Special mention	4,880,758	-	-	-
Substandard	24,973,487	30,391,213	7,735,712	9,057,433
Doubtful	-	-	-	-
Loss	-	36,673	-	-
Total	$419,667,312	$370,383,885	$31,818,782	$36,744,865

	Commercial Loans		Commercial Equipment
	2012	2011	2012	2011

Unrated	$11,627,726	$586,124	$5,082,713	$391,786
Pass	64,436,809	78,183,487	11,180,550	19,209,380
Special mention	-	-	-	-
Substandard	12,093,071	23,198,445	4,421	159,587
Doubtful	-	-	-	-
Loss	-	-	-	-
Total	$88,157,606	$101,968,056	$16,267,684	$19,760,753

Credit Risk Profile Based on Payment Activity

	Residential First Mortgages		Home Equity and Second Mtg.		Consumer Loans
	2012	2011	2012	2011	2012	2011

Performing	$174,493,950	$162,104,538	$21,911,079	$23,847,039	$995,206	$1,000,483
Nonperforming	3,169,404	2,438,771	71,296	291,285	-	500
Total	$177,663,354	$164,543,309	$21,982,375	$24,138,324	$995,206	$1,000,983

Impaired Loans and Troubled Debt Restructures (“TDRs”)

Impaired loans, including TDRs, at December 31, 2012 and 2011 were as follows:

December 31, 2012	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

Commercial real estate	$21,618,890	$18,804,478	$2,814,412	$21,618,890	$785,878	$22,501,842	$1,119,715
Residential first mortgages	3,367,827	2,362,062	1,005,765	3,367,827	403,475	3,388,867	157,595
Construction and land dev.	4,877,868	4,877,868	-	4,877,868	-	4,792,982	276,260
Home equity and second mtg.	291,000	291,000	-	291,000	-	221,000	6,783
Commercial loans	8,778,681	8,330,442	448,238	8,778,681	353,883	9,153,074	284,095
Consumer loans	51,748	51,748	-	51,748	-	64,459	5,284
Commercial equipment	4,421	-	4,421	4,421	4,421	5,112	318
Total	$38,990,435	$34,717,598	$4,272,836	$38,990,435	$1,547,657	$40,127,336	$1,850,050

December 31, 2011	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

Commercial real estate	$8,405,656	$6,404,447	$1,593,560	$7,998,006	$423,093	$6,880,651	$375,203
Residential first mortgages	618,206	-	618,206	618,206	113,000	618,835	10,294
Construction and land dev.	3,130,466	1,716,915	1,413,550	3,130,466	100,000	3,193,938	84,107
Home equity and second mtg.	42,340	-	42,340	42,340	42,340	42,340	-
Commercial loans	8,798,072	2,369,329	6,428,743	8,798,072	1,318,502	9,188,371	314,216
Commercial equipment	129,876	129,876	-	129,876	-	147,035	8,905
Total	$21,124,616	$10,620,567	$10,096,399	$20,716,966	$1,996,935	$20,071,170	$792,725

At December 31, 2012 and 2011, impaired loans totaled $38,990,435 and $20,716,966, respectively. Impaired loans had specific allocations within the allowance for loan losses or have been reduced by charge-offs to recoverable values. Allocations of the allowance for loan losses relative to impaired loans at December 31, 2012 and 2011 were $1,547,657 and $1,996,935, respectively.

TDRs, included in the impaired loan schedule above, as of December 31, 2012 and 2011 were as follows:

	Years Ended December 31,
	2012		2011
	Dollars	Number of Loans	Dollars	Number of Loans

Commercial real estate	$3,097,214	7	$7,696,921	10
Residential first mortgages	1,418,229	3	-	-
Construction and land development	-	-	1,716,915	1
Commercial loans	-	-	2,369,329	3
Commercial equipment	-	-	129,876	1
	$4,515,443	10	$11,913,041	15

At December 31, 2012, 100% of TDRs were performing according to the terms of their restructured agreements compared to $11,113,326 or 93.3% as of December 31, 2011. Interest income in the amount of $220,326 and $524,397 was recognized on these loans for the years ended December 31, 2012 and 2011, respectively. There were no specific reserves in the allowance for loan losses relative to TDR loans at December 31, 2012 compared to $300,000 at December 31, 2011.

During the year ended December 31, 2012, the Bank entered into TDRs for eight commercial real estate loans totaling $3,212,894 and three residential first mortgages totaling $1,419,657.

For the year ended December 31, 2012, two commercial real estate TDR loans were charged-off in the amount of $415,995. One of the two charged-off commercial real estate loans was transferred to OREO with a balance of $382,500. For the year ended December 31, 2011, TDR loans charged-off or transferred to OREO were $187,891. TDRs charged-off were for two commercial equipment loans totaling $76,592 and one TDR was transferred to OREO for a commercial loan of $111,299.

LOAN SERVICING	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights Disclosure [Text Block]

NOTE 6 - LOAN SERVICING

Loans serviced for others are not reflected in the accompanying balance sheets. The unpaid principal balances of mortgages serviced for others were $48,292,582 and $45,598,885 at December 31, 2012 and 2011, respectively.

Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing. Loan servicing income is recorded on an accrual basis and includes servicing fees from investors and certain charges collected from borrowers, such as late payment fees. The following table presents the activity of the mortgage servicing rights.

	Years Ended December 31,
	2012	2011
Balance, beginning of the year	$213,079	$196,648
Additions	105,480	73,022
Amortization	(73,887)	(56,591)
Balance, end of year	$244,672	$213,079

OTHER REAL ESTATE OWNED ("OREO")	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Real Estate Disclosure [Text Block]

NOTE 7 - OTHER REAL ESTATE OWNED (“OREO”)

OREO assets are presented net of the allowance for losses. The Company considers OREO as classified assets for regulatory and financial reporting. An analysis of the activity is as follows:

	Years Ended December 31,
	2012	2011
Balance at beginning of year	$5,028,513	$10,469,302
Additions of underlying property	4,020,494	7,273,206
Disposals of underlying property	(1,483,449)	(10,750,768)
Valuation allowance	(674,205)	(1,963,227)
Balance at end of period	$6,891,353	$5,028,513

Expenses applicable to OREO assets include the following:

	Years Ended December 31,
	2012	2011
Valuation allowance	$674,205	$1,963,227
Operating expenses	96,618	489,164
	$770,823	$2,452,391

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 8 - PREMISES AND EQUIPMENT

A summary of the cost and accumulated depreciation of premises and equipment at December 31, 2012 and 2011 follows:

	2012	2011

Land	$5,509,342	$4,916,251
Building and improvements	16,148,785	13,424,230
Furniture and equipment	6,681,230	5,820,318
Automobiles	294,225	245,363
Total cost	28,633,582	24,406,162
Less accumulated depreciation	8,851,346	7,965,260
Premises and equipment, net	$19,782,236	$16,440,902

Certain Bank facilities are leased under various operating leases. Rent expense was $513,910 and $488,154 in 2012 and 2011, respectively. Future minimum rental commitments under non-cancellable operating leases are as follows:

2013	$548,765
2014	555,316
2015	562,036
2016	577,729
2017	584,801
Thereafter	3,545,937

Total	$6,374,584

DEPOSITS	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE 9 - DEPOSITS

Deposits at December 31 consist of the following:

	2012	2011
Noninterest-bearing demand	$102,319,581	$81,097,622
Interest-bearing
Demand	67,351,757	68,312,048
Money market deposits	209,813,301	191,540,190
Savings	35,291,646	30,787,620
Certificates of deposit	405,454,003	455,515,721
Total interest-bearing	717,910,707	746,155,579

Total deposits	$820,230,288	$827,253,201

The aggregate amount of certificates of deposit in denominations of $100,000 or more at December 31, 2012, and 2011 was $206,405,092 and $236,622,465, respectively. The aggregate amount of certificates of deposit in denominations of $250,000 or more at December 31, 2012, and 2011 was $70,789,975 and $81,816,504, respectively.

At December 31, 2012, the scheduled contractual maturities of certificates of deposit are as follows:

2013	$242,042,465
2014	103,913,307
2015	44,663,544
2016	9,279,438
2017	5,555,249
$405,454,003

SHORT-TERM BORROWINGS AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 10 - SHORT-TERM BORROWINGS AND LONG-TERM DEBT

The Bank’s long-term debt consists of advances from the Federal Home Loan Bank (FHLB) of Atlanta. The Bank classifies debt based upon original maturity and does not reclassify debt to short-term status during its life. These include fixed-rate, fixed-rate convertible and variable-rate convertible advances. Rates and maturities on these advances at December 31, 2012 and 2011 were as follows:

	Fixed-	Fixed-Rate	Variable
	Rate	Convertible	Convertible
2012
Highest rate	3.99%	3.47%	4.00%
Lowest rate	0.84%	3.47%	4.00%
Weighted average rate	2.33%	3.47%	4.00%
Matures through	2036	2018	2020

2011
Highest rate	4.04%	4.30%	4.00%
Lowest rate	0.84%	3.47%	4.00%
Weighted average rate	2.76%	3.88%	4.00%
Matures through	2036	2018	2020

Average rates of long-term debt and short-term borrowings were as follows:

	At or for the Year Ended December 31,
(dollars in thousands)	2012	2011
Long-term debt
Long-term debt outstanding at end of period	$60,527	$60,577
Weighted average rate on outstanding long-term debt	2.80%	3.33%
Maximum outstanding long-term debt of any month end	60,573	60,620
Average outstanding long-term debt	60,206	61,421
Approximate average rate paid on long-term debt	3.02%	3.32%

Short-term borrowings
Short-term borrowings outstanding at end of period	$1,000	$-
Weighted average rate on short-term borrowings	0.36%	0.00%
Maximum outstanding short-term borrowings at any month end	14,000	15,703
Average outstanding short-term borrowings	3,639	2,168
Approximate average rate paid on short-term borrowings	1.40%	1.91%

The Bank’s fixed-rate debt generally consists of advances with monthly interest payments and principal due at maturity.

The Bank’s fixed-rate convertible long-term debt is callable by the issuer, after an initial period ranging from six months to five years. The instruments are callable at the date ending the initial period. At December 31, 2012, the Bank had $10,000,000 in fixed-rate convertible debt callable in 2013. The balance of fixed-rate convertible debt has passed its call date. All advances have a prepayment penalty, determined based upon prevailing interest rates.

Variable convertible advances have an initial variable rate based on a discount to LIBOR. Variable convertible debt is scheduled to mature in 2020. During 2010, the FHLB exercised its option to convert a $10,000,000 variable convertible advance to a fixed-rate advance at a rate of 4.0% for a term of 10 years.

During the year ended December 31, 2012, the Bank extended the maturities of two $5,000,000 fixed-rate convertible advances totaling $10,000,000 to mature in 2017 and a $10,000,000 fixed-rate advance to mature in 2022, decreasing rates from 4.3% and 4.0% to 2.2% and 2.8%, respectively.

At December 31, 2012, $50,527,208 or 83% of the Bank’s long-term debt was fixed for rate and term, as the conversion optionality of the advances have either been exercised or expired. The contractual maturities of long-term debt are as follows:

	December 31, 2012
	Fixed-	Fixed-Rate	Variable
	Rate	Convertible	Convertible	Total

Due in 2013	$5,000,000	$-	$-	$5,000,000
Due in 2014	750,000	-	-	750,000
Due in 2015	14,000,000	-	-	14,000,000
Due in 2016	-	-	-	-
Due in 2017	10,000,000	-	-	10,000,000
Thereafter	10,777,208	10,000,000	10,000,000	30,777,208
	$40,527,208	$10,000,000	$10,000,000	$60,527,208

From time to time, the Bank also has daily advances outstanding, which are classified as short-term borrowings. These advances are repayable at the Bank’s option at any time and are re-priced daily. There was $1,000,000 outstanding at December 31, 2012 compared to no amounts advanced at December 31, 2011.

Under the terms of an Agreement for Advances and Security Agreement with Blanket Floating Lien (the “Agreement”), the Bank maintains collateral with the FHLB consisting of one-to-four family residential first mortgage loans, second mortgage loans, commercial real estate and securities. The Agreement limits total advances to 40% of assets or $391 million.

At December 31, 2012, $412 million of loans and securities were pledged or in safekeeping at the FHLB. Loans and securities are subject to collateral eligibility rules and are adjusted for market value and collateral value factors to arrive at lendable collateral values. At December 31, 2012, FHLB lendable collateral was valued at $284 million. At December 31, 2012, the Bank had total lendable pledged collateral at the FHLB of $162 million of which $101 million was available to borrow in addition to outstanding advances of $61 million. Unpledged lendable collateral was $122 million, bringing total available borrowing capacity to $223 million at December 31, 2012.

Additionally, the Bank has established a short-term credit facility with the Federal Reserve Bank of Richmond under its Borrower in Custody program. The Bank has segregated collateral sufficient to draw $16.3 million under this agreement. In addition, the Bank has established short-term credit facilities with other commercial banks totaling $12 million at December 31, 2012. No amounts were outstanding under the Borrower in Custody or commercial lines at December 31, 2012.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 11 - INCOME TAXES

Allocation of federal and state income taxes between current and deferred portions is as follows:

	2012	2011
Current
Federal	$2,827,187	$1,663,022
State	678,278	557,499
	3,505,465	2,220,521

Deferred
Federal	(631,256)	(611,296)
State	(97,984)	(75,650)
	(729,240)	(686,946)
Total income tax expense	$2,776,225	$1,533,575

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows:

	2012		2011
	Amount	Percent of Pre-Tax Income	Amount	Percent of Pre-Tax Income
Expected income tax expense at federal tax rate	$2,640,487	34.00%	$1,596,313	34.00%
State taxes net of federal benefit	177,559	2.29%	127,658	2.72%
Nondeductible expenses	28,890	0.37%	21,246	0.45%
Nontaxable income	(320,054)	(4.12%)	(347,329)	(7.40%)
Other	249,343	3.21%	135,687	2.89%

Total income tax expense	$2,776,225	35.75%	$1,533,575	32.66%

The net deferred tax assets in the accompanying balance sheets include the following components:

	2012	2011
Deferred tax assets
Deferred fees	$-	$1,410
Allowance for loan losses	3,253,425	3,019,914
Deferred compensation	1,860,068	1,739,075
OREO valuation allowance and expenses	1,510,974	1,245,000
Other	438,077	163,612
	7,062,544	6,169,011
Deferred tax liabilities
Unrealized gain on investment securities	71,701	149,188
FHLB stock dividends	156,182	156,182
Depreciation	29,386	31,169
	257,269	336,539

Net deferred tax assets	$6,805,275	$5,832,472

Retained earnings at December 31, 2012 included approximately $1.2 million of bad debt deductions allowed for federal income tax purposes (the “base year tax reserve”) for which no deferred income tax has been recognized. If, in the future, this portion of retained earnings is used for any purpose other than to absorb bad debt losses, it would create income for tax purposes only and income taxes would be imposed at the then prevailing rates. The unrecorded income tax liability on the above amount was approximately $463,000 at December 31, 2012.

The Company does not have uncertain tax positions that are deemed material and did not recognize any adjustments for unrecognized tax benefits. The Company’s policy is to recognize interest and penalties on income taxes as a component of tax expense. The Company is no longer subject to U.S. Federal tax examinations by tax authorities for years before 2009.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 12 - COMMITMENTS AND CONTINGENCIES

The Bank is party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments are commitments to extend credit. These instruments may, but do not necessarily, involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized on the balance sheets. The Bank’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments as it does for on-balance-sheet loans receivable.

As of December 31, 2012 and 2011 the Bank had outstanding loan commitments of approximately $15,500,000 and $22,300,000, respectively.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. These guarantees are issued primarily to support construction borrowing arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Bank holds cash or a secured interest in real estate as collateral to support those commitments for which collateral is deemed necessary. Standby letters of credit outstanding amounted to $22,715,990 and $19,426,823 at December 31, 2012 and 2011, respectively. In addition to the commitments noted above, customers had approximately $70,357,702 and $75,564,000 available under lines of credit at December 31, 2012 and 2011, respectively.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 13 - STOCK-BASED COMPENSATION

The Company has stock option and incentive arrangements to attract and retain key personnel. In May 2005, the 2005 Equity Compensation Plan (the “Plan”) was approved by the shareholders, which authorizes the issuance of restricted stock, stock appreciation rights, stock units and stock options to the Board of Directors and key employees. Compensation expense for service based awards is recognized over the vesting period. Performance based awards are recognized based on a vesting, if applicable, and the probability of achieving the goals.

Stock-based compensation expense totaled $152,640 and $154,899 in 2012 and 2011, respectively, which consisted of grants of restricted stock and restricted stock units. Stock-based compensation for the years ended December 31, 2012 and 2011 included director compensation of $22,339 and $36,461, respectively, for stock granted in lieu of cash compensation. All outstanding options were fully vested at December 31, 2012. There were no stock options granted in 2012 and 2011, respectively.

The fair value of the Company’s employee stock options granted is estimated on the date of grant using the Black-Scholes option pricing model. The Company estimates expected market price volatility and expected term of the options based on historical data and other factors.

The exercise price for options granted is set at the discretion of the committee administering the Plan, but is not less than the market value of the shares as of the date of grant. An option’s maximum term is 10 years and the options vest at the discretion of the committee.

		Weighted		Weighted-Average
		Average	Aggregate	Contractual Life
		Exercise	Intrinsic	Remaining In
	Shares	Price	Value	Years

Outstanding at January 1, 2012	264,156	$17.90	$175,911
Granted at fair value	-	-
Exercised	(24,780)	12.25	88,607
Expired	-	-
Forfeited	(3,317)	18.25
Outstanding at December 31, 2012	236,059	$18.49	$164,304	1.0

Exercisable at December 31, 2012	236,059	$18.49	$164,304	1.0

		Weighted		Weighted-Average
		Average	Aggregate	Contractual Life
		Exercise	Intrinsic	Remaining In
	Shares	Price	Value	Years

Outstanding at January 1, 2011	299,237	$16.86	$524,392
Granted at fair value	-	-
Exercised	(33,163)	8.75	286,061
Expired	(338)	8.44
Forfeited	(1,580)	15.00

Outstanding at December 31, 2011	264,156	$17.90	$175,911	1.7

Exercisable at December 31, 2011	264,156	$17.90	$175,911	1.7

Options outstanding are all currently exercisable and are summarized as follows:

Number Outstanding	Weighted Average	Weighted Average
December 31, 2012	Remaining Contractual Life	Exercise Price

51,858	1 years	$12.96
82,652	2 years	15.89
80,138	3 years	22.29
21,411	5 years	27.70
236,059		$18.49

The aggregate intrinsic value of outstanding stock options and exercisable stock options was $164,304 at December 31, 2012. Aggregate intrinsic value represents the difference between the Company’s closing stock price on the last trading day of the period, which was $15.98 at December 31, 2012, and the exercise price multiplied by the number of options outstanding.

The Company has outstanding restricted stock and stock units granted in accordance with the Plan. The following tables summarize the unvested restricted stock awards and units outstanding at December 31, 2012 and 2011.

	Restricted Stock		Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Fair Value

Nonvested at January 1, 2012	8,113	$16.47	6,845	$15.00
Granted	23,281	15.21	2,105	15.98
Vested	(7,825)	15.20	(3,739)	14.80

Nonvested at December 31, 2012	23,569	$15.64	5,211	$15.98

	Restricted Stock		Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Fair Value

Nonvested at January 1, 2011	2,720	$11.90	3,739	$15.00
Granted	12,934	16.49	3,106	15.00
Vested	(7,541)	14.86	-	-

Nonvested at December 31, 2011	8,113	$16.47	6,845	$15.00

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

NOTE 14 - EMPLOYEE BENEFIT PLANS

The Company has an Employee Stock Ownership Plan (“ESOP”) that covers substantially all its employees. Employees qualify to participate after one year of service and vest in allocated shares after three years of service. The ESOP acquires stock of Tri-County Financial Corporation by purchasing shares in the Over the Counter (“OTC”) securities market. Unencumbered shares held by the ESOP are treated as outstanding in computing earnings per share. Shares issued to the ESOP but pledged as collateral for loans obtained to provide funds to acquire the shares are not treated as outstanding in computing earnings per share. Dividends on ESOP shares are recorded as a reduction of retained earnings. Contributions are made at the discretion of the Board of Directors. ESOP contributions recognized for the years ended 2012 and 2011 totaled $222,600 and $43,695, respectively. As of December 31, 2012, the ESOP held 204,523 allocated and 59,618 unallocated shares with an approximate market value of $3,268,280 and $952,693, respectively. The estimated value was determined utilizing the Company’s closing stock price of $15.98 on December 31, 2012.

The Company also has a 401(k) plan. The Company matches a portion of the employee contributions after one year of employee service. This ratio is determined annually by the Board of Directors. In 2012 and 2011, the Company matched one-half of the first 8% of the employee’s contribution. Employees who have completed six months of service are covered under this defined contribution plan. Employee’s vest in the Company’s matching contributions after three years of service. Contributions are determined at the discretion of the Board of Directors. For the years ended December 31, 2012 and 2011, the expense recorded for this plan totaled $211,200 and $208,926, respectively.

The Company has a separate nonqualified retirement plan for non-employee directors. Directors are eligible for a maximum benefit of $3,500 a year for ten years following retirement from the Board of Community Bank of Tri-County. The maximum benefit is earned at 15 years of service as a non-employee director. Full vesting occurs after two years of service. Expense recorded for this plan was $19,780 and $46,353 for the years ended December 31, 2012 and 2011, respectively.

In addition, the Company has established individual supplemental retirement plans and life insurance benefits for certain key executives and officers of the Bank. These plans and benefits provide a retirement income payment for 15 years from the date of the employee’s expected retirement date. The payments are set at the discretion of the Board of Directors and vesting occurs ratably from the date of employment to the expected retirement date. Expense recorded for this plan totaled $441,601 and $346,653 for 2012 and 2011, respectively.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

NOTE 15 - REGULATORY MATTERS

The Company and the Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of tangible and core capital (as defined in the regulations) to total adjusted assets (as defined) and of risk-based capital (as defined) to risk-weighted assets (as defined). Management believes, as of December 31, 2012, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from the Federal Reserve categorized the Bank as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Company’s or the Bank’s category. The Company’s and the Bank’s actual capital amounts and ratios for 2012 and 2011 are presented in the following tables.

At December 31, 2012	Actual		Required for Capital Adequacy Purposes		To be Considered Well Capitalized Under Prompt Corrective Action
(in thousands)
Total Capital (to risk weighted assets)
The Company	$99,280	12.84%	$61,842	8.00%
The Bank	$96,600	12.55%	$61,586	8.00%	$76,983	10.00%

Tier 1 Capital (to risk weighted assets)
The Company	$90,908	11.76%	$30,921	4.00%
The Bank	$88,228	11.46%	$30,793	4.00%	$46,190	6.00%

Tier 1 Capital (to average assets)
The Company	$90,908	9.39%	$38,723	4.00%
The Bank	$88,228	9.14%	$38,595	4.00%	$48,244	5.00%

At December 31, 2011	Actual		Required for Capital Adequacy Purposes		To be Considered Well Capitalized Under Prompt Corrective Action
(in thousands)
Total Capital (to risk weighted assets)
The Company	$94,927	12.69%	$59,859	8.00%
The Bank	$92,515	12.42%	$59,609	8.00%	$74,511	10.00%

Tier 1 Capital (to risk weighted assets)
The Company	$87,164	11.65%	$29,930	4.00%
The Bank	$84,860	11.39%	$29,804	4.00%	$44,707	6.00%

Tier 1 Capital (to average assets)
The Company	$87,164	9.17%	$38,021	4.00%
The Bank	$84,860	8.96%	$37,896	4.00%	$47,370	5.00%

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]

NOTE 16 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. Therefore, any aggregate unrealized gains or losses should not be interpreted as a forecast of future earnings or cash flows. Furthermore, the fair values disclosed should not be interpreted as the aggregate current value of the Company.

At December 31, 2012			Fair Value Measurements
Description of Asset	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Investment securities - AFS	$47,205,663	$47,205,663	$-	$47,205,663	$-
Investment securities - HTM	112,619,434	114,187,018	749,941	113,437,077	-
Federal Home Loan Bank and Federal Reserve Stock	5,476,050	5,469,000	-	5,469,000	-
Loans	747,640,752	757,387,000	-	757,387,000	-
Other real estate owned	6,891,353	6,891,353	-	6,891,353	-

Liabilities
Savings, NOW and money market accounts	$414,776,285	$414,776,285	$-	$414,776,285	$-
Time deposits	405,454,003	410,257,000	-	410,257,000	-
Long-term debt	60,527,208	64,252,000	-	64,252,000	-
Short term borrowings	1,000,000	1,000,000	-	1,000,000	-
Guaranteed preferred beneficial interest in junior subordinated debentures	12,000,000	2,400,000	-	2,400,000	-

At December 31, 2011			Fair Value Measurements
Description of Asset	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Investment securities - AFS	$41,827,612	$41,827,612	$-	$41,827,612	$-
Investment securities - HTM	153,516,839	154,030,993	749,951	153,281,042	-
Federal Home Loan Bank and Federal Reserve Stock	5,587,000	5,624,000	-	5,624,000	-
Loans	710,088,775	726,238,000	-	726,238,000	-
Other real estate owned	5,028,513	5,028,513	-	5,028,513	-

Liabilities
Savings, NOW and money market accounts	$371,737,480	$371,737,480	$-	$371,737,480	$-
Time deposits	455,515,721	462,192,000	-	462,192,000	-
Long-term debt	60,576,595	61,353,000	-	61,353,000	-
Guaranteed preferred beneficial interest in junior subordinated debentures	12,000,000	2,400,000	-	2,400,000	-

At December 31, 2012, the Company had outstanding loan commitments and standby letters of credit of $15.5 million and $22.7 million, respectively. Based on the short-term lives of these instruments, the Company does not believe that the fair value of these instruments differs significantly from their carrying values.

Valuation Methodology

Investment securities and FHLB and FRB stock - Fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

Loans receivable - For conforming residential first-mortgage loans, the market price for loans with similar coupons and maturities was used. For nonconforming loans with maturities similar to conforming loans, the coupon was adjusted for credit risk. Loans that did not have quoted market prices were priced using the discounted cash flow method. The discount rate used was the rate currently offered on similar products. Loans priced using the discounted cash flow method included residential construction loans, commercial real estate loans and consumer loans. The estimated fair value of loans held for sale is based on the terms of the related sale commitments.

Other real estate owned - Fair value is based upon independent market prices, appraised value of the collateral or management’s estimation of the value of the collateral.

Deposits - The fair value of checking accounts, saving accounts and money market accounts were the amount payable on demand at the reporting date.

Time certificates - The fair value was determined using the discounted cash flow method. The discount rate was equal to the rate currently offered on similar products.

Long-term debt and other borrowed funds - These were valued using the discounted cash flow method. The discount rate was equal to the rate currently offered on similar borrowings.

Guaranteed preferred beneficial interest in junior subordinated securities - These were valued using discounted cash flows. The discount rate was equal to the rate currently offered on similar borrowings.

Off-balance sheet instruments - The Company charges fees for commitments to extend credit. Interest rates on loans for which these commitments are extended are normally committed for periods of less than one month. Fees charged on standby letters of credit and other financial guarantees are deemed to be immaterial and these guarantees are expected to be settled at face amount or expire unused. It is impractical to assign any fair value to these commitments.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2012 and 2011. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date and, therefore, current estimates of fair value may differ significantly from the amount presented herein.

GUARANTEED PREFERRED BENEFICIAL INTEREST IN JUNIOR SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2012
Guaranteed Preferred Beneficial Interest In Junior Subordinated Debentures [Abstract]
Redemption Of Subordinated Debentures [Text Block]

NOTE 17 - GUARANTEED PREFERRED BENEFICIAL INTEREST IN JUNIOR SUBORDINATED DEBENTURES

On June 15, 2005, Tri-County Capital Trust II (“Capital Trust II”), a Delaware business trust formed, funded and wholly owned by the Company, issued $5,000,000 of variable-rate capital in a private pooled transaction. The variable rate is based on the 90-day LIBOR rate plus 1.70%. The Trust used the proceeds from this issuance, along with the $155,000 for Capital Trust II’s common securities, to purchase $5,155,000 of the Company’s junior subordinated debentures. The interest rate on the debentures and the trust preferred securities is variable and adjusts quarterly. These capital securities qualify as Tier I capital and are presented in the Consolidated Balance Sheets as “Guaranteed Preferred Beneficial Interests in Junior Subordinated Debentures.” Both the capital securities of Capital Trust II and the junior subordinated debentures are scheduled to mature on June 15, 2035, unless called by the Company.

On July 22, 2004, Tri-County Capital Trust I (“Capital Trust I”), a Delaware business trust formed, funded and wholly owned by the Company, issued $7,000,000 of variable-rate capital securities in a private pooled transaction. The variable rate is based on the 90-day LIBOR rate plus 2.60%. The Trust used the proceeds from this issuance, along with the Company’s $217,000 capital contribution for Capital Trust I’s common securities, to purchase $7,217,000 of the Company’s junior subordinated debentures. The interest rate on the debentures and the trust preferred securities is variable and adjusts quarterly. These debentures qualify as Tier I capital and are presented in the Consolidated Balance Sheets as “Guaranteed Preferred Beneficial Interests in Junior Subordinated Debentures.” Both the capital securities of Capital Trust I and the junior subordinated debentures are scheduled to mature on July 22, 2034, unless called by the Company.

PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Preferred Stock [Text Block]

NOTE 18 - PREFERRED STOCK

Small Business Lending Fund Preferred Stock

On September 22, 2011, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the Secretary of the Treasury (the “Secretary”), pursuant to which the Company issued 20,000 shares of the Company’s Senior Non-Cumulative Perpetual Preferred Stock, Series C (the “Series C Preferred Stock”), having a liquidation amount per share equal to $1,000, for a total purchase price of $20,000,000. The Purchase Agreement was entered into, and the Series C Preferred Stock was issued, as authorized by the Small Business Lending Fund program.

The Series C Preferred Stock is entitled to receive non-cumulative dividends, payable quarterly. The dividend rate, as a percentage of the liquidation amount, can fluctuate on a quarterly basis during the first 10 quarters during which the Series C Preferred Stock is outstanding, based upon changes in the level of “Qualified Small Business Lending” or “QSBL” (as defined in the Purchase Agreement) by the Bank. Based upon the increase in the Bank’s level of QSBL over the baseline level calculated under the terms of the Purchase Agreement, the dividend rate for the initial dividend period was set at one percent (1%). For the second through ninth calendar quarters, the dividend rate may be adjusted to between one percent (1%) and five percent (5%) per annum, to reflect the amount of change in the Bank’s level of QSBL. If the level of the Bank’s qualified small business loans declines so that the percentage increase in QSBL as compared to the baseline level is less than 10%, then the dividend rate payable on the Series C Preferred Stock would increase. For the tenth calendar quarter through four and one half years after issuance, the dividend rate will be fixed at between one percent (1%) and seven percent (7%) based upon the increase in QSBL as compared to the baseline. After four and one half years from issuance, the dividend rate will increase to nine percent (9%). In addition, beginning on January 1, 2014, and on all Series C Preferred Stock dividend payment dates thereafter ending on April 1, 2016, the Company will be required to pay to the Secretary, on each share of Series C Preferred Stock, but only out of assets legally available, a fee equal to 0.5% of the liquidation amount per share of Series C Preferred Stock.

The Series C Preferred Stock is non-voting, except in limited circumstances. If the Company misses five dividend payments, whether or not consecutive, the holder of the Series C Preferred Stock will have the right, but not the obligation, to appoint a representative as an observer on the Company’s Board of Directors. The Series C Preferred Stock may be redeemed at any time at the Company’s option, at a redemption price of 100% of the liquidation amount plus accrued but unpaid dividends to the date of redemption for the current period, subject to the approval of our federal banking regulator. The Company is permitted to repay its SBLF funding in increments of 25% or $5.0 million, subject to the approval of its federal banking regulator.

Redemption of Series A and B Preferred Stock - Troubled Asset Relief Program’s (TARP) Capital Purchase Program

On September 22, 2011, the Company entered into a letter agreement (the “Repurchase Letter”) with the United States Department of the Treasury (the “Treasury”), in which the Company agreed to redeem, out of the proceeds of the issuance of the Series C Preferred Stock, all 15,540 outstanding shares of its Fixed Rate Cumulative Perpetual Preferred Stock, Series A, liquidation amount $1,000 per share (the “Series A Preferred Stock”), for a redemption price of $15,619,858, including accrued but unpaid dividends to the date of redemption and all 777 outstanding shares of its Fixed Rate Cumulative Perpetual Preferred Stock, Series B, liquidation amount $1,000 per share (the “Series B Preferred Stock”), for a redemption price of $784,187, including accrued but unpaid dividends to the date of redemption.

The Company issued Series A Preferred Stock and Series B Preferred Stock on December 19, 2008. It was outstanding until redemption of all Series A Preferred Stock and Series B Preferred Stock on September 22, 2011. The annual dividend rates paid for Series A Preferred Stock and Series B Preferred Stock were 5% and 9%, respectively.

CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 19 - CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY

Balance Sheets
	December 31,
	2012	2011
Assets
Cash - noninterest bearing	$660,890	$337,704
Investment in wholly owned subsidiaries	88,738,823	85,521,824
Other assets	2,864,629	2,755,040
Total Assets	$92,264,342	$88,614,568

Liabilities and Stockholders' Equity
Current liabilities	$845,081	$788,470
Guaranteed preferred beneficial interest in junior subordinated debentures	12,372,000	12,372,000
Total Liabilities	13,217,081	13,160,470

Stockholders' Equity
Preferred Stock - Series C	20,000,000	20,000,000
Common stock	30,524	30,266
Additional paid in capital	17,873,560	17,367,403
Retained earnings	41,986,633	38,712,194
Accumulated other comprehensive income	139,184	289,599
Unearned ESOP shares	(982,640)	(945,364)
Total Stockholders’ Equity	79,047,261	75,454,098

Total Liabilities and Stockholders’ Equity	$92,264,342	$88,614,568

Condensed Statements of Income

	Years Ended December 31,
	2012	2011
Interest and Dividend Income
Dividends from subsidiary	$2,300,000	$3,275,000
Interest income	93,180	33,307
Interest expense	337,810	316,576
Net Interest Income	2,055,370	2,991,731
Miscellaneous expenses	(608,104)	(703,332)
Income before income taxes and equity in undistributed net income of subsidiary	1,447,266	2,288,399
Federal and state income tax benefit	289,929	335,444
Equity in undistributed net income of subsidiary	3,252,719	537,621
Net Income	$4,989,914	$3,161,464
Preferred stock dividends	200,000	672,488
Net Income Available to Common Shareholders	$4,789,914	$2,488,976

Condensed Statements of Cash Flows
	Years Ended December 31,
	2012	2011
Cash Flows from Operating Activities
Net income	$4,989,914	$3,161,464
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiary	(3,252,719)	(537,621)
Stock based compensation	388,715	253,466
Increase in other assets	(89,610)	(301,185)
Deferred income tax benefit	(19,980)	(36,357)
Increase in current liabilities	56,611	108,595
Net Cash Provided by Operating Activities	2,072,931	2,648,362

Cash Flows from Financing Activities
Dividends paid	(1,421,571)	(1,932,099)
Proceeds from Small Business Lending Fund Preferred Stock	-	20,000,000
Redemption of Troubled Asset Relief Program Preferred Stock	-	(16,317,000)
Downstream of capital to subsidiary	(114,694)	(3,950,148)
Exercise of stock options	82,550	121,319
Net change in ESOP loan	(1,942)	(406,425)
Redemption of common stock	(294,088)	(409,965)
Net Cash Used in Financing Activities	(1,749,745)	(2,894,318)
Increase (Decrease) in Cash	323,186	(245,956)
Cash at Beginning of Year	337,704	583,660
Cash at End of Year	$660,890	$337,704

QUARTERLY FINANCIAL COMPARISON (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

NOTE 20 - QUARTERLY FINANCIAL COMPARISON (Unaudited)

	2012
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Interest and dividend income	$10,195,299	$9,886,656	$10,102,542	$10,108,384
Interest expense	2,276,163	2,539,049	2,765,341	3,023,685
Net interest income	7,919,136	7,347,607	7,337,201	7,084,699
Provision for loan loss	1,005,101	746,075	436,431	341,074
Net interest income after provision	6,914,035	6,601,532	6,900,770	6,743,625

Noninterest income	1,364,705	1,302,437	896,795	846,090
Noninterest expense	5,941,961	5,600,784	6,363,686	5,897,419

Income before income taxes	2,336,779	2,303,185	1,433,879	1,692,296
Provision for income taxes	866,211	830,244	492,727	587,043
Net Income	$1,470,568	$1,472,941	$941,152	$1,105,253
Preferred stock dividends	50,000	50,000	50,000	50,000
Net Income Available to Common Shareholders	$1,420,568	$1,422,941	$891,152	$1,055,253

Earnings Per Common Share[1]
Basic	$0.47	$0.47	$0.29	$0.35
Diluted	$0.47	$0.47	$0.29	$0.35

	2011
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Interest and dividend income	$10,088,665	$10,134,507	$9,904,432	$9,831,790
Interest expense	3,351,796	3,378,500	3,168,429	3,222,317
Net interest income	6,736,869	6,756,007	6,736,003	6,609,473
Provision for loan loss	545,806	644,654	890,861	2,005,830
Net interest income after provision	6,191,063	6,111,353	5,845,142	4,603,643

Noninterest income	1,443,758	1,026,356	952,599	770,327
Noninterest expense	6,937,286	5,277,394	4,923,298	5,111,224

Income before income taxes	697,535	1,860,315	1,874,443	262,746
Provision for income taxes	203,823	653,856	654,648	21,248
Net Income	$493,712	$1,206,459	$1,219,795	$241,498
Preferred stock dividends	51,111	197,912	211,732	211,733
Net Income Available to Common Shareholders	$442,601	$1,008,547	$1,008,063	$29,765

Earnings Per Common Share[1]
Basic	$0.15	$0.33	$0.33	$0.01
Diluted	$0.15	$0.33	$0.33	$0.01

(1) Earnings per share are based upon quarterly results and may not be additive to the annual earnings per share amounts.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The Consolidated Financial Statements include the accounts of Tri-County Financial Corporation and its wholly owned subsidiary Community Bank of Tri-County (the “Bank”), and the Bank’s wholly owned subsidiary Community Mortgage Corporation of Tri-County (collectively, the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation. The accounting and reporting policies of the Company conform with accounting principles generally accepted in the United States of America and to general practices within the banking industry.

Nature Of Operations [Policy Text Block]

Nature of Operations

The Company provides a variety of financial services to individuals and businesses through its offices in Southern Maryland and King George, Virginia. Its primary deposit products are demand, savings and time deposits, and its primary lending products are commercial and residential mortgage loans, commercial loans, construction and land development loans, home equity and second mortgages and commercial equipment loans.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

In preparing Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of OREO and deferred tax assets.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Significant Group Concentrations of Credit Risk

Most of the Company’s activities are with customers located in the county of King George, Virginia and the Southern Maryland counties of Calvert, Charles and St. Mary’s. Note 4 discusses the types of securities held by the Company. Note 5 discusses the type of lending in which the Company is engaged. The Company does not have significant concentration in any one customer or industry.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments with original maturities of three months or less when purchased to be cash equivalents.

Marketable Securities, Held-to-maturity Securities, Policy [Policy Text Block]

Securities

Debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity (HTM)” and recorded at amortized cost. Securities purchased and held principally for trading in the near term are classified as “trading securities.” Securities not classified as held to maturity or trading securities, including equity securities with readily determinable fair values, are classified as “available for sale (AFS)” and recorded at estimated fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income.

Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Declines in the estimated fair value of held to maturity and available for sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In estimating other than temporary impairment losses, management considers: (1) the length of time and the extent to which the fair value has been less than cost; (2) the financial condition and near term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method. Investments in Federal Reserve Bank and Federal Home Loan Bank of Atlanta stocks are recorded at cost and are considered restricted as to marketability. The Bank is required to maintain investments in the Federal Reserve Bank as a condition of membership and the Federal Home Loan Bank based upon levels of borrowings.

Debt securities are evaluated quarterly to determine whether a decline in their value is other-than-temporary. The term “other-than-temporary” is not necessarily intended to indicate a permanent decline in value. It means that the prospects for near term recovery of value are not necessarily favorable, or that there is a lack of evidence to support fair values equal to, or greater than, the carrying value of the investment. Under the revised guidance, for recognition and presentation of other-than-temporary impairments the amount of other-than-temporary impairment that is recognized through earnings for debt securities is determined by comparing the present value of the expected cash flows to the amortized cost of the security. The discount rate used to determine the credit loss is the expected book yield on the security.

Trade and Loan Receivables, Nonmortgage Loans Held-for-sale, Policy [Policy Text Block]

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value, in the aggregate. Fair value is derived from secondary market quotations for similar instruments. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Mortgage loans held for sale are generally sold with the mortgage servicing rights retained by the Company. The carrying value of mortgage loans sold is reduced by the cost allocated to the associated servicing rights. Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold, using the specific identification method.

Loans and Leases Receivable, Lease Financing, Policy [Policy Text Block]

Loans Receivable

The Company originates real estate mortgages, construction and land development loans, commercial loans and consumer loans. A substantial portion of the loan portfolio is comprised of loans throughout Southern Maryland. The ability of the Company’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.

Loans that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are reported at their outstanding unpaid principal balances, adjusted for the allowance for loan losses and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.

Loans are reviewed on a regular basis and are placed on non-accrual status when, in the opinion of management, the collection of additional interest is doubtful. Non-accrual loans can include performing loans that are placed on non-accrual status due to customer operating results and cash flows. The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in the process of collection. Non-accrual loans are evaluated for impairment on a loan-by-loan basis in accordance with the Company’s impairment methodology.

Consumer loans are typically charged-off no later than 90 days past due. Mortgage and commercial loans are fully or partially charged-off when in management’s judgment all reasonable efforts to return a loan to performing status have occurred. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected from loans that are placed on non-accrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Impaired Financing Receivable, Policy [Policy Text Block]

Allowance for Loan Losses and Impaired Loans

The allowance for loan losses is established as probable losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes that the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the composition and size of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance for loan losses consists of a general and a specific component. The general component is based upon historical loss experience and a review of qualitative risk factors by portfolio segment (See Note 5 for a description of portfolio segments). The historical loss experience factor is tracked over various time horizons for each portfolio segment. It is weighted as the most important factor of the general component of the allowance. The Company considers qualitative factors in addition to the loss experience factor. These include trends by portfolio segment in charge-offs, delinquency, classified loans, loan concentrations and the rate of portfolio segment growth. Qualitative factors also include an assessment of the current regulatory environment, the quality of credit administration and loan portfolio management and national and local economic trends.

The specific component of the allowance for loan losses relates to individual impaired loans with an identified impairment loss. The Company evaluates substandard and doubtful classified loans, loans delinquent 90 days or greater, non-accrual loans and troubled debt restructured loans (“TDRs”) to determine whether a loan is impaired. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and shortfalls on a case-by-case basis, taking into consideration the circumstances surrounding the loan. These circumstances include the length of the delay, the reasons for the delay, the borrower’s payment record and the amount of the shortfall in relation to the principal and interest owed. Loans not impaired are included in the pool of loans evaluated in the general component of the allowance.

If a specific loan is deemed to be impaired it is evaluated for impairment. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral, if the loan is collateral dependent. For loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than carrying value of that loan.

The Company considers all TDRs to be impaired and defines TDRs as loans whose terms have been modified to provide for a reduction or a delay in the payment of either interest or principal because of deterioration in the financial condition of the borrower. A loan extended or renewed at a stated interest rate equal to the current interest rate for new debt with similar risk is not considered a TDR. Once an obligation has been classified as a TDR it continues to be considered a TDR until paid in full or until the loan returns to performing status and yields a market interest rate equal to the current interest rate for new debt with similar risk. TDRs are evaluated for impairment on a loan by loan basis in accordance with the Company’s impairment methodology. The Company does not participate in any specific government or Company-sponsored loan modification programs. All restructured loan agreements are individual contracts negotiated with a borrower.

Transfers and Servicing of Financial Assets, Servicing of Financial Assets, Policy [Policy Text Block]

Servicing

Servicing assets are recognized as separate assets when rights are acquired the purchase or sale of financial assets. Generally, purchased servicing rights are capitalized at the cost to acquire the rights. For sales of mortgage loans, a portion of the cost of originating the loan is allocated to the servicing based on relative estimated fair value. Estimated fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. Capitalized servicing rights are reported in other assets and are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.

Servicing assets are evaluated for impairment based upon the estimated fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant risk characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance for an individual tranche, to the extent that fair value is less than the capitalized amount for the tranche. If the Company later determines that all or a portion of the impairment no longer exists for a particular tranche, a reduction of the allowance may be recorded as an increase to income.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal and recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income.

Property, Plant and Equipment, Policy [Policy Text Block]

Premises and Equipment

Land is carried at cost. Premises, improvements and equipment are carried at cost, less accumulated depreciation and amortization, computed by the straight-line method over the estimated useful lives of the assets, which are as follows:

Buildings and Improvements: 10 to 50 years

Furniture and Equipment: three to 15 years

Automobiles: five years

Maintenance and repairs are charged to expense as incurred, while improvements that extend the useful life of premises and equipment are capitalized.

Real Estate, Policy [Policy Text Block]

Other Real Estate Owned (“OREO”)

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at the lower of cost or estimated fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management, and the assets are carried at the lower of carrying amount or estimated fair value less the cost to sell. Revenues and expenses from operations and changes in the valuation allowance are included in noninterest expense. Gains or losses on disposition are included in noninterest income.

Transfers and Servicing of Financial Assets, Transfers of Financial Assets, Policy [Policy Text Block]

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when: (1) the assets have been isolated from the Company; (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Advertising Costs, Policy [Policy Text Block]	Advertising Costs The Company expenses advertising costs as incurred.
Income Tax, Policy [Policy Text Block]

Income Taxes

The Company files a consolidated federal income tax return with its subsidiaries. Deferred tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws and when it is considered more likely than not that deferred tax assets will be realized. It is the Company’s policy to recognize accrued interest and penalties related to unrecognized tax benefits as a component of tax expense.

Off-Balance-Sheet Credit Exposure, Policy [Policy Text Block]

Off Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under commercial lines of credit, letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

The Company has stock option and incentive arrangements to attract and retain key personnel in order to promote the success of the business. In May 2005, the 2005 Equity Compensation Plan (the “Plan”) was approved by the shareholders and authorizes the issuance of restricted stock, stock appreciation rights, stock units and stock options to the Board of Directors and key employees.

Compensation cost for all stock-based awards is measured at fair value on date of grant and recognized over the service period for awards expected to vest. Such value is recognized as expense over the service period, net of estimated forfeitures. The estimation of stock awards that ultimately vest requires judgment, and to the extent actual results or updated estimates differ from our current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class and historical experience.

The Company and the Bank currently maintain incentive compensation plans which provide for payments to be made in cash, stock options or other share-based compensation. The Company has accrued the full amounts due under these plans, but as of year-end, it is not possible to identify the portion that will be paid out in the form of share-based compensation.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Common Share

Basic earnings per common share represents income available to common stockholders, divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued. Potential common shares that may be issued by the Company relate to outstanding stock options and are determined using the treasury stock method. As of December 31, 2012 and 2011, there were 184,201 and 102,524 options, respectively, which were excluded from the calculation as their effect would be anti-dilutive, because the exercise price of the options were greater than the average market price of the common shares.

	Years Ended December 31,
	2012	2011
Net Income	$4,989,914	$3,161,464
Less: dividends paid and accrued on preferred stock	(200,000)	(672,488)
Net income available to common shareholders	$4,789,914	$2,488,976

Average number of common shares outstanding	3,043,039	3,016,286
Effect of dilutive options	12,323	36,524
Average number of shares used to calculate diluted earnings per share	3,055,362	3,052,810

Comprehensive Income, Policy [Policy Text Block]

Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as components of comprehensive income in the Consolidated Statements of Income and Comprehensive Income. The Company discloses accumulated other comprehensive income as a separate component in the equity section of the balance sheet.

Reclassification, Policy [Policy Text Block]	Reclassification Certain reclassifications have been made in the Consolidated Financial Statements for 2011 to conform to the classification presented in 2012.
New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2011-03; “Transfers and Servicing (Topic 860) - Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2i) the collateral maintenance guidance related to that criterion. ASU 2011-03 was effective for the Company on January 1, 2012 and did not have a material impact on the Company’s consolidated financial statements.

ASU 2011-04; “Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 amends Topic 820, “Fair Value Measurements and Disclosures,” to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 was effective for the Company January 1, 2012 and did not have a material impact on the Company’s consolidated financial statements.

ASU No. 2011-12; “Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income (“AOCI”) in ASU No. 2011-05.” ASU No. 2011-12 defers changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments on the face of the financial statements. The presentation of reclassifications out of AOCI before the effective date of ASU No. 2011-05 is allowed until the FASB issues final guidance. All other requirements of ASU No. 2011-05 are not affected.

ASU No. 2011-11; “Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 amends Topic 210 “Balance Sheet,” to require an entity to disclose both gross and net information about financial instruments, such as sales and repurchase agreements, borrowing/lending arrangements and derivative instruments with a right of offset. ASU 2011-11 is effective for the Company beginning on January 1, 2013 and is not expected to have a material impact on the Company’s consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

As of December 31, 2012 and 2011, there were 184,201 and 102,524 options, respectively, which were excluded from the calculation as their effect would be anti-dilutive, because the exercise price of the options were greater than the average market price of the common shares.

	Years Ended December 31,
	2012	2011
Net Income	$4,989,914	$3,161,464
Less: dividends paid and accrued on preferred stock	(200,000)	(672,488)
Net income available to common shareholders	$4,789,914	$2,488,976

Average number of common shares outstanding	3,043,039	3,016,286
Effect of dilutive options	12,323	36,524
Average number of shares used to calculate diluted earnings per share	3,055,362	3,052,810

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

The tables below present the recorded amount of assets as of December 31, 2012 and December 31, 2011 measured at fair value on a recurring basis.

	December 31, 2012
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available for sale securities
Asset-backed securities issued by GSEs
CMOs	$42,655,799	$-	$42,655,799	$-
MBS	231,386	-	231,386	-
Corporate equity securities	37,332	-	37,332	-
Bond mutual funds	4,281,146	-	4,281,146	-
Total available for sale securities	$47,205,663	$-	$47,205,663	$-

	December 31, 2011
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available for sale securities
Asset-backed securities issued by GSEs
CMOs	$35,062,072	$-	$35,062,072	$-
MBS	2,648,043	-	2,648,043	-
Corporate equity securities	37,262	-	37,262	-
Bond mutual funds	4,080,235	-	4,080,235	-
Total available for sale securities	$41,827,612	$-	$41,827,612	$-

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]

Assets measured at fair value on a nonrecurring basis as of December 31, 2012 and December 31, 2011 are included in the tables below.

	December 31, 2012
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Loans with impairment
Commercial real estate	$2,028,534	$-	$2,028,534	$-
Residential first mortgage	602,290	-	602,290	-
Commercial loans	94,355	-	94,355	-
Total loans with impairment	$2,725,179	$-	$2,725,179	$-

Other real estate owned	$6,891,353	$-	$6,891,353	$-

	December 31, 2011
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Loans with impairment
Commercial real estate	$1,170,467	$-	$1,170,467	$-
Construction and land development	1,313,550	-	1,313,550	-
Residential first mortgage	505,206	-	505,206	-
Commercial loans	5,110,241	-	5,110,241	-
Total loans with impairment	$8,099,464	$-	$8,099,464	$-

Other real estate owned	$5,028,513	$-	$5,028,513	$-

SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Trading Securities (and Certain Trading Assets) [Table Text Block]
	December 31, 2012
	Amortized	Gross Unrealized	Gross Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Securities available for sale (AFS)
Asset-backed securities issued by GSEs
Residential MBS	$198,400	$32,986	$-	$231,386
Residential CMOs	42,507,542	266,775	118,518	42,655,799
Corporate equity securities	37,310	306	284	37,332
Bond mutual funds	4,012,609	268,537	-	4,281,146
Total securities available for sale	$46,755,861	$568,604	$118,802	$47,205,663

Securities held to maturity (HTM)
Asset-backed securities issued by GSEs
Residential MBS	$31,239,176	$1,237,277	.	$32,476,453
Residential CMOs	76,191,199	715,620	97,998	76,808,821
Asset-backed securities issued by others
Residential CMOs	4,439,118	197,028	484,343	4,151,803
Total debt securities held to maturity	111,869,493	2,149,925	582,341	113,437,077

U.S. government obligations	749,941	-	-	749,941
Total securities held to maturity	$112,619,434	$2,149,925	$582,341	$114,187,018

	December 31, 2011
	Amortized	Gross Unrealized	Gross Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Securities available for sale (AFS)
Asset-backed securities issued by GSEs
Residential MBS	$2,412,959	$235,084	$-	$2,648,043
Residential CMOs	34,848,180	248,508	34,616	35,062,072
Corporate equity securities	37,310	241	289	37,262
Bond mutual funds	3,840,473	239,762	-	4,080,235
Total securities available for sale	$41,138,922	$723,595	$34,905	$41,827,612

Securities held to maturity (HTM)
Asset-backed securities issued by GSEs
Residential MBS	$35,929,199	$854,497	$10,960	$36,772,736
Residential CMOs	106,998,467	1,104,141	27,411	108,075,197
Asset-backed securities issued by others
Residential CMOs	9,839,222	15,364	1,421,477	8,433,109
Total debt securities held to maturity	152,766,888	1,974,002	1,459,848	153,281,042

U.S. government obligations	749,951	-	-	749,951
Total securities held to maturity	$153,516,839	$1,974,002	$1,459,848	$154,030,993

Schedule of Unrealized Loss on Investments [Table Text Block]

Gross unrealized losses and estimated fair value by length of time that the individual HTM securities have been in a continuous unrealized loss position at December 31, 2012 are as follows:

December 31, 2012	Less Than 12		More Than 12
	Months		Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Losses
Asset-backed securities issued by GSEs	$14,253,558	$89,638	$6,132,036	$8,360	$20,385,594	$97,998
Asset-backed securities issued by other	-	-	3,057,666	484,343	3,057,666	484,343
	$14,253,558	$89,638	$9,189,702	$492,703	$23,443,260	$582,341

Gross unrealized losses and estimated fair value by length of time that the individual HTM securities have been in a continuous unrealized loss position at December 31, 2011 are as follows:

December 31, 2011	Less Than 12		More Than 12
	Months		Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Losses
Asset-backed securities issued by GSEs	$30,220,777	$33,796	$2,847,703	$4,575	$33,068,480	$38,371
Asset-backed securities issued by other	131,301	11,507	6,632,200	1,409,970	6,763,501	1,421,477
	$30,352,078	$45,303	$9,479,903	$1,414,545	$39,831,981	$1,459,848

Investments Classified by Contractual Maturity Date [Table Text Block]

Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Within one year	$4,012,609	$4,281,146	$749,941	$749,941
Over one year through five years

Asset-backed securites
Within one year	13,917,779	13,976,846	39,331,483	39,882,620
Over one year through five years	20,613,093	20,700,576	48,166,365	48,841,303
Over five years through ten years	6,485,711	6,513,237	17,127,683	17,367,686
After ten years	1,689,359	1,696,529	7,243,962	7,345,468
Total asset-backed securities	42,705,942	42,887,188	111,869,493	113,437,077

	$46,718,551	$47,168,334	$112,619,434	$114,187,018

Financing Receivable Credit Quality Indicators [Table Text Block]

The tables below present the Standard & Poor’s or equivalent credit rating from other major rating agencies for AFS and HTM asset-backed securities issued by GSEs and others at December 31, 2012 and December 31, 2011 by carrying value. The Company considers noninvestment grade securities rated BB+ or lower as classified assets for regulatory and financial reporting. GSE asset-backed security downgrades by Standard and Poor’s were treated as AAA based on regulatory guidance.

December 31, 2012		December 31, 2011
Credit Rating	Amount	Credit Rating	Amount
AAA	$150,317,560	AAA	$181,958,323
A+	-	A+	142,808
A	110,780	A	-
BBB	978,043	BBB	1,258,268
BBB-	322,329	BBB-	1,061,017
BB+	-	BB+	1,240,901
BB	1,069,517	BB	337,998
BB-	68,604	BB-	615,716
B+	1,008,126	B+	246,345
CCC+		CCC+	3,615,627
CCC	881,719	CCC	-
Total	$154,756,678	Total	$190,477,003

LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Loans consist of the following:

	Years Ended December 31,
	2012	2011

Commercial real estate	$419,667,312	$370,383,885
Residential first mortgages	177,663,354	164,543,309
Construction and land development	31,818,782	36,744,865
Home equity and second mortgage	21,982,375	24,138,324
Commercial loans	88,157,606	101,968,056
Consumer loans	995,206	1,000,983
Commercial equipment	16,267,684	19,760,753
	756,552,319	718,540,175
Less:
Deferred loan fees	664,610	796,359
Allowance for loan loss	8,246,957	7,655,041
	8,911,567	8,451,400

	$747,640,752	$710,088,775

Schedule of Related Party Transactions [Table Text Block]

Activity in loans outstanding to executive officers and directors for the years ended December 31, 2012 and 2011 are summarized as follows:

	2012	2011
Balance, beginning of year	$6,475,004	$6,250,097
New loans made during year	842,052	815,681
Repayments made during year	(330,300)	(590,774)
Balance, end of year	$6,986,756	$6,475,004

Allowance for Credit Losses on Financing Receivables [Table Text Block]

The loan receivables are disaggregated on the basis of the Company’s impairment methodology.

	Commercial Real Estate	Residential First Mortgage	Construction and Land Development	Home Equity and Second Mtg.	Commercial Loans	Consumer Loans	Commercial Equipment	Total
At and For the Year Ended December 31, 2012

Allowance for loan losses:
Balance at January 1,	$2,525,199	$539,205	$354,385	$143,543	$3,850,294	$19,119	$223,296	$7,655,041
Charge-offs	(486,431)	(10,987)	(140,835)	(210,753)	(1,003,824)	(4,994)	(168,802)	(2,026,626)
Recoveries	-	37,524	-	-	51,350	987	-	89,861
Provisions	2,051,066	517,486	319,880	347,029	(948,796)	4,229	237,787	2,528,681
Balance at December 31,	$4,089,834	$1,083,228	$533,430	$279,819	$1,949,024	$19,341	$292,281	$8,246,957
Ending balance: individually evaluated for impairment	$785,878	$403,475	$-	$-	$353,883	$-	$4,421	$1,547,657
Ending balance: collectively evaluated for impairment	$3,303,956	$679,753	$533,430	$279,819	$1,595,141	$19,341	$287,860	$6,699,300
Loan receivables:
Ending balance	$419,667,312	$177,663,354	$31,818,782	$21,982,375	$88,157,606	$995,206	$16,267,684	$756,552,319
Ending balance: individually evaluated for impairment	$21,618,890	$3,367,827	$4,877,868	$291,000	$8,778,681	$51,748	$4,421	$38,990,435
Ending balance: collectively evaluated for impairment	$398,048,422	$174,295,527	$26,940,914	$21,691,375	$79,378,925	$943,458	$16,263,263	$717,561,884

	Commercial Real Estate	Residential First Mortgage	Construction and Land Development	Home Equity and Second Mtg.	Commercial Loans	Consumer Loans	Commercial Equipment	Total
At and For the Year Ended December 31, 2011

Allowance for loan losses:
Balance at January 1,	$3,313,983	$204,073	$1,266,625	$97,519	$2,552,039	$32,209	$202,699	$7,669,147
Charge-offs	(1,249,038)	(49,002)	(213,007)	-	(2,441,076)	(3,000)	(150,005)	(4,105,128)
Recoveries	-	967	-	-	1,936	968	-	3,871
Provisions	460,254	383,167	(699,233)	46,024	3,737,395	(11,058)	170,602	4,087,151
Balance at December 31,	$2,525,199	$539,205	$354,385	$143,543	$3,850,294	$19,119	$223,296	$7,655,041
Ending balance: individually evaluated for impairment	$423,093	$113,000	$100,000	$42,340	$1,318,502	$-	$-	$1,996,935
Ending balance: collectively evaluated for impairment	$2,102,106	$426,205	$254,385	$101,203	$2,531,792	$19,119	$223,296	$5,658,106
Loan receivables:
Ending balance	$370,383,885	$164,543,309	$36,744,865	$24,138,324	$101,968,056	$1,000,983	$19,760,753	$718,540,175
Ending balance: individually evaluated for impairment	$31,166,090	$5,849,538	$9,057,433	$492,319	$23,896,287	$82,036	$371,936	$70,915,639
Ending balance: collectively evaluated for impairment	$339,217,795	$158,693,771	$27,687,432	$23,646,005	$78,071,769	$918,947	$19,388,817	$647,624,536

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]

Non-accrual and Past Due Loans

Non-accrual loans as of December 31, 2012 and 2011 were as follows:

	December 31, 2012						December 31, 2011
	90 or Greater Days Delinquent	Number of Loans	Nonacccrual Performing Loans	Number of Loans	Total Dollars	Total Number of Loans	90 or Greater Days Delinquent	Number of Loans

Commercial real estate	$1,527,844	7	$3,802,947	2	$5,330,791	9	$2,866,539	11
Residential first mortgages	3,169,404	10	569,693	3	3,739,097	13	2,438,771	7
Construction and land development	-	-	-	-	-	-	1,413,550	2
Home equity and second mortgage	71,296	2	-	-	71,296	2	291,285	7
Commercial loans	3,732,090	11	-	-	3,732,090	11	2,263,916	4
Consumer loans	-	-	51,748	1	51,748	1	500	1
Commercial equipment	216,383	4	-	-	216,383	4	236,056	3
	$8,717,017	34	$4,424,388	6	$13,141,405	40	$9,510,617	35

Past Due Financing Receivables [Table Text Block]

An analysis of past due loans as of December 31, 2012 and 2011 is as follows:

December 31, 2012	Current	31-60 Days	61-89 Days	90 or Greater Days	Total Past Due	Total Loan Receivables

Commercial real estate	$416,721,658	$-	$1,417,810	$1,527,844	$2,945,654	$419,667,312
Residential first mortgages	173,593,886	97,307	802,757	3,169,404	4,069,468	177,663,354
Construction and land dev.	31,818,782	-	-	-	-	31,818,782
Home equity and second mtg.	21,499,018	350,715	61,346	71,296	483,357	21,982,375
Commercial loans	84,384,426	-	41,090	3,732,090	3,773,180	88,157,606
Consumer loans	983,094	9,363	2,749	-	12,112	995,206
Commercial equipment	15,659,007	371,921	20,373	216,383	608,677	16,267,684
Total	$744,659,871	$829,306	$2,346,125	$8,717,017	$11,892,448	$756,552,319

December 31, 2011	Current	31-60 Days	61-89 Days	90 or Greater Days	Total Past Due	Total Loan Receivables

Commercial real estate	$367,415,647	$101,699	$-	$2,866,539	$2,968,238	$370,383,885
Residential first mortgages	160,785,337	1,319,201	-	2,438,771	3,757,972	164,543,309
Construction and land dev.	35,331,315	-	-	1,413,550	1,413,550	36,744,865
Home equity and second mtg.	23,618,693	228,346	-	291,285	519,631	24,138,324
Commercial loans	95,961,076	49,781	3,693,283	2,263,916	6,006,980	101,968,056
Consumer loans	991,838	8,645	-	500	9,145	1,000,983
Commercial equipment	19,450,929	24,869	48,899	236,056	309,824	19,760,753
Total	$703,554,835	$1,732,541	$3,742,182	$9,510,617	$14,985,340	$718,540,175

Schedule Of Financing Receivable Recorded Investment Credit Quality Indicatoer [Table Text Block]

Credit quality indicators as of December 31, 2012 and 2011 were as follows:

Credit Risk Profile by Internally Assigned Grade

	Commercial Real Estate		Construction and Land Dev.
	2012	2011	2012	2011

Unrated	$59,930,126	$1,003,553	$4,330,321	$-
Pass	329,882,941	338,952,446	19,752,749	27,687,432
Special mention	4,880,758	-	-	-
Substandard	24,973,487	30,391,213	7,735,712	9,057,433
Doubtful	-	-	-	-
Loss	-	36,673	-	-
Total	$419,667,312	$370,383,885	$31,818,782	$36,744,865

	Commercial Loans		Commercial Equipment
	2012	2011	2012	2011

Unrated	$11,627,726	$586,124	$5,082,713	$391,786
Pass	64,436,809	78,183,487	11,180,550	19,209,380
Special mention	-	-	-	-
Substandard	12,093,071	23,198,445	4,421	159,587
Doubtful	-	-	-	-
Loss	-	-	-	-
Total	$88,157,606	$101,968,056	$16,267,684	$19,760,753

Credit Risk Profile Based on Payment Activity

	Residential First Mortgages		Home Equity and Second Mtg.		Consumer Loans
	2012	2011	2012	2011	2012	2011

Performing	$174,493,950	$162,104,538	$21,911,079	$23,847,039	$995,206	$1,000,483
Nonperforming	3,169,404	2,438,771	71,296	291,285	-	500
Total	$177,663,354	$164,543,309	$21,982,375	$24,138,324	$995,206	$1,000,983

Impaired Financing Receivables [Table Text Block]

Impaired loans, including TDRs, at December 31, 2012 and 2011 were as follows:

December 31, 2012	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

Commercial real estate	$21,618,890	$18,804,478	$2,814,412	$21,618,890	$785,878	$22,501,842	$1,119,715
Residential first mortgages	3,367,827	2,362,062	1,005,765	3,367,827	403,475	3,388,867	157,595
Construction and land dev.	4,877,868	4,877,868	-	4,877,868	-	4,792,982	276,260
Home equity and second mtg.	291,000	291,000	-	291,000	-	221,000	6,783
Commercial loans	8,778,681	8,330,442	448,238	8,778,681	353,883	9,153,074	284,095
Consumer loans	51,748	51,748	-	51,748	-	64,459	5,284
Commercial equipment	4,421	-	4,421	4,421	4,421	5,112	318
Total	$38,990,435	$34,717,598	$4,272,836	$38,990,435	$1,547,657	$40,127,336	$1,850,050

December 31, 2011	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

Commercial real estate	$8,405,656	$6,404,447	$1,593,560	$7,998,006	$423,093	$6,880,651	$375,203
Residential first mortgages	618,206	-	618,206	618,206	113,000	618,835	10,294
Construction and land dev.	3,130,466	1,716,915	1,413,550	3,130,466	100,000	3,193,938	84,107
Home equity and second mtg.	42,340	-	42,340	42,340	42,340	42,340	-
Commercial loans	8,798,072	2,369,329	6,428,743	8,798,072	1,318,502	9,188,371	314,216
Commercial equipment	129,876	129,876	-	129,876	-	147,035	8,905
Total	$21,124,616	$10,620,567	$10,096,399	$20,716,966	$1,996,935	$20,071,170	$792,725

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

TDRs, included in the impaired loan schedule above, as of December 31, 2012 and 2011 were as follows:

	Years Ended December 31,
	2012		2011
	Dollars	Number of Loans	Dollars	Number of Loans

Commercial real estate	$3,097,214	7	$7,696,921	10
Residential first mortgages	1,418,229	3	-	-
Construction and land development	-	-	1,716,915	1
Commercial loans	-	-	2,369,329	3
Commercial equipment	-	-	129,876	1
	$4,515,443	10	$11,913,041	15

LOAN SERVICING (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Schedule of Participating Mortgage Loans [Table Text Block]

The following table presents the activity of the mortgage servicing rights.

	Years Ended December 31,
	2012	2011
Balance, beginning of the year	$213,079	$196,648
Additions	105,480	73,022
Amortization	(73,887)	(56,591)
Balance, end of year	$244,672	$213,079

OTHER REAL ESTATE OWNED ("OREO") (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Foreclosed Real Estate Roll Forward [Table Text Block]

OREO assets are presented net of the allowance for losses. The Company considers OREO as classified assets for regulatory and financial reporting. An analysis of the activity is as follows:

	Years Ended December 31,
	2012	2011
Balance at beginning of year	$5,028,513	$10,469,302
Additions of underlying property	4,020,494	7,273,206
Disposals of underlying property	(1,483,449)	(10,750,768)
Valuation allowance	(674,205)	(1,963,227)
Balance at end of period	$6,891,353	$5,028,513

Foreclosed Real Estate Expenses [Table Text Block]	Expenses applicable to OREO assets include the following:
	Years Ended December 31,
	2012	2011
Valuation allowance	$674,205	$1,963,227
Operating expenses	96,618	489,164
	$770,823	$2,452,391

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

A summary of the cost and accumulated depreciation of premises and equipment at December 31, 2012 and 2011 follows:

	2012	2011

Land	$5,509,342	$4,916,251
Building and improvements	16,148,785	13,424,230
Furniture and equipment	6,681,230	5,820,318
Automobiles	294,225	245,363
Total cost	28,633,582	24,406,162
Less accumulated depreciation	8,851,346	7,965,260
Premises and equipment, net	$19,782,236	$16,440,902

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Certain Bank facilities are leased under various operating leases. Rent expense was $513,910 and $488,154 in 2012 and 2011, respectively. Future minimum rental commitments under non-cancellable operating leases are as follows:

2013	$548,765
2014	555,316
2015	562,036
2016	577,729
2017	584,801
Thereafter	3,545,937

Total	$6,374,584

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule Of Deposit [Table Text Block]

Deposits at December 31 consist of the following:

	2012	2011
Noninterest-bearing demand	$102,319,581	$81,097,622
Interest-bearing
Demand	67,351,757	68,312,048
Money market deposits	209,813,301	191,540,190
Savings	35,291,646	30,787,620
Certificates of deposit	405,454,003	455,515,721
Total interest-bearing	717,910,707	746,155,579

Total deposits	$820,230,288	$827,253,201

Schedule Of Deposits Maturities [Table Text Block]	At December 31, 2012, the scheduled contractual maturities of certificates of deposit are as follows:
2013	$242,042,465
2014	103,913,307
2015	44,663,544
2016	9,279,438
2017	5,555,249
$405,454,003

SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Tabular Disclosure Related To Classification Of Debt Interest Rate [Table Text Block]

Rates and maturities on these advances at December 31, 2012 and 2011 were as follows:

	Fixed-	Fixed-Rate	Variable
	Rate	Convertible	Convertible
2012
Highest rate	3.99%	3.47%	4.00%
Lowest rate	0.84%	3.47%	4.00%
Weighted average rate	2.33%	3.47%	4.00%
Matures through	2036	2018	2020

2011
Highest rate	4.04%	4.30%	4.00%
Lowest rate	0.84%	3.47%	4.00%
Weighted average rate	2.76%	3.88%	4.00%
Matures through	2036	2018	2020

Schedule of Debt [Table Text Block]

Average rates of long-term debt and short-term borrowings were as follows:

	At or for the Year Ended December 31,
(dollars in thousands)	2012	2011
Long-term debt
Long-term debt outstanding at end of period	$60,527	$60,577
Weighted average rate on outstanding long-term debt	2.80%	3.33%
Maximum outstanding long-term debt of any month end	60,573	60,620
Average outstanding long-term debt	60,206	61,421
Approximate average rate paid on long-term debt	3.02%	3.32%

Short-term borrowings
Short-term borrowings outstanding at end of period	$1,000	$-
Weighted average rate on short-term borrowings	0.36%	0.00%
Maximum outstanding short-term borrowings at any month end	14,000	15,703
Average outstanding short-term borrowings	3,639	2,168
Approximate average rate paid on short-term borrowings	1.40%	1.91%

Schedule of Maturities of Long-term Debt [Table Text Block]

The contractual maturities of long-term debt are as follows:

	December 31, 2012
	Fixed-	Fixed-Rate	Variable
	Rate	Convertible	Convertible	Total

Due in 2013	$5,000,000	$-	$-	$5,000,000
Due in 2014	750,000	-	-	750,000
Due in 2015	14,000,000	-	-	14,000,000
Due in 2016	-	-	-	-
Due in 2017	10,000,000	-	-	10,000,000
Thereafter	10,777,208	10,000,000	10,000,000	30,777,208
	$40,527,208	$10,000,000	$10,000,000	$60,527,208

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tabular Disclosure Related To Allocation Of Federal and State Income Taxes [Table Text Block]

Allocation of federal and state income taxes between current and deferred portions is as follows:

	2012	2011
Current
Federal	$2,827,187	$1,663,022
State	678,278	557,499
	3,505,465	2,220,521

Deferred
Federal	(631,256)	(611,296)
State	(97,984)	(75,650)
	(729,240)	(686,946)
Total income tax expense	$2,776,225	$1,533,575

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows:

	2012		2011
	Amount	Percent of Pre-Tax Income	Amount	Percent of Pre-Tax Income
Expected income tax expense at federal tax rate	$2,640,487	34.00%	$1,596,313	34.00%
State taxes net of federal benefit	177,559	2.29%	127,658	2.72%
Nondeductible expenses	28,890	0.37%	21,246	0.45%
Nontaxable income	(320,054)	(4.12%)	(347,329)	(7.40%)
Other	249,343	3.21%	135,687	2.89%

Total income tax expense	$2,776,225	35.75%	$1,533,575	32.66%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The net deferred tax assets in the accompanying balance sheets include the following components:

	2012	2011
Deferred tax assets
Deferred fees	$-	$1,410
Allowance for loan losses	3,253,425	3,019,914
Deferred compensation	1,860,068	1,739,075
OREO valuation allowance and expenses	1,510,974	1,245,000
Other	438,077	163,612
	7,062,544	6,169,011
Deferred tax liabilities
Unrealized gain on investment securities	71,701	149,188
FHLB stock dividends	156,182	156,182
Depreciation	29,386	31,169
	257,269	336,539

Net deferred tax assets	$6,805,275	$5,832,472

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

		Weighted		Weighted-Average
		Average	Aggregate	Contractual Life
		Exercise	Intrinsic	Remaining In
	Shares	Price	Value	Years

Outstanding at January 1, 2012	264,156	$17.90	$175,911
Granted at fair value	-	-
Exercised	(24,780)	12.25	88,607
Expired	-	-
Forfeited	(3,317)	18.25
Outstanding at December 31, 2012	236,059	$18.49	$164,304	1.0

Exercisable at December 31, 2012	236,059	$18.49	$164,304	1.0

		Weighted		Weighted-Average
		Average	Aggregate	Contractual Life
		Exercise	Intrinsic	Remaining In
	Shares	Price	Value	Years

Outstanding at January 1, 2011	299,237	$16.86	$524,392
Granted at fair value	-	-
Exercised	(33,163)	8.75	286,061
Expired	(338)	8.44
Forfeited	(1,580)	15.00

Outstanding at December 31, 2011	264,156	$17.90	$175,911	1.7

Exercisable at December 31, 2011	264,156	$17.90	$175,911	1.7

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

Options outstanding are all currently exercisable and are summarized as follows:

Number Outstanding	Weighted Average	Weighted Average
December 31, 2012	Remaining Contractual Life	Exercise Price

51,858	1 years	$12.96
82,652	2 years	15.89
80,138	3 years	22.29
21,411	5 years	27.70
236,059		$18.49

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

The following tables summarize the unvested restricted stock awards and units outstanding at December 31, 2012 and 2011.

	Restricted Stock		Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Fair Value

Nonvested at January 1, 2012	8,113	$16.47	6,845	$15.00
Granted	23,281	15.21	2,105	15.98
Vested	(7,825)	15.20	(3,739)	14.80

Nonvested at December 31, 2012	23,569	$15.64	5,211	$15.98

	Restricted Stock		Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Fair Value

Nonvested at January 1, 2011	2,720	$11.90	3,739	$15.00
Granted	12,934	16.49	3,106	15.00
Vested	(7,541)	14.86	-	-

Nonvested at December 31, 2011	8,113	$16.47	6,845	$15.00

REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Regulatory Matters [Table Text Block]

The Company’s and the Bank’s actual capital amounts and ratios for 2012 and 2011 are presented in the following tables.

At December 31, 2012	Actual		Required for Capital Adequacy Purposes		To be Considered Well Capitalized Under Prompt Corrective Action
(in thousands)
Total Capital (to risk weighted assets)
The Company	$99,280	12.84%	$61,842	8.00%
The Bank	$96,600	12.55%	$61,586	8.00%	$76,983	10.00%

Tier 1 Capital (to risk weighted assets)
The Company	$90,908	11.76%	$30,921	4.00%
The Bank	$88,228	11.46%	$30,793	4.00%	$46,190	6.00%

Tier 1 Capital (to average assets)
The Company	$90,908	9.39%	$38,723	4.00%
The Bank	$88,228	9.14%	$38,595	4.00%	$48,244	5.00%

At December 31, 2011	Actual		Required for Capital Adequacy Purposes		To be Considered Well Capitalized Under Prompt Corrective Action
(in thousands)
Total Capital (to risk weighted assets)
The Company	$94,927	12.69%	$59,859	8.00%
The Bank	$92,515	12.42%	$59,609	8.00%	$74,511	10.00%

Tier 1 Capital (to risk weighted assets)
The Company	$87,164	11.65%	$29,930	4.00%
The Bank	$84,860	11.39%	$29,804	4.00%	$44,707	6.00%

Tier 1 Capital (to average assets)
The Company	$87,164	9.17%	$38,021	4.00%
The Bank	$84,860	8.96%	$37,896	4.00%	$47,370	5.00%

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
At December 31, 2012			Fair Value Measurements
Description of Asset	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Investment securities - AFS	$47,205,663	$47,205,663	$-	$47,205,663	$-
Investment securities - HTM	112,619,434	114,187,018	749,941	113,437,077	-
Federal Home Loan Bank and Federal Reserve Stock	5,476,050	5,469,000	-	5,469,000	-
Loans	747,640,752	757,387,000	-	757,387,000	-
Other real estate owned	6,891,353	6,891,353	-	6,891,353	-

Liabilities
Savings, NOW and money market accounts	$414,776,285	$414,776,285	$-	$414,776,285	$-
Time deposits	405,454,003	410,257,000	-	410,257,000	-
Long-term debt	60,527,208	64,252,000	-	64,252,000	-
Short term borrowings	1,000,000	1,000,000	-	1,000,000	-
Guaranteed preferred beneficial interest in junior subordinated debentures	12,000,000	2,400,000	-	2,400,000	-

At December 31, 2011			Fair Value Measurements
Description of Asset	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Investment securities - AFS	$41,827,612	$41,827,612	$-	$41,827,612	$-
Investment securities - HTM	153,516,839	154,030,993	749,951	153,281,042	-
Federal Home Loan Bank and Federal Reserve Stock	5,587,000	5,624,000	-	5,624,000	-
Loans	710,088,775	726,238,000	-	726,238,000	-
Other real estate owned	5,028,513	5,028,513	-	5,028,513	-

Liabilities
Savings, NOW and money market accounts	$371,737,480	$371,737,480	$-	$371,737,480	$-
Time deposits	455,515,721	462,192,000	-	462,192,000	-
Long-term debt	60,576,595	61,353,000	-	61,353,000	-
Guaranteed preferred beneficial interest in junior subordinated debentures	12,000,000	2,400,000	-	2,400,000	-

CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

Balance Sheets
	December 31,
	2012	2011
Assets
Cash - noninterest bearing	$660,890	$337,704
Investment in wholly owned subsidiaries	88,738,823	85,521,824
Other assets	2,864,629	2,755,040
Total Assets	$92,264,342	$88,614,568

Liabilities and Stockholders' Equity
Current liabilities	$845,081	$788,470
Guaranteed preferred beneficial interest in junior subordinated debentures	12,372,000	12,372,000
Total Liabilities	13,217,081	13,160,470

Stockholders' Equity
Preferred Stock - Series C	20,000,000	20,000,000
Common stock	30,524	30,266
Additional paid in capital	17,873,560	17,367,403
Retained earnings	41,986,633	38,712,194
Accumulated other comprehensive income	139,184	289,599
Unearned ESOP shares	(982,640)	(945,364)
Total Stockholders’ Equity	79,047,261	75,454,098

Total Liabilities and Stockholders’ Equity	$92,264,342	$88,614,568

Schedule of Condensed Income Statement [Table Text Block]

Condensed Statements of Income

	Years Ended December 31,
	2012	2011
Interest and Dividend Income
Dividends from subsidiary	$2,300,000	$3,275,000
Interest income	93,180	33,307
Interest expense	337,810	316,576
Net Interest Income	2,055,370	2,991,731
Miscellaneous expenses	(608,104)	(703,332)
Income before income taxes and equity in undistributed net income of subsidiary	1,447,266	2,288,399
Federal and state income tax benefit	289,929	335,444
Equity in undistributed net income of subsidiary	3,252,719	537,621
Net Income	$4,989,914	$3,161,464
Preferred stock dividends	200,000	672,488
Net Income Available to Common Shareholders	$4,789,914	$2,488,976

Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows
	Years Ended December 31,
	2012	2011
Cash Flows from Operating Activities
Net income	$4,989,914	$3,161,464
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiary	(3,252,719)	(537,621)
Stock based compensation	388,715	253,466
Increase in other assets	(89,610)	(301,185)
Deferred income tax benefit	(19,980)	(36,357)
Increase in current liabilities	56,611	108,595
Net Cash Provided by Operating Activities	2,072,931	2,648,362

Cash Flows from Financing Activities
Dividends paid	(1,421,571)	(1,932,099)
Proceeds from Small Business Lending Fund Preferred Stock	-	20,000,000
Redemption of Troubled Asset Relief Program Preferred Stock	-	(16,317,000)
Downstream of capital to subsidiary	(114,694)	(3,950,148)
Exercise of stock options	82,550	121,319
Net change in ESOP loan	(1,942)	(406,425)
Redemption of common stock	(294,088)	(409,965)
Net Cash Used in Financing Activities	(1,749,745)	(2,894,318)
Increase (Decrease) in Cash	323,186	(245,956)
Cash at Beginning of Year	337,704	583,660
Cash at End of Year	$660,890	$337,704

QUARTERLY FINANCIAL COMPARISON (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	2012
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Interest and dividend income	$10,195,299	$9,886,656	$10,102,542	$10,108,384
Interest expense	2,276,163	2,539,049	2,765,341	3,023,685
Net interest income	7,919,136	7,347,607	7,337,201	7,084,699
Provision for loan loss	1,005,101	746,075	436,431	341,074
Net interest income after provision	6,914,035	6,601,532	6,900,770	6,743,625

Noninterest income	1,364,705	1,302,437	896,795	846,090
Noninterest expense	5,941,961	5,600,784	6,363,686	5,897,419

Income before income taxes	2,336,779	2,303,185	1,433,879	1,692,296
Provision for income taxes	866,211	830,244	492,727	587,043
Net Income	$1,470,568	$1,472,941	$941,152	$1,105,253
Preferred stock dividends	50,000	50,000	50,000	50,000
Net Income Available to Common Shareholders	$1,420,568	$1,422,941	$891,152	$1,055,253

Earnings Per Common Share[1]
Basic	$0.47	$0.47	$0.29	$0.35
Diluted	$0.47	$0.47	$0.29	$0.35

	2011
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Interest and dividend income	$10,088,665	$10,134,507	$9,904,432	$9,831,790
Interest expense	3,351,796	3,378,500	3,168,429	3,222,317
Net interest income	6,736,869	6,756,007	6,736,003	6,609,473
Provision for loan loss	545,806	644,654	890,861	2,005,830
Net interest income after provision	6,191,063	6,111,353	5,845,142	4,603,643

Noninterest income	1,443,758	1,026,356	952,599	770,327
Noninterest expense	6,937,286	5,277,394	4,923,298	5,111,224

Income before income taxes	697,535	1,860,315	1,874,443	262,746
Provision for income taxes	203,823	653,856	654,648	21,248
Net Income	$493,712	$1,206,459	$1,219,795	$241,498
Preferred stock dividends	51,111	197,912	211,732	211,733
Net Income Available to Common Shareholders	$442,601	$1,008,547	$1,008,063	$29,765

Earnings Per Common Share[1]
Basic	$0.15	$0.33	$0.33	$0.01
Diluted	$0.15	$0.33	$0.33	$0.01

(1) Earnings per share are based upon quarterly results and may not be additive to the annual earnings per share amounts.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Net Income									$ 4,989,914	$ 3,161,464
Less: dividends paid and accrued on preferred stock	(50,000)	(50,000)	(50,000)	(50,000)	(51,111)	(197,912)	(211,732)	(211,733)	(200,000)	(672,488)
Net income available to common shareholders	$ 1,420,568	$ 1,422,941	$ 891,152	$ 1,055,253	$ 442,601	$ 1,008,547	$ 1,008,063	$ 29,765	$ 4,789,914	$ 2,488,976
Average number of common shares outstanding									3,043,039	3,016,286
Effect of dilutive options									12,323	36,524
Average number of shares used to calculate diluted earnings per share									3,055,362	3,052,810

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	184,201	102,524
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	50 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	10 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Automobiles [Member]
Property, Plant and Equipment, Useful Life	5 years

FAIR VALUE MEASUREMENTS (Details) (Available-For-Sale Securities [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure, Recurring	$ 47,205,663	$ 41,827,612
Collateralized Mortgage Obligations [Member]
Assets, Fair Value Disclosure, Recurring	42,655,799	35,062,072
Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure, Recurring	231,386	2,648,043
Equity Securities [Member]
Assets, Fair Value Disclosure, Recurring	37,332	37,262
Bond Mutual Funds [Member]
Assets, Fair Value Disclosure, Recurring	4,281,146	4,080,235
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 1 [Member] | Bond Mutual Funds [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Recurring	47,205,663	41,827,612
Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations [Member]
Assets, Fair Value Disclosure, Recurring	42,655,799	35,062,072
Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure, Recurring	231,386	2,648,043
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Assets, Fair Value Disclosure, Recurring	37,332	37,262
Fair Value, Inputs, Level 2 [Member] | Bond Mutual Funds [Member]
Assets, Fair Value Disclosure, Recurring	4,281,146	4,080,235
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Assets, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 3 [Member] | Bond Mutual Funds [Member]
Assets, Fair Value Disclosure, Recurring	$ 0	$ 0

FAIR VALUE MEASUREMENTS (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	$ 6,891,353	$ 5,028,513
Fair Value, Inputs, Level 1 [Member] | Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member] | Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	6,891,353	5,028,513
Fair Value, Inputs, Level 3 [Member] | Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member]
Assets, Fair Value Disclosure, Nonrecurring	2,725,179	8,099,464
Loans With Impairment [Member] | Commercial Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	2,028,534	1,170,467
Loans With Impairment [Member] | Construction and Land Development [Member]
Assets, Fair Value Disclosure, Nonrecurring		1,313,550
Loans With Impairment [Member] | Residential Mortgage [Member]
Assets, Fair Value Disclosure, Nonrecurring	602,290	505,206
Loans With Impairment [Member] | Commercial Loan [Member]
Assets, Fair Value Disclosure, Nonrecurring	94,355	5,110,241
Loans With Impairment [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 1 [Member] | Commercial Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 1 [Member] | Construction and Land Development [Member]
Assets, Fair Value Disclosure, Nonrecurring		0
Loans With Impairment [Member] | Fair Value, Inputs, Level 1 [Member] | Residential Mortgage [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 1 [Member] | Commercial Loan [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Nonrecurring	2,725,179	8,099,464
Loans With Impairment [Member] | Fair Value, Inputs, Level 2 [Member] | Commercial Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	2,028,534	1,170,467
Loans With Impairment [Member] | Fair Value, Inputs, Level 2 [Member] | Construction and Land Development [Member]
Assets, Fair Value Disclosure, Nonrecurring		1,313,550
Loans With Impairment [Member] | Fair Value, Inputs, Level 2 [Member] | Residential Mortgage [Member]
Assets, Fair Value Disclosure, Nonrecurring	602,290	505,206
Loans With Impairment [Member] | Fair Value, Inputs, Level 2 [Member] | Commercial Loan [Member]
Assets, Fair Value Disclosure, Nonrecurring	94,355	5,110,241
Loans With Impairment [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 3 [Member] | Construction and Land Development [Member]
Assets, Fair Value Disclosure, Nonrecurring		0
Loans With Impairment [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Mortgage [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Loans With Impairment [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial Loan [Member]
Assets, Fair Value Disclosure, Nonrecurring	$ 0	$ 0

FAIR VALUE MEASUREMENTS (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Impaired Financing Receivable, With Related Allowance, Recorded Investment	$ 4,272,836	$ 10,096,399

RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Reserve Balance Maintained By Bank	$ 380,000	$ 471,000

SECURITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost, Available for Sale	$ 46,755,861	$ 41,138,922
Gross Unrealized Gains, available for sale	568,604	723,595
Gross Unrealized Losses, available for sale	118,802	34,905
Estimated Fair Value, available for sale	47,205,663	41,827,612
Amortized Cost, Held to Maturity	112,619,434	153,516,839
Gross Unrealized Gains, held to maturity	2,149,925	1,974,002
Gross Unrealized Losses, held to maturity	582,341	1,459,848
Estimated Fair Value, held to maturity	114,187,018	154,030,993
Asset-backed securities issued by GSEs [Member] | Residential Mortgage Backed Securities [Member]
Amortized Cost, Available for Sale	198,400	2,412,959
Gross Unrealized Gains, available for sale	32,986	235,084
Gross Unrealized Losses, available for sale	0	0
Estimated Fair Value, available for sale	231,386	2,648,043
Amortized Cost, Held to Maturity	31,239,176	35,929,199
Gross Unrealized Gains, held to maturity	1,237,277	854,497
Gross Unrealized Losses, held to maturity	0	10,960
Estimated Fair Value, held to maturity	32,476,453	36,772,736
Asset-backed securities issued by GSEs [Member] | Residentail Collateralized Mortgage Obligations [Member]
Amortized Cost, Available for Sale	42,507,542	34,848,180
Gross Unrealized Gains, available for sale	266,775	248,508
Gross Unrealized Losses, available for sale	118,518	34,616
Estimated Fair Value, available for sale	42,655,799	35,062,072
Amortized Cost, Held to Maturity	76,191,199	106,998,467
Gross Unrealized Gains, held to maturity	715,620	1,104,141
Gross Unrealized Losses, held to maturity	97,998	27,411
Estimated Fair Value, held to maturity	76,808,821	108,075,197
Asset-backed securities issued by GSEs [Member] | Equity Securities [Member]
Amortized Cost, Available for Sale	37,310	37,310
Gross Unrealized Gains, available for sale	306	241
Gross Unrealized Losses, available for sale	284	289
Estimated Fair Value, available for sale	37,332	37,262
Asset-backed securities issued by GSEs [Member] | Bond Mutual Funds [Member]
Amortized Cost, Available for Sale	4,012,609	3,840,473
Gross Unrealized Gains, available for sale	268,537	239,762
Gross Unrealized Losses, available for sale	0	0
Estimated Fair Value, available for sale	4,281,146	4,080,235
Asset Backed Securities Issued By Others [Member] | Residentail Collateralized Mortgage Obligations [Member]
Amortized Cost, Held to Maturity	4,439,118	9,839,222
Gross Unrealized Gains, held to maturity	197,028	15,364
Gross Unrealized Losses, held to maturity	484,343	1,421,477
Estimated Fair Value, held to maturity	4,151,803	8,433,109
Total Debt Securities [Member]
Amortized Cost, Held to Maturity	111,869,493	152,766,888
Gross Unrealized Gains, held to maturity	2,149,925	1,974,002
Gross Unrealized Losses, held to maturity	582,341	1,459,848
Estimated Fair Value, held to maturity	113,437,077	153,281,042
Us Government Obligations [Member]
Amortized Cost, Held to Maturity	749,941	749,951
Gross Unrealized Gains, held to maturity	0	0
Gross Unrealized Losses, held to maturity	0	0
Estimated Fair Value, held to maturity	$ 749,941	$ 749,951

SECURITIES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Less Than 12 Months, Fair Value	$ 14,253,558	$ 30,352,078
Less Than 12 Months, Unrealized Loss	89,638	45,303
More Than 12 Months, Fair Value	9,189,702	9,479,903
More Than 12 Months, Unrealized Loss	492,703	1,414,545
Total, Fair Value	23,443,260	39,831,981
Total, Unrealized Loss	582,341	1,459,848
Asset-backed securities issued by GSEs [Member]
Less Than 12 Months, Fair Value	14,253,558	30,220,777
Less Than 12 Months, Unrealized Loss	89,638	33,796
More Than 12 Months, Fair Value	6,132,036	2,847,703
More Than 12 Months, Unrealized Loss	8,360	4,575
Total, Fair Value	20,385,594	33,068,480
Total, Unrealized Loss	97,998	38,371
Asset-backed Securities Issued By Other [Member]
Less Than 12 Months, Fair Value	0	131,301
Less Than 12 Months, Unrealized Loss	0	11,507
More Than 12 Months, Fair Value	3,057,666	6,632,200
More Than 12 Months, Unrealized Loss	484,343	1,409,970
Total, Fair Value	3,057,666	6,763,501
Total, Unrealized Loss	$ 484,343	$ 1,421,477

SECURITIES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost, Available for Sale	$ 46,755,861	$ 41,138,922
Available-for-sale Securities, Fair Value Disclosure	47,205,663	41,827,612
Amortized Cost, Held to Maturity	112,619,434	153,516,839
Held-to-maturity Securities, Fair Value Disclosure	114,187,018	154,030,993
Within One Year [Member]
Amortized Cost, Available for Sale	4,012,609
Available-for-sale Securities, Fair Value Disclosure	4,281,146
Amortized Cost, Held to Maturity	749,941
Held-to-maturity Securities, Fair Value Disclosure	749,941
Asset-Backed Securities [Member]
Amortized Cost, Available for Sale	42,705,942
Available-for-sale Securities, Fair Value Disclosure	42,887,188
Amortized Cost, Held to Maturity	111,869,493
Held-to-maturity Securities, Fair Value Disclosure	113,437,077
Asset-Backed Securities [Member] | Within One Year [Member]
Amortized Cost, Available for Sale	13,917,779
Available-for-sale Securities, Fair Value Disclosure	13,976,846
Amortized Cost, Held to Maturity	39,331,483
Held-to-maturity Securities, Fair Value Disclosure	39,882,620
Asset-Backed Securities [Member] | Over One Year Through Five Years [Member]
Amortized Cost, Available for Sale	20,613,093
Available-for-sale Securities, Fair Value Disclosure	20,700,576
Amortized Cost, Held to Maturity	48,166,365
Held-to-maturity Securities, Fair Value Disclosure	48,841,303
Asset-Backed Securities [Member] | Over Five Years Through Ten Years [Member]
Amortized Cost, Available for Sale	6,485,711
Available-for-sale Securities, Fair Value Disclosure	6,513,237
Amortized Cost, Held to Maturity	17,127,683
Held-to-maturity Securities, Fair Value Disclosure	17,367,686
Asset-Backed Securities [Member] | After Ten Years [Member]
Amortized Cost, Available for Sale	1,689,359
Available-for-sale Securities, Fair Value Disclosure	1,696,529
Amortized Cost, Held to Maturity	7,243,962
Held-to-maturity Securities, Fair Value Disclosure	$ 7,345,468

SECURITIES (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amount	$ 154,756,678	$ 190,477,003
Standard Poor's, AAA Rating [Member]
Amount	150,317,560	181,958,323
Standard Poor's A+ Rating [Member]
Amount	0	142,808
Standard Poor's A Rating [Member]
Amount	110,780	0
Standard Poor's, BBB Rating [Member]
Amount	978,043	1,258,268
Standard Poor's, BBB- Rating [Member]
Amount	322,329	1,061,017
Standard Poor's, BB+ Rating [Member]
Amount	0	1,240,901
Standard Poor's, BB Rating [Member]
Amount	1,069,517	337,998
Standard Poor's, BB- Rating [Member]
Amount	68,604	615,716
Standard Poor's, B+ Rating [Member]
Amount	1,008,126	246,345
Standard Poor's, CCC+ Rating [Member]
Amount	0	3,615,627
Standard Poor's, CCC Rating [Member]
Amount	$ 881,719	$ 0

SECURITIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Asset Backed Securities Pledged To Secure Certain Deposits	$ 29,900,000
Asset Backed Securities Pledged As Collateral	5,600,000
Percentage Of Asset Backed Securities In Investment Portfolio	97.00%	96.00%
Amount	154,756,678	190,477,003
Amortized Cost, Held to Maturity	112,619,434	153,516,839
Asset Backed Securities and Corporate Securities At Fair Value	11,956,182
Investment Securities - Held to Maturity	114,187,018	154,030,993
Losses on sales of HTM investment securities	157,153	0
Net losses on sale of investment securities	3,736	0
Other than Temporary Impairment Losses, Investments, Held-to-maturity Securities			148,000
Gains on sales of AFS investment securities	153,417	0
Held To Maturity Securities Debt Maturities Par Value	$ 961,000
Held-to-maturity Securities, Debt Maturities, Fair Value	764,000
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	575,000
Securities available for sale (AFS), at fair value	47,205,663	41,827,612
Mortgage-Backed Securities, Issued By Private Enterprises [Member]
Available For Sale Securities Average Life	2 years 22 days
Held To Maturity Securities Average Life Guaranteed By Issuer To Credit Risk		1 year 11 months 16 days
Amortized Cost, Held to Maturity	107,430,375	142,927,666
Percentage of amortized cost, unrealized loss	87.00%	83.00%
Asset-backed Securities Issued By Other [Member]
Available For Sale Securities Average Life	2 years 4 months 6 days
Held To Maturity Securities Average Life Guaranteed By Issuer To Credit Risk	1 year 7 months 10 days
Percentage of amortized cost, unrealized loss	13.00%	17.00%
Percentage Of Amortized Cost Related To Unrealized Loss Residential Cmo	10.91%	14.45%
Asset-Backed Securities [Member]
Amortized Cost, Held to Maturity	111,869,493
Investment Securities - Held to Maturity	113,437,077
Percentage of amortized cost, unrealized loss	0.09%	0.03%
Collateralized Mortgage Backed Securities [Member]
Available For Sale Securities Average Life	3 years 5 months 5 days	2 years 8 months 19 days
Held To Maturity Securities Average Life Guaranteed By Issuer To Credit Risk	3 years 2 months 27 days	2 years 6 months 26 days
Held-To-Maturity Securities [Member]
Amount	3,796,011
Available For Sale Securities Average Life	3 years 2 months 1 day
Held To Maturity Securities Average Life Guaranteed By Issuer To Credit Risk	2 years 4 months 24 days
Percentage of amortized cost, unrealized loss	21.00%	26.00%
Available-For-Sale Securities [Member]
Amount	1,469,911
Available For Sale Securities Average Life	3 years 5 months 5 days	1 year 7 months 24 days
Held To Maturity Securities Average Life Guaranteed By Issuer To Credit Risk	3 years 3 months 4 days	1 year 7 months 10 days
Asset Backed Securities and Corporate Securities At Fair Value	18,170,977
Standard Poor's, Aaa Rating [Member]
Amount	$ 150,317,560	$ 181,958,323

LOANS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Loan Receivables	$ 756,552,319	$ 718,540,175
Deferred loan fees	664,610	796,359
Allowance for loan loss	8,246,957	7,655,041
Loans And Leases Receivable Adjustments	8,911,567	8,451,400
Loans And Leases Receivable Net Reported Amount	747,640,752	710,088,775
Commercial Real Estate [Member]
Total Loan Receivables	419,667,312	370,383,885
Residential Mortgage [Member]
Total Loan Receivables	177,663,354	164,543,309
Construction and Land Development [Member]
Total Loan Receivables	31,818,782	36,744,865
Home Equity and Second Mortgage [Member]
Total Loan Receivables	21,982,375	24,138,324
Commercial Loan [Member]
Total Loan Receivables	88,157,606	101,968,056
Consumer Loan [Member]
Total Loan Receivables	995,206	1,000,983
Commercial Equipment [Member]
Total Loan Receivables	$ 16,267,684	$ 19,760,753

LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of year	$ 6,475,004	$ 6,250,097
New loans made during year	842,052	815,681
Repayments made during year	(330,300)	(590,774)
Balance, end of year	$ 6,986,756	$ 6,475,004

LOANS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Begining Balance	$ 7,655,041	$ 7,669,147
Charge-offs	(2,026,626)	(4,105,128)
Recoveries	89,861	3,871
Provisions	2,528,681	4,087,151
Ending Balance	8,246,957	7,655,041
Ending balance: individually evaluated for impairment	1,547,657	1,996,935
Ending balance: collectively evaluated for impairment	6,699,300	5,658,106
Loan receivables:
Total Loan Receivables	756,552,319	718,540,175
Ending balance: individually evaluated for impairment	38,990,435	70,915,639
Ending balance: collectively evaluated for impairment	717,561,884	647,624,536
Commercial Real Estate [Member]
Allowance for loan losses:
Begining Balance	2,525,199	3,313,983
Charge-offs	(486,431)	(1,249,038)
Recoveries	0	0
Provisions	2,051,066	460,254
Ending Balance	4,089,834	2,525,199
Ending balance: individually evaluated for impairment	785,878	423,093
Ending balance: collectively evaluated for impairment	3,303,956	2,102,106
Loan receivables:
Total Loan Receivables	419,667,312	370,383,885
Ending balance: individually evaluated for impairment	21,618,890	31,166,090
Ending balance: collectively evaluated for impairment	398,048,422	339,217,795
Residential Mortgage [Member]
Allowance for loan losses:
Begining Balance	539,205	204,073
Charge-offs	(10,987)	(49,002)
Recoveries	37,524	967
Provisions	517,486	383,167
Ending Balance	1,083,228	539,205
Ending balance: individually evaluated for impairment	403,475	113,000
Ending balance: collectively evaluated for impairment	679,753	426,205
Loan receivables:
Total Loan Receivables	177,663,354	164,543,309
Ending balance: individually evaluated for impairment	3,367,827	5,849,538
Ending balance: collectively evaluated for impairment	174,295,527	158,693,771
Construction and Land Development [Member]
Allowance for loan losses:
Begining Balance	354,385	1,266,625
Charge-offs	(140,835)	(213,007)
Recoveries	0	0
Provisions	319,880	(699,233)
Ending Balance	533,430	354,385
Ending balance: individually evaluated for impairment	0	100,000
Ending balance: collectively evaluated for impairment	533,430	254,385
Loan receivables:
Total Loan Receivables	31,818,782	36,744,865
Ending balance: individually evaluated for impairment	4,877,868	9,057,433
Ending balance: collectively evaluated for impairment	26,940,914	27,687,432
Home Equity and Second Mortgage [Member]
Allowance for loan losses:
Begining Balance	143,543	97,519
Charge-offs	(210,753)	0
Recoveries	0	0
Provisions	347,029	46,024
Ending Balance	279,819	143,543
Ending balance: individually evaluated for impairment	0	42,340
Ending balance: collectively evaluated for impairment	279,819	101,203
Loan receivables:
Total Loan Receivables	21,982,375	24,138,324
Ending balance: individually evaluated for impairment	291,000	492,319
Ending balance: collectively evaluated for impairment	21,691,375	23,646,005
Consumer Loan [Member]
Allowance for loan losses:
Begining Balance	19,119	32,209
Charge-offs	(4,994)	(3,000)
Recoveries	987	968
Provisions	4,229	(11,058)
Ending Balance	19,341	19,119
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	19,341	19,119
Loan receivables:
Total Loan Receivables	995,206	1,000,983
Ending balance: individually evaluated for impairment	51,748	82,036
Ending balance: collectively evaluated for impairment	943,458	918,947
Commercial Loan [Member]
Allowance for loan losses:
Begining Balance	3,850,294	2,552,039
Charge-offs	(1,003,824)	(2,441,076)
Recoveries	51,350	1,936
Provisions	(948,796)	3,737,395
Ending Balance	1,949,024	3,850,294
Ending balance: individually evaluated for impairment	353,883	1,318,502
Ending balance: collectively evaluated for impairment	1,595,141	2,531,792
Loan receivables:
Total Loan Receivables	88,157,606	101,968,056
Ending balance: individually evaluated for impairment	8,778,681	23,896,287
Ending balance: collectively evaluated for impairment	79,378,925	78,071,769
Commercial Equipment [Member]
Allowance for loan losses:
Begining Balance	223,296	202,699
Charge-offs	(168,802)	(150,005)
Recoveries	0	0
Provisions	237,787	170,602
Ending Balance	292,281	223,296
Ending balance: individually evaluated for impairment	4,421	0
Ending balance: collectively evaluated for impairment	287,860	223,296
Loan receivables:
Total Loan Receivables	16,267,684	19,760,753
Ending balance: individually evaluated for impairment	4,421	371,936
Ending balance: collectively evaluated for impairment	$ 16,263,263	$ 19,388,817

LOANS (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Number of Loans, 90 or Greater Days Delinquent	34	35
90 or Greater Days Delinquent	$ 8,717,017	$ 9,510,617
Number Of Loans, Nonaccrual Performing Loans	6
Nonacccrual Performing Loans	4,424,388
Total Number of loans	40
Total Dollars	13,141,405
Commercial Real Estate [Member]
Number of Loans, 90 or Greater Days Delinquent	7	11
90 or Greater Days Delinquent	1,527,844	2,866,539
Number Of Loans, Nonaccrual Performing Loans	2
Nonacccrual Performing Loans	3,802,947
Total Number of loans	9
Total Dollars	5,330,791
Residential Mortgage [Member]
Number of Loans, 90 or Greater Days Delinquent	10	7
90 or Greater Days Delinquent	3,169,404	2,438,771
Number Of Loans, Nonaccrual Performing Loans	3
Nonacccrual Performing Loans	569,693
Total Number of loans	13
Total Dollars	3,739,097
Construction and Land Development [Member]
Number of Loans, 90 or Greater Days Delinquent	0	2
90 or Greater Days Delinquent	0	1,413,550
Number Of Loans, Nonaccrual Performing Loans	0
Nonacccrual Performing Loans	0
Total Number of loans	0
Total Dollars	0
Home Equity and Second Mortgage [Member]
Number of Loans, 90 or Greater Days Delinquent	2	7
90 or Greater Days Delinquent	71,296	291,285
Number Of Loans, Nonaccrual Performing Loans	0
Nonacccrual Performing Loans	0
Total Number of loans	2
Total Dollars	71,296
Commercial Loan [Member]
Number of Loans, 90 or Greater Days Delinquent	11	4
90 or Greater Days Delinquent	3,732,090	2,263,916
Number Of Loans, Nonaccrual Performing Loans	0
Nonacccrual Performing Loans	0
Total Number of loans	11
Total Dollars	3,732,090
Consumer Loan [Member]
Number of Loans, 90 or Greater Days Delinquent	0	1
90 or Greater Days Delinquent	0	500
Number Of Loans, Nonaccrual Performing Loans	1
Nonacccrual Performing Loans	51,748
Total Number of loans	1
Total Dollars	51,748
Commercial Equipment [Member]
Number of Loans, 90 or Greater Days Delinquent	4	3
90 or Greater Days Delinquent	216,383	236,056
Number Of Loans, Nonaccrual Performing Loans	0
Nonacccrual Performing Loans	0
Total Number of loans	4
Total Dollars	$ 216,383

LOANS (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current	$ 744,659,871	$ 703,554,835
31-60 Days	829,306	1,732,541
61-89 Days	2,346,125	3,742,182
90 or Greater Days	8,717,017	9,510,617
Total Past Due	11,892,448	14,985,340
Total Loan Receivables	756,552,319	718,540,175
Commercial Real Estate [Member]
Current	416,721,658	367,415,647
31-60 Days	0	101,699
61-89 Days	1,417,810	0
90 or Greater Days	1,527,844	2,866,539
Total Past Due	2,945,654	2,968,238
Total Loan Receivables	419,667,312	370,383,885
Residential Mortgage [Member]
Current	173,593,886	160,785,337
31-60 Days	97,307	1,319,201
61-89 Days	802,757	0
90 or Greater Days	3,169,404	2,438,771
Total Past Due	4,069,468	3,757,972
Total Loan Receivables	177,663,354	164,543,309
Construction and Land Development [Member]
Current	31,818,782	35,331,315
31-60 Days	0	0
61-89 Days	0	0
90 or Greater Days	0	1,413,550
Total Past Due	0	1,413,550
Total Loan Receivables	31,818,782	36,744,865
Home Equity and Second Mortgage [Member]
Current	21,499,018	23,618,693
31-60 Days	350,715	228,346
61-89 Days	61,346	0
90 or Greater Days	71,296	291,285
Total Past Due	483,357	519,631
Total Loan Receivables	21,982,375	24,138,324
Commercial Loan [Member]
Current	84,384,426	95,961,076
31-60 Days	0	49,781
61-89 Days	41,090	3,693,283
90 or Greater Days	3,732,090	2,263,916
Total Past Due	3,773,180	6,006,980
Total Loan Receivables	88,157,606	101,968,056
Consumer Loan [Member]
Current	983,094	991,838
31-60 Days	9,363	8,645
61-89 Days	2,749	0
90 or Greater Days	0	500
Total Past Due	12,112	9,145
Total Loan Receivables	995,206	1,000,983
Commercial Equipment [Member]
Current	15,659,007	19,450,929
31-60 Days	371,921	24,869
61-89 Days	20,373	48,899
90 or Greater Days	216,383	236,056
Total Past Due	608,677	309,824
Total Loan Receivables	$ 16,267,684	$ 19,760,753

LOANS (Details 5) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Loan Receivables	$ 756,552,319	$ 718,540,175
Commercial Real Estate [Member]
Total Loan Receivables	419,667,312	370,383,885
Commercial Real Estate [Member] | Unrated [Member]
Total Loan Receivables	59,930,126	1,003,553
Commercial Real Estate [Member] | Pass [Member]
Total Loan Receivables	329,882,941	338,952,446
Commercial Real Estate [Member] | Special Mention [Member]
Total Loan Receivables	4,880,758	0
Commercial Real Estate [Member] | Substandard [Member]
Total Loan Receivables	24,973,487	30,391,213
Commercial Real Estate [Member] | Doubtful [Member]
Total Loan Receivables	0	0
Commercial Real Estate [Member] | Unlikely To Be Collected Financing Receivable [Member]
Total Loan Receivables	0	36,673
Construction and Land Development [Member]
Total Loan Receivables	31,818,782	36,744,865
Construction and Land Development [Member] | Unrated [Member]
Total Loan Receivables	4,330,321	0
Construction and Land Development [Member] | Pass [Member]
Total Loan Receivables	19,752,749	27,687,432
Construction and Land Development [Member] | Special Mention [Member]
Total Loan Receivables	0	0
Construction and Land Development [Member] | Substandard [Member]
Total Loan Receivables	7,735,712	9,057,433
Construction and Land Development [Member] | Doubtful [Member]
Total Loan Receivables	0	0
Construction and Land Development [Member] | Unlikely To Be Collected Financing Receivable [Member]
Total Loan Receivables	0	0
Residential Mortgage [Member]
Total Loan Receivables	177,663,354	164,543,309
Residential Mortgage [Member] | Performing Financing Receivable [Member]
Total Loan Receivables	174,493,950	162,104,538
Residential Mortgage [Member] | Nonperforming Financing Receivable [Member]
Total Loan Receivables	3,169,404	2,438,771
Home Equity and Second Mortgage [Member]
Total Loan Receivables	21,982,375	24,138,324
Home Equity and Second Mortgage [Member] | Performing Financing Receivable [Member]
Total Loan Receivables	21,911,079	23,847,039
Home Equity and Second Mortgage [Member] | Nonperforming Financing Receivable [Member]
Total Loan Receivables	71,296	291,285
Consumer Loan [Member]
Total Loan Receivables	995,206	1,000,983
Consumer Loan [Member] | Performing Financing Receivable [Member]
Total Loan Receivables	995,206	1,000,483
Consumer Loan [Member] | Nonperforming Financing Receivable [Member]
Total Loan Receivables	0	500
Commercial Loan [Member]
Total Loan Receivables	88,157,606	101,968,056
Commercial Loan [Member] | Unrated [Member]
Total Loan Receivables	11,627,726	586,124
Commercial Loan [Member] | Pass [Member]
Total Loan Receivables	64,436,809	78,183,487
Commercial Loan [Member] | Special Mention [Member]
Total Loan Receivables	0	0
Commercial Loan [Member] | Substandard [Member]
Total Loan Receivables	12,093,071	23,198,445
Commercial Loan [Member] | Doubtful [Member]
Total Loan Receivables	0	0
Commercial Loan [Member] | Unlikely To Be Collected Financing Receivable [Member]
Total Loan Receivables	0	0
Commercial Equipment [Member]
Total Loan Receivables	16,267,684	19,760,753
Commercial Equipment [Member] | Unrated [Member]
Total Loan Receivables	5,082,713	391,786
Commercial Equipment [Member] | Pass [Member]
Total Loan Receivables	11,180,550	19,209,380
Commercial Equipment [Member] | Special Mention [Member]
Total Loan Receivables	0	0
Commercial Equipment [Member] | Substandard [Member]
Total Loan Receivables	4,421	159,587
Commercial Equipment [Member] | Doubtful [Member]
Total Loan Receivables	0	0
Commercial Equipment [Member] | Unlikely To Be Collected Financing Receivable [Member]
Total Loan Receivables	$ 0	$ 0

LOANS (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unpaid Contractual Principal Balance	$ 38,990,435	$ 21,124,616
Recorded Investment With No Allowance	34,717,598	10,620,567
Recorded Investment With Allowance	4,272,836	10,096,399
Total Recorded Investment	38,990,435	20,716,966
Related Allowance	1,547,657	1,996,935
Average Recorded Investment	40,127,336	20,071,170
Interest Income Recognized	1,850,050	792,725
Commercial Real Estate [Member]
Unpaid Contractual Principal Balance	21,618,890	8,405,656
Recorded Investment With No Allowance	18,804,478	6,404,447
Recorded Investment With Allowance	2,814,412	1,593,560
Total Recorded Investment	21,618,890	7,998,006
Related Allowance	785,878	423,093
Average Recorded Investment	22,501,842	6,880,651
Interest Income Recognized	1,119,715	375,203
Residential Mortgage [Member]
Unpaid Contractual Principal Balance	3,367,827	618,206
Recorded Investment With No Allowance	2,362,062	0
Recorded Investment With Allowance	1,005,765	618,206
Total Recorded Investment	3,367,827	618,206
Related Allowance	403,475	113,000
Average Recorded Investment	3,388,867	618,835
Interest Income Recognized	157,595	10,294
Construction and Land Development [Member]
Unpaid Contractual Principal Balance	4,877,868	3,130,466
Recorded Investment With No Allowance	4,877,868	1,716,915
Recorded Investment With Allowance	0	1,413,550
Total Recorded Investment	4,877,868	3,130,466
Related Allowance	0	100,000
Average Recorded Investment	4,792,982	3,193,938
Interest Income Recognized	276,260	84,107
Home Equity and Second Mortgage [Member]
Unpaid Contractual Principal Balance	291,000	42,340
Recorded Investment With No Allowance	291,000	0
Recorded Investment With Allowance	0	42,340
Total Recorded Investment	291,000	42,340
Related Allowance	0	42,340
Average Recorded Investment	221,000	42,340
Interest Income Recognized	6,783	0
Commercial Equipment [Member]
Unpaid Contractual Principal Balance	4,421	129,876
Recorded Investment With No Allowance	0	129,876
Recorded Investment With Allowance	4,421	0
Total Recorded Investment	4,421	129,876
Related Allowance	4,421	0
Average Recorded Investment	5,112	147,035
Interest Income Recognized	318	8,905
Commercial Loan [Member]
Unpaid Contractual Principal Balance	8,778,681	8,798,072
Recorded Investment With No Allowance	8,330,442	2,369,329
Recorded Investment With Allowance	448,238	6,428,743
Total Recorded Investment	8,778,681	8,798,072
Related Allowance	353,883	1,318,502
Average Recorded Investment	9,153,074	9,188,371
Interest Income Recognized	284,095	314,216
Consumer Loan [Member]
Unpaid Contractual Principal Balance	51,748
Recorded Investment With No Allowance	51,748
Recorded Investment With Allowance	0
Total Recorded Investment	51,748
Related Allowance	0
Average Recorded Investment	64,459
Interest Income Recognized	$ 5,284

LOANS (Details 7) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable Post Modification Recorded Investment	$ 4,515,443	$ 11,913,041
Financing Receivable Modifications Number Of Contracts1	10	15
Commercial Real Estate [Member]
Financing Receivable Post Modification Recorded Investment	3,097,214	7,696,921
Financing Receivable Modifications Number Of Contracts1	7	10
Residential Mortgage [Member]
Financing Receivable Post Modification Recorded Investment	1,418,229	0
Financing Receivable Modifications Number Of Contracts1	3	0
Construction and Land Development [Member]
Financing Receivable Post Modification Recorded Investment	0	1,716,915
Financing Receivable Modifications Number Of Contracts1	0	1
Commercial Loan [Member]
Financing Receivable Post Modification Recorded Investment	0	2,369,329
Financing Receivable Modifications Number Of Contracts1	0	3
Commercial Equipment [Member]
Financing Receivable Post Modification Recorded Investment	$ 0	$ 129,876
Financing Receivable Modifications Number Of Contracts1	0	1

LOANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Total Loan Receivables	$ 756,552,319	$ 718,540,175
Deferred Gain on Sale of Property	225,000	410,268
Total Dollars	13,141,405
Due to Related Parties	6,986,756	6,475,004
Total Recorded Investment	38,990,435	20,716,966
Loans and Leases Receivable, Nonperforming, Accrual of Interest	4,424,388
Related Allowance	1,547,657	1,996,935
Year to Date Interest Income Recognized	1,850,050	792,725
Reserve For Allowance For Loan Losses	300,000
Other Real Estate, Additions	415,995	187,891
Financing Receivable Troubled Debt Restructuring [Member]
Financing Receivable, Modifications, Recorded Investment		11,113,326
Financing Receivable Modifications Recorded Investment Percentage	100.00%	93.30%
Investment Income, Interest	220,326	524,397
Related Allowance	0	300,000
Year to Date Interest Income Recognized	220,326	524,397
Commercial Real Estate [Member]
Loans and Leases Receivable, Allowance Percentage	80.00%
Total Loan Receivables	419,667,312	370,383,885
Tdr Loan Transferred Two	111,299
Total Recorded Investment	21,618,890	7,998,006
Related Allowance	785,878	423,093
Year to Date Interest Income Recognized	1,119,715	375,203
Other Real Estate, Additions	382,500
Commercial Loan [Member]
Loans and Leases Receivable, Allowance Percentage	15.00%
Total Loan Receivables	88,157,606	101,968,056
Debt Maturity Period	3 to 20 years
Credit Quality Indicator	Only commercial loan relationships with an aggregate exposure to the Bank of $750,000 or greater are subject to being risk rated.
Total Recorded Investment	8,778,681	8,798,072
Related Allowance	353,883	1,318,502
Year to Date Interest Income Recognized	284,095	314,216
Other Real Estate, Additions		111,299
Percentage status of loan in portfolio	5.00%	5.00%
Residential Mortgage [Member]
Total Loan Receivables	177,663,354	164,543,309
Debt Maturity Period	10 to 30 Years
Total Recorded Investment	3,367,827	618,206
Related Allowance	403,475	113,000
Year to Date Interest Income Recognized	157,595	10,294
Foreclosed Real Estate [Member]
Loans and Leases Receivable, Allowance Percentage	1.09%	1.07%
Total Loan Receivables	8,246,957	7,655,041
Notes, Loans and Financing Receivable, Gross, Current	1,454,757	2,356,196
Two Commercial Equipment Loans [Member]
Other Real Estate, Additions		76,592
Eight Commercial Real Estate Loans [Member]
Other Real Estate, Additions	3,212,894
Three Residential First Mortgages [Member]
Other Real Estate, Additions	1,419,657
Nonaccrual Loans With No Impairment [Member]
Total Dollars	11,371,542	4,193,893
Interest Due To Debt	443,856	172,399
Nonaccrual Loans With Impairment [Member]
Total Dollars	1,769,863	5,316,724
Interest Due To Debt	$ 182,106	$ 242,705

LOAN SERVICING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of the year	$ 213,079	$ 196,648
Additions	105,480	73,022
Amortization	(73,887)	(56,591)
Balance, end of year	$ 244,672	$ 213,079

LOAN SERVICING (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Outstanding Balances Of Mortgages Serviced For Others	$ 48,292,582	$ 45,598,885

OTHER REAL ESTATE OWNED ("OREO") (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at beginning of year	$ 5,028,513	$ 10,469,302
Additions of underlying property	4,020,494	7,273,206
Disposals of underlying property	(1,483,449)	(10,750,768)
Valuation allowance	(674,205)	(1,963,227)
Balance at end of period	$ 6,891,353	$ 5,028,513

OTHER REAL ESTATE OWNED ("OREO") (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation allowance	$ 674,205	$ 1,963,227
Operating expenses	96,618	489,164
Miscellaneous expenses	$ 770,823	$ 2,452,391

PREMISES AND EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Land	$ 5,509,342	$ 4,916,251
Building and improvements	16,148,785	13,424,230
Furniture and equipment	6,681,230	5,820,318
Automobiles	294,225	245,363
Total cost	28,633,582	24,406,162
Less accumulated depreciation	8,851,346	7,965,260
Premises and equipment, net	$ 19,782,236	$ 16,440,902

PREMISES AND EQUIPMENT (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 548,765
2014	555,316
2015	562,036
2016	577,729
2017	584,801
Thereafter	3,545,937
Total	$ 6,374,584

PREMISES AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense	$ 513,910	$ 488,154

DEPOSITS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Noninterest-bearing demand	$ 102,319,581	$ 81,097,622
Interest-bearing
Demand	67,351,757	68,312,048
Money market deposits	209,813,301	191,540,190
Savings	35,291,646	30,787,620
Certificates of deposit	405,454,003	455,515,721
Total interest-bearing	717,910,707	746,155,579
Total deposits	$ 820,230,288	$ 827,253,201

DEPOSITS (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
2013	$ 242,042,465
2014	103,913,307
2015	44,663,544
2016	9,279,438
2017	5,555,249
Time Deposits	$ 405,454,003	$ 455,515,721

DEPOSITS (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, $100,000 or More	$ 206,405,092	$ 236,622,465
Time Deposits 250000 Or More	$ 70,789,975	$ 81,816,504

SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fixed Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	3.99%	4.04%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.84%	0.84%
Debt, Weighted Average Interest Rate	2.33%	2.76%
Debt Instrument Maturity Period	2036	2036
Fixed Rate Convertible [Member]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	3.47%	4.30%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	3.47%	3.47%
Debt, Weighted Average Interest Rate	3.47%	3.88%
Debt Instrument Maturity Period	2018	2018
Variable Convertible Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	4.00%	4.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	4.00%	4.00%
Debt, Weighted Average Interest Rate	4.00%	4.00%
Debt Instrument Maturity Period	2020	2020

SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-term debt
Long-term debt outstanding at end of period	$ 60,527,208	$ 60,576,595
Weighted average rate on outstanding long-term debt	2.80%	3.33%
Maximum outstanding long-term debt of any month end	60,573	60,620
Average outstanding long-term debt	60,206	61,421
Approximate average rate paid on long-term debt	3.02%	3.32%
Short-term borrowings
Short-term borrowings outstanding at end of period	1,000,000	0
Weighted average rate on short-term borrowings	0.36%	0.00%
Maximum outstanding short-term borrowings at any month end	14,000	15,703
Average outstanding short-term borrowings	$ 3,639	$ 2,168
Approximate average rate paid on short-term borrowings	1.40%	1.91%

SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Due in 2013	$ 5,000,000
Due in 2014	750,000
Due in 2015	14,000,000
Due in 2016	0
Due in 2017	10,000,000
Thereafter	30,777,208
Long-term debt	60,527,208	60,576,595
Fixed Rate [Member]
Due in 2013	5,000,000
Due in 2014	750,000
Due in 2015	14,000,000
Due in 2016	0
Due in 2017	10,000,000
Thereafter	10,777,208
Long-term debt	40,527,208
Fixed Rate Convertible [Member]
Due in 2013	0
Due in 2014	0
Due in 2015	0
Due in 2016	0
Due in 2017	0
Thereafter	10,000,000
Long-term debt	10,000,000
Variable Convertible Rate [Member]
Due in 2013	0
Due in 2014	0
Due in 2015	0
Due in 2016	0
Due in 2017	0
Thereafter	10,000,000
Long-term debt	$ 10,000,000

SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible Debt, Noncurrent	$ 10,000,000
Percentage Of The Long Term Debt Exercised Or Expired	83.00%
Long Term Debt Exercised Or Expired	50,527,208
Line of Credit Facility, Maximum Borrowing Capacity	70,357,702	75,564,000
Line of Credit Facility, Fair Value of Amount Outstanding	1,000,000	0
Due in 2013	5,000,000
Due in 2017	10,000,000
Federal Reserve Bank Of Richmond [Member]
Line of Credit Facility, Maximum Borrowing Capacity	16,300,000
Other Commercial Banks [Member]
Line of Credit Facility, Maximum Borrowing Capacity	12,000,000
Advances and Security Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity	391,000,000
Percentage Of Assets Limited To Maximum Borrowing Capacity	40.00%
Variable Convertible Debt [Member]
Variable Convertible Debt Maturity Period	2,020
Fixed Rate Convertible Advances [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.30%
Long Term Debt Percentage Bearing Revised Fixed Interest Rate	2.20%
Fixed Rate Convertible Advances Revised Maturity Period	2017
Fixed Rate Advance [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.00%
Long Term Debt Percentage Bearing Revised Fixed Interest Rate	2.80%
Aggregate Long Term Debt Maturities Repayments Of Principal In Next Twelve Months	10,000,000
Fixed Rate Advances Revised Maturity Period	2022
Federal Home Loan Bank Borrowings [Member]
Debt Conversion, Original Debt, Amount	10,000,000
Debt Conversion Converted Instrument Period	10 years
Debt Conversion, Converted Instrument, Rate	4.00%
Line of Credit Facility, Maximum Borrowing Capacity	223,000,000
Security Owned and Pledged as Collateral, Fair Value	412,000,000
Fhlb Lendable Collateral	284,000,000
Fhlb Lendable Pledged Collateral	162,000,000
Line of Credit Facility, Current Borrowing Capacity	101,000,000
Line of Credit Facility, Fair Value of Amount Outstanding	61,000,000
Fhlb Lendable Unpledged Collateral	$ 122,000,000

INCOME TAXES (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Current
Federal									$ 2,827,187	$ 1,663,022
State									678,278	557,499
Current Income Tax Expense (Benefit)									3,505,465	2,220,521
Deferred
Federal									(631,256)	(611,296)
State									(97,984)	(75,650)
Deferred income tax benefit									(868,928)	(646,717)
Total income tax expense, Amount	$ 866,211	$ 830,244	$ 492,727	$ 587,043	$ 203,823	$ 653,856	$ 654,648	$ 21,248	$ 2,776,225	$ 1,533,575

INCOME TAXES (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Expected income tax expense at federal tax rate									$ 2,640,487	$ 1,596,313
State taxes net of federal benefit									177,559	127,658
Nondeductible expenses									28,890	21,246
Nontaxable income									(320,054)	(347,329)
Other									249,343	135,687
Total income tax expense, Amount	$ 866,211	$ 830,244	$ 492,727	$ 587,043	$ 203,823	$ 653,856	$ 654,648	$ 21,248	$ 2,776,225	$ 1,533,575
Expected income tax expense at federal tax rate									34.00%	34.00%
State taxes net of federal benefit									2.29%	2.72%
Nondeductible expenses									0.37%	0.45%
Nontaxable income									(4.12%)	(7.40%)
Other									3.21%	2.89%
Total income tax expense									35.75%	32.66%

INCOME TAXES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Deferred fees	$ 0	$ 1,410
Allowance for loan losses	3,253,425	3,019,914
Deferred compensation	1,860,068	1,739,075
OREO valuation allowance and expenses	1,510,974	1,245,000
Other	438,077	163,612
Deferred Tax Assets, Gross	7,062,544	6,169,011
Deferred tax liabilities
Unrealized gain on investment securities	71,701	149,188
FHLB stock dividends	156,182	156,182
Depreciation	29,386	31,169
Deferred Tax Liabilities, Gross	257,269	336,539
Net deferred tax assets	$ 6,805,275	$ 5,832,472

INCOME TAXES (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses	$ 3,253,425	$ 3,019,914
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	463,000
Retained Earnings [Member]
Allowance for loan losses	$ 1,200,000

COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility, Commitment Fee Amount	$ 15,500,000	$ 22,300,000
Letters of Credit Outstanding, Amount	22,715,990	19,426,823
Line of Credit Facility, Maximum Borrowing Capacity	$ 70,357,702	$ 75,564,000

STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares, Outstanding , Beginning	264,156	299,237
Shares Granted at fair value	0	0
Shares Exercised	(24,780)	(33,163)
Shares Expired	0	(338)
Shares Forfeited	(3,317)	(1,580)
Shares, Outstanding, Ending	236,059	264,156
Shares, Exercisable	236,059	264,156
Weighted Average Exercise Price Outstanding, Beginning	$ 17.9	$ 16.86
Weighted Average Exercise Price Granted at fair value	$ 0	$ 0
Weighted Average Exercise Price Exercised	$ 12.25	$ 8.75
Weighted Average Exercise Price Expired	$ 0	$ 8.44
Weighted Average Exercise Price Forfeited	$ 18.25	$ 15
Weighted Average Exercise Price Outstanding, Ending	$ 18.49	$ 17.9
Weighted Average Exercise Price Exercisable	$ 18.49	$ 17.9
Aggregate Intrinsic Value Outstanding, Beginning	$ 175,911	$ 524,392
Aggregate Intrinsic Value Exercised	88,607	286,061
Aggregate Intrinsic Value Outstanding, Ending	164,304	175,911
Aggregate Intrinsic Value Exercisable	$ 164,304	$ 175,911
Weighted-Average Contractual Life Remaining In Years Outstanding (in years)	1 year	1 year 8 months 12 days
Weighted-Average Contractual Life Remaining In Years Exercisable Outstanding (in years)	1 year	1 year 8 months 12 days

STOCK-BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number Outstanding December 31, 2012 (in shares)	236,059	264,156
Weighted Average Remaining Contractual Life (in years)	1 year	1 year 8 months 12 days
Weighted Average Exercise Price (in dollars per share)	$ 18.49	$ 17.9
Option Exercisable One [Member]
Number Outstanding December 31, 2012 (in shares)	51,858
Weighted Average Remaining Contractual Life (in years)	1 year
Weighted Average Exercise Price (in dollars per share)	$ 12.96
Option Exercisable Two [Member]
Number Outstanding December 31, 2012 (in shares)	82,652
Weighted Average Remaining Contractual Life (in years)	2 years
Weighted Average Exercise Price (in dollars per share)	$ 15.89
Option Exercisable Three [Member]
Number Outstanding December 31, 2012 (in shares)	80,138
Weighted Average Remaining Contractual Life (in years)	3 years
Weighted Average Exercise Price (in dollars per share)	$ 22.29
Option Exercisable Five [Member]
Number Outstanding December 31, 2012 (in shares)	21,411
Weighted Average Remaining Contractual Life (in years)	5 years
Weighted Average Exercise Price (in dollars per share)	$ 27.7

STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Begining Period, Nonvested	8,113	2,720
Number of Shares, Granted	23,281	12,934
Number of Shares, Vested	(7,825)	(7,541)
Ending Period, Nonvested	23,569	8,113
Weighted Average Grant Date Fair Value, Nonvested	$ 16.47	$ 11.9
Weighted Average Grant Date Fair Value, Granted	$ 15.21	$ 16.49
Weighted Average Grant Date Fair Value, Vested	$ 15.2	$ 14.86
Weighted Average Grant Date Fair Value, Nonvested	$ 15.64	$ 16.47
Restricted Stock Units (Rsus) [Member]
Begining Period, Nonvested	6,845	3,739
Number of Shares, Granted	2,105	3,106
Number of Shares, Vested	(3,739)	0
Ending Period, Nonvested	5,211	6,845
Weighted Average Grant Date Fair Value, Nonvested	$ 15	$ 15
Weighted Average Grant Date Fair Value, Granted	$ 15.98	$ 15
Weighted Average Grant Date Fair Value, Vested	$ 14.8	$ 0
Weighted Average Grant Date Fair Value, Nonvested	$ 15.98	$ 15

STOCK-BASED COMPENSATION (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock based compensation	$ 388,715	$ 253,466
Aggregate Intrinsic Value Exercisable	164,304	175,911
Sale of Stock, Price Per Share (in dollars per share)	$ 15.98
Allocated Share-based Compensation Expense	152,640	154,899
Option Maximum Term	10 years
Director [Member]
Stock based compensation	$ 22,339	$ 36,461

EMPLOYEE BENEFIT PLANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan Employee Eligibility	Employees qualify to participate after one year of service and vest in allocated shares after three years of service.
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	$ 222,600	$ 43,695
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	204,523
Employee Stock Ownership Plan (ESOP), Number of Committed-to-be-Released Shares	59,618
Employee Stock Ownership Plan Esop Allocated Shares Market Value	3,268,280
Employee Stock Ownership Plan Esop Unallocated Shares Market Value	952,693
Net change in unearned ESOP shares	(37,199)	(436,973)
Sale of Stock, Price Per Share (in dollars per share)	$ 15.98
Four Zero One (K) Plan [Member]
Employee Stock Ownership Plan Employee Eligibility	In 2012 and 2011, the Company matched one-half of the first 8% of the employee's contribution. Employees who have completed six months of service are covered under this defined contribution plan. Employee's vest in the Company's matching contributions after three years of service.
Net change in unearned ESOP shares	211,200	208,926
Nonqualified Retirement Plan For Non Employee Directors [Member]
Employee Stock Ownership Plan Employee Eligibility	Directors are eligible for a maximum benefit of $3,500 a year for ten years following retirement from the Board of Community Bank of Tri-County. The maximum benefit is earned at 15 years of service as a non-employee director. Full vesting occurs after two years of service.
Net change in unearned ESOP shares	19,780	46,353
Individual Supplemental Retirement Plans [Member]
Employee Stock Ownership Plan Employee Eligibility	15 years
Net change in unearned ESOP shares	$ 441,601	$ 346,653

REGULATORY MATTERS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Company [Member]
Regulatory Assets
Risk Weighted Assets	$ 99,280	$ 94,927
Capital to Risk Weighted Assets	12.84%	12.69%
Capital Required for Capital Adequacy	61,842	59,859
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital	90,908	87,164
Tier One Risk Based Capital to Risk Weighted Assets	11.76%	11.65%
Tier One Risk Based Capital Required for Capital Adequacy	30,921	29,930
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Leverage Capital	90,908	87,164
Tier One Leverage Capital to Average Assets	9.39%	9.17%
Tier One Leverage Capital Required for Capital Adequacy	38,723	38,021
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Bank [Member]
Regulatory Assets
Risk Weighted Assets	96,600	92,515
Capital to Risk Weighted Assets	12.55%	12.42%
Capital Required for Capital Adequacy	61,586	59,609
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	76,983	74,511
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital	88,228	84,860
Tier One Risk Based Capital to Risk Weighted Assets	11.46%	11.39%
Tier One Risk Based Capital Required for Capital Adequacy	30,793	29,804
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	46,190	44,707
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital	88,228	84,860
Tier One Leverage Capital to Average Assets	9.14%	8.96%
Tier One Leverage Capital Required for Capital Adequacy	38,595	37,896
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 48,244	$ 47,370
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Investment securities - AFS, Carrying amount	$ 47,205,663	$ 41,827,612
Investment securities - HTM, Carrying amount	112,619,434	153,516,839
Federal Home Loan Bank and Federal Reserve Stock, Carrying amount	5,476,050	5,587,000
Loans, Carrying amount	747,640,752	710,088,775
Other real estate owned, Carrying amount	6,891,353	5,028,513	10,469,302
Investment securities - AFS, Fair value	47,205,663	41,827,612
Investment securities - HTM, Fair value	114,187,018	154,030,993
Federal Home Loan Bank and Federal Reserve Stock, Fair value	5,469,000	5,624,000
Loans, Fair value	757,387,000	726,238,000
Other real estate owned, Fair value	6,891,353	5,028,513
Liabilities [Abstract]
Savings, NOW and money market accounts, Carrying amount	414,776,285	371,737,480
Time deposits, Carrying amount	405,454,003	455,515,721
Long-term debt, Carrying amount	60,527,208	60,576,595
Short term borrowings, Carrying amount	1,000,000	0
Guaranteed preferred beneficial interest in junior subordinated debentures, Carrying amount	12,000,000	12,000,000
Savings, NOW and money market accounts, Fair value	414,776,285	371,737,480
Time deposits, Fair value	410,257,000	462,192,000
Long-term debt, Fair value	64,252,000	61,353,000
Short term borrowings, Fair value	1,000,000
Guaranteed preferred beneficial interest in junior subordinated debentures, Fair value	2,400,000	2,400,000
Fair Value, Inputs, Level 1 [Member]
Assets
Investment securities - AFS, Fair value	0	0
Investment securities - HTM, Fair value	749,941	749,951
Federal Home Loan Bank and Federal Reserve Stock, Fair value	0	0
Loans, Fair value	0	0
Other real estate owned, Fair value	0	0
Liabilities [Abstract]
Savings, NOW and money market accounts, Fair value	0	0
Time deposits, Fair value	0	0
Long-term debt, Fair value	0	0
Short term borrowings, Fair value	0
Guaranteed preferred beneficial interest in junior subordinated debentures, Fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Investment securities - AFS, Fair value	47,205,663	41,827,612
Investment securities - HTM, Fair value	113,437,077	153,281,042
Federal Home Loan Bank and Federal Reserve Stock, Fair value	5,469,000	5,624,000
Loans, Fair value	757,387,000	726,238,000
Other real estate owned, Fair value	6,891,353	5,028,513
Liabilities [Abstract]
Savings, NOW and money market accounts, Fair value	414,776,285	371,737,480
Time deposits, Fair value	410,257,000	462,192,000
Long-term debt, Fair value	64,252,000	61,353,000
Short term borrowings, Fair value	1,000,000
Guaranteed preferred beneficial interest in junior subordinated debentures, Fair value	2,400,000	2,400,000
Fair Value, Inputs, Level 3 [Member]
Assets
Investment securities - AFS, Fair value	0	0
Investment securities - HTM, Fair value	0	0
Federal Home Loan Bank and Federal Reserve Stock, Fair value	0	0
Loans, Fair value	0	0
Other real estate owned, Fair value	0	0
Liabilities [Abstract]
Savings, NOW and money market accounts, Fair value	0	0
Time deposits, Fair value	0	0
Long-term debt, Fair value	0	0
Short term borrowings, Fair value	0
Guaranteed preferred beneficial interest in junior subordinated debentures, Fair value	$ 0	$ 0

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans Payable	$ 15,500,000
Letters of Credit Outstanding, Amount	$ 22,715,990	$ 19,426,823

GUARANTEED PREFERRED BENEFICIAL INTEREST IN JUNIOR SUBORDINATED DEBENTURES (Details Textual) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Jul. 15, 2005 Capital Trust II [Member]	Jul. 31, 2004 Capital Trust II [Member]	Dec. 31, 2012 Capital Trust II [Member]	Dec. 31, 2012 Capital Trust II [Member] Common Securities [Member]	Dec. 31, 2011 Capital Trust II [Member] Common Securities [Member]	Dec. 31, 2011 Capital Trust I [Member]
Debt Instrument, Face Amount	$ 5,000,000	$ 7,000,000
Debt Instrument, Description of Variable Rate Basis	The variable rate is based on the 90-day LIBOR rate plus 1.70%.	The variable rate is based on the 90-day LIBOR rate plus 2.60%.
Additonal Amount Contributed To Purchase Debt				155,000	217,000
Junior Subordinated Notes Purchased				$ 5,155,000	$ 7,217,000
Debt Instrument, Maturity Date			Jun 15, 2035			Jul 22, 2034

PREFERRED STOCK (Details Textual) (USD $)	1 Months Ended
Sep. 22, 2011
Increased Percentage Of Sblf Funding	25.00%
Increased Amount Of Sblf Funding	$ 5,000,000
Preferred Stock, Redemption Terms	It was outstanding until redemption of all Series A Preferred Stock and Series B Preferred Stock on September 22, 2011.
Series Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	5.00%
Series Preferred Stock [Member] | Purchase Agreement [Member]
Preferred Stock, Liquidation Preference Per Share	$ 1,000
Preferred Stock, Liquidation Preference, Value	15,619,858
Preferred Stock, Shares Outstanding	15,540
Series B Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	9.00%
Series B Preferred Stock [Member] | Purchase Agreement [Member]
Preferred Stock, Liquidation Preference Per Share	$ 1,000
Preferred Stock, Liquidation Preference, Value	784,187
Preferred Stock, Shares Outstanding	777
Series C Preferred Stock [Member] | Purchase Agreement [Member]
Shares, Issued	20,000
Preferred Stock, Liquidation Preference Per Share	$ 1,000
Preferred Stock, Liquidation Preference, Value	$ 20,000,000
Preferred Stock Dividend Rate Description	based upon changes in the level of "Qualified Small Business Lending" or "QSBL" (as defined in the Purchase Agreement) by the Bank. Based upon the increase in the Bank's level of QSBL over the baseline level calculated under the terms of the Purchase Agreement, the dividend rate for the initial dividend period was set at one percent (1%). For the second through ninth calendar quarters, the dividend rate may be adjusted to between one percent (1%) and five percent (5%) per annum, to reflect the amount of change in the Bank's level of QSBL. If the level of the Bank's qualified small business loans declines so that the percentage increase in QSBL as compared to the baseline level is less than 10%, then the dividend rate payable on the Series C Preferred Stock would increase. For the tenth calendar quarter through four and one half years after issuance, the dividend rate will be fixed at between one percent (1%) and seven percent (7%) based upon the increase in QSBL as compared to the baseline. After four and one half years from issuance, the dividend rate will increase to nine percent (9%). In addition, beginning on January 1, 2014, and on all Series C Preferred Stock dividend payment dates thereafter ending on April 1, 2016, the Company will be required to pay to the Secretary, on each share of Series C Preferred Stock, but only out of assets legally available, a fee equal to 0.5% of the liquidation amount per share of Series C Preferred Stock.
Redemption Price Description	100% of the liquidation amount plus accrued but unpaid dividends to the date of redemption

CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Total Assets	$ 981,639,212	$ 983,479,723
Liabilities and Stockholders' Equity
Total Liabilities	902,591,951	908,025,625
Stockholders' Equity
Preferred Stock, value	20,000,000	20,000,000
Common stock	30,524	30,266
Additional paid in capital	17,873,560	17,367,403
Retained earnings	41,986,633	38,712,194
Accumulated other comprehensive income	139,184	289,599
Unearned ESOP shares	982,640	945,364
Total Stockholders' Equity	79,047,261	75,454,098	71,104,927
Total Liabilities and Stockholders' Equity	981,639,212	983,479,723
Parent Company [Member]
Assets
Cash - noninterest bearing	660,890	337,704
Investment in wholly owned subsidiaries	88,738,823	85,521,824
Other assets	2,864,629	2,755,040
Total Assets	92,264,342	88,614,568
Liabilities and Stockholders' Equity
Current liabilities	845,081	788,470
Guaranteed preferred beneficial interest in junior subordinated debentures	12,372,000	12,372,000
Total Liabilities	13,217,081	13,160,470
Stockholders' Equity
Common stock	30,524	30,266
Additional paid in capital	17,873,560	17,367,403
Retained earnings	41,986,633	38,712,194
Accumulated other comprehensive income	139,184	289,599
Unearned ESOP shares	(982,640)	(945,364)
Total Stockholders' Equity	79,047,261	75,454,098
Total Liabilities and Stockholders' Equity	92,264,342	88,614,568
Series C Preferred Stock [Member]
Stockholders' Equity
Preferred Stock, value	$ 20,000,000	$ 20,000,000

CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Interest and Dividend Income
Interest expense	$ 2,276,163	$ 2,539,049	$ 2,765,341	$ 3,023,685	$ 3,351,796	$ 3,378,500	$ 3,168,429	$ 3,222,317	$ 10,604,238	$ 13,121,042
Net interest income	7,919,136	7,347,607	7,337,201	7,084,699	6,736,869	6,756,007	6,736,003	6,609,473	29,688,643	26,838,352
Miscellaneous expenses									770,823	2,452,391
Income before income taxes and equity in undistributed net income of subsidiary	2,336,779	2,303,185	1,433,879	1,692,296	697,535	1,860,315	1,874,443	262,746	7,766,139	4,695,039
Net income									4,989,914	3,161,464
Net Income Available to Common Shareholders	1,420,568	1,422,941	891,152	1,055,253	442,601	1,008,547	1,008,063	29,765	4,789,914	2,488,976
Parent Company [Member]
Interest and Dividend Income
Dividends from subsidiary									2,300,000	3,275,000
Interest income									93,180	33,307
Interest expense									337,810	316,576
Net interest income									2,055,370	2,991,731
Miscellaneous expenses									(608,104)	(703,332)
Income before income taxes and equity in undistributed net income of subsidiary									1,447,266	2,288,399
Federal and state income tax benefit									289,929	335,444
Equity in undistributed net income of subsidiary									3,252,719	537,621
Net income									4,989,914	3,161,464
Preferred stock dividends									200,000	672,488
Net Income Available to Common Shareholders									$ 4,789,914	$ 2,488,976

CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 4,989,914	$ 3,161,464
Adjustments to reconcile net income to net cash provided by operating activities
Stock based compensation	388,715	253,466
Deferred income tax benefit	(868,928)	(646,717)
Net Cash Provided by Operating Activities	12,030,866	10,322,468
Cash Flows from Financing Activities
Dividends Paid	1,421,571	1,932,099
Proceeds from Small Business lending Fund Preferred Stock	0	20,000,000
Redemption of Troubled Asset Relief Program Preferred Stock	0	(16,317,000)
Exercise of stock options	82,550	121,319
Net change in ESOP loan	(1,942)	(406,425)
Redemption of common stock	294,088	409,965
Net Cash Used in Financing Activities	(7,707,351)	92,862,834
Increase (Decrease) in Cash	(7,822,534)	9,294,753
Cash and Cash Equivalents - January 1	19,118,189	9,823,436
Cash and Cash Equivalents - December 31	11,295,655	19,118,189
Parent Company [Member]
Cash Flows from Operating Activities
Net income	4,989,914	3,161,464
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiary	(3,252,719)	(537,621)
Stock based compensation	388,715	253,466
Increase in other assets	(89,610)	(301,185)
Deferred income tax benefit	(19,980)	(36,357)
Increase in current liabilities	56,611	108,595
Net Cash Provided by Operating Activities	2,072,931	2,648,362
Cash Flows from Financing Activities
Dividends Paid	(1,421,571)	(1,932,099)
Proceeds from Small Business lending Fund Preferred Stock	0	20,000,000
Redemption of Troubled Asset Relief Program Preferred Stock	0	(16,317,000)
Downstream of capital to subsidiary	(114,694)	(3,950,148)
Exercise of stock options	82,550	121,319
Net change in ESOP loan	(1,942)	(406,425)
Redemption of common stock	(294,088)	(409,965)
Net Cash Used in Financing Activities	(1,749,745)	(2,894,318)
Increase (Decrease) in Cash	323,186	(245,956)
Cash and Cash Equivalents - January 1	337,704	583,660
Cash and Cash Equivalents - December 31	$ 660,890	$ 337,704

QUARTERLY FINANCIAL COMPARISON (Unaudited) (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011
Interest and dividend income	$ 10,195,299		$ 9,886,656		$ 10,102,542		$ 10,108,384		$ 10,088,665		$ 10,134,507		$ 9,904,432		$ 9,831,790		$ 40,292,881		$ 39,959,394
Interest expense	2,276,163		2,539,049		2,765,341		3,023,685		3,351,796		3,378,500		3,168,429		3,222,317		10,604,238		13,121,042
Net Interest Income	7,919,136		7,347,607		7,337,201		7,084,699		6,736,869		6,756,007		6,736,003		6,609,473		29,688,643		26,838,352
Provision for loan loss	1,005,101		746,075		436,431		341,074		545,806		644,654		890,861		2,005,830
Net interest income after provision	6,914,035		6,601,532		6,900,770		6,743,625		6,191,063		6,111,353		5,845,142		4,603,643		27,159,962		22,751,201
Noninterest income	1,364,705		1,302,437		896,795		846,090		1,443,758		1,026,356		952,599		770,327		4,410,027		4,193,040
Noninterest expense	5,941,961		5,600,784		6,363,686		5,897,419		6,937,286		5,277,394		4,923,298		5,111,224		23,803,850		22,249,202
Income before income taxes	2,336,779		2,303,185		1,433,879		1,692,296		697,535		1,860,315		1,874,443		262,746		7,766,139		4,695,039
Provision for income taxes	866,211		830,244		492,727		587,043		203,823		653,856		654,648		21,248		2,776,225		1,533,575
Net Income	1,470,568		1,472,941		941,152		1,105,253		493,712		1,206,459		1,219,795		241,498
Preferred stock dividends	50,000		50,000		50,000		50,000		51,111		197,912		211,732		211,733		200,000		672,488
Net Income Available to Common Shareholders	$ 1,420,568		$ 1,422,941		$ 891,152		$ 1,055,253		$ 442,601		$ 1,008,547		$ 1,008,063		$ 29,765		$ 4,789,914		$ 2,488,976
Earnings Per Common Share
Basic (in dollars per share)	$ 0.47	[1]	$ 0.47	[1]	$ 0.29	[1]	$ 0.35	[1]	$ 0.15	[1]	$ 0.33	[1]	$ 0.33	[1]	$ 0.01	[1]	$ 1.57	[1]	$ 0.83	[1]
Diluted (in dollars per share)	$ 0.47	[1]	$ 0.47	[1]	$ 0.29	[1]	$ 0.35	[1]	$ 0.15	[1]	$ 0.33	[1]	$ 0.33	[1]	$ 0.01	[1]	$ 1.57	[1]	$ 0.82	[1]

[1]	Earnings per share are based upon quarterly results and may not be additive to the annual earnings per share amounts.